UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22227

IndexIQ ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, 4th Floor
New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis

IndexIQ Advisors LLC

51 Madison Avenue, 4th Floor

New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF

July 31, 2018 (unaudited)

	Shares	Value
Exchange Traded Note — 0.3%
Volatility Fund — 0.3%
iPATH S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $3,202,261)	103,094	$3,237,151
Exchange Traded Vehicles — 1.8%
Australian Dollar Fund — 0.5%
Invesco CurrencyShares Australian Dollar Trust(a)	70,442	5,238,067
British Pound Fund — 0.0%(b)
Invesco CurrencyShares British Pound Sterling Trust*(a)	2,864	364,674
Gold Fund — 0.6%
Invesco DB Gold Fund*	195,167	7,537,349
Japanese Yen Fund — 0.7%
Invesco CurrencyShares Japanese Yen Trust*(a)	96,889	8,291,761
Total Exchange Traded Vehicles
(Cost $22,458,300)		21,431,851
Investment Companies — 97.8%
BRIC Equity Funds — 2.9%
iShares China Large-Cap ETF(a)	362,046	15,792,447
iShares MSCI China ETF(a)	207,100	13,217,122
SPDR S&P China ETF(a)	41,114	4,241,320

Total BRIC Equity Funds		33,250,889

Convertible Bonds Fund — 5.2%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	1,130,972	60,145,091

Emerging Markets Small Cap Equity Fund — 1.9%
SPDR S&P Emerging Markets SmallCap ETF(a)	443,868	21,438,824

Europe Equity Fund — 1.5%
Xtrackers MSCI Europe Hedged Equity ETF(a)	606,309	17,637,529

Floating Rate Funds — 5.7%
Invesco Senior Loan ETF(a)	2,038,942	46,936,445
SPDR Blackstone / GSO Senior Loan ETF	400,232	18,910,962

Total Floating Rate Funds		65,847,407

High Yield Corporate Bond Funds — 5.6%
iShares iBoxx High Yield Corporate Bond ETF(a)	419,829	36,155,673
SPDR Bloomberg Barclays High Yield Bond ETF(a)	681,071	24,477,692
Xtrackers USD High Yield Corporate Bond ETF(a)	82,511	4,099,972

Total High Yield Corporate Bond Funds		64,733,337

International Bond Funds — 3.8%
Invesco Emerging Markets Sovereign Debt ETF(a)	248,532	6,789,894
iShares J.P. Morgan USD Emerging Markets Bond ETF	184,774	20,151,453

	Shares	Value
Investment Companies (continued)
International Bond Funds (continued)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF(a)	63,293	$1,735,494
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF(a)	822,127	14,321,452
WisdomTree Emerging Markets Local Debt Fund(a)	16,814	585,632

Total International Bond Funds		43,583,925

International Equity Core Fund — 2.1%
Xtrackers MSCI EAFE Hedged Equity ETF	764,240	24,738,449

International Large Cap Growth Fund — 1.0%
iShares MSCI EAFE Growth ETF	141,360	11,403,511

International Small Cap Equity Funds — 7.2%
iShares MSCI EAFE Small-Cap ETF(a)	833,002	52,878,967
SPDR S&P International Small Cap ETF	120,292	4,142,856
Vanguard FTSE All World ex-U.S. Small-Cap ETF(a)	217,329	25,323,175

Total International Small Cap Equity Funds		82,344,998

Investment Grade Corporate Bond Funds — 16.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(c)	565,538	65,466,679
iShares U.S. Credit Bond ETF(a)	27,631	2,973,372
SPDR Portfolio Short Term Corporate Bond ETF(a)	484,651	14,631,614
Vanguard Intermediate-Term Corporate Bond ETF(a)	435,540	36,559,227
Vanguard Short-Term Corporate Bond ETF(a)	902,956	70,575,041

Total Investment Grade Corporate Bond Funds		190,205,933

Japan Equity Fund — 1.0%
Xtrackers MSCI Japan Hedged Equity ETF(a)	266,394	11,340,393

Treasury Inflation-Protected Securities Funds — 1.5%
iShares 0-5 Year TIPS Bond ETF(a)	42,394	4,202,941
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund(a)	34,669	1,783,720
Vanguard Short-Term Inflation-Protected Securities ETF	225,155	10,980,810

Total Treasury Inflation-Protected Securities Funds		16,967,471

U.S. Intermediate Term Treasury Bond Funds— 0.8%
Schwab Intermediate-Term U.S. Treasury ETF(a)	101,078	5,261,110
Vanguard Intermediate-Term Treasury ETF(a)	69,186	4,313,747

Total U.S. Intermediate Term Treasury Bond		9,574,857

U.S. Large Cap Core Funds — 1.8%
Financial Select Sector SPDR Fund	658,536	18,406,081
Health Care Select Sector SPDR Fund	7,015	623,844

See Notes to Schedules of Investments.

1

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Investment Companies (continued)
U.S. Large Cap Core Funds (continued)
Technology Select Sector SPDR Fund	17,262	$1,224,221

Total U.S. Large Cap Core Funds		20,254,146

U.S. Large Cap Growth Funds — 3.9%
iShares Russell 1000 Growth ETF	126,202	18,616,057
iShares S&P 500 Growth ETF(a)	55,416	9,319,863
SPDR Portfolio S&P 500 Growth ETF	32,388	1,176,980
Vanguard Growth ETF(a)	101,416	15,574,455

Total U.S. Large Cap Growth Funds		44,687,355

U.S. Large Cap Value Funds — 0.5%
iShares Russell 1000 Value ETF	18,027	2,259,144
iShares S&P 500 Value ETF(a)	8,047	921,542
SPDR Portfolio S&P 500 Value ETF(a)	2,762	85,097
Vanguard Value ETF(a)	22,606	2,456,368

Total U.S. Large Cap Value Funds		5,722,151

U.S. Medium Term Treasury Bond Fund — 1.3%
iShares 3-7 Year Treasury Bond ETF(a)	120,760	14,427,197

U.S. Multi Cap Funds — 1.1%
iShares Core S&P Total U.S. Stock Market ETF	23,653	1,527,511
Schwab U.S. Broad Market ETF(a)	18,949	1,292,511
Vanguard Total Stock Market ETF(a)	70,710	10,259,314

Total U.S. Multi Cap Funds		13,079,336

U.S. Preferred Funds — 1.0%
Invesco Preferred ETF(a)	190,882	2,765,880
iShares U.S. Preferred Stock ETF	231,171	8,689,718

Total U.S. Preferred Funds		11,455,598

U.S. Short Term Treasury Bond Funds — 27.8%
Goldman Sachs Treasury Access 0-1 Year ETF	196,621	19,699,458
Invesco Treasury Collateral ETF	70,670	7,512,150
iShares Short Treasury Bond ETF(a)(c)	2,163,273	238,890,238
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	587,497	53,802,975

Total U.S. Short Term Treasury Bond Funds		319,904,821

U.S. Small Cap Core Funds — 0.2%
iShares Russell 2000 ETF(a)	10,040	1,665,335
Schwab U.S. Small-Capital ETF	3,764	281,434
Vanguard Small-Cap ETF	5,307	841,160

Total U.S. Small Cap Core Funds		2,787,929

U.S. Small Cap Growth Funds — 3.5%
iShares Russell 2000 Growth ETF(a)	82,279	17,077,006
iShares S&P Small-Cap 600 Growth ETF(a)	50,180	9,832,771
Vanguard Small-Cap Growth ETF(a)	72,650	12,895,375

Total U.S. Small Cap Growth Funds		39,805,152

Total Investment Companies
(Cost $1,096,407,742)		1,125,336,299

	Shares	Value
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.79%(d)
(Cost $1,939,253)	1,939,253	$1,939,253

Investment of Cash Collateral For Securities Loaned — 15.8%

Money Market Fund — 15.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(d)
(Cost $181,552,463)	181,552,463	181,552,463

Total Investments — 115.9%
(Cost $1,305,560,019)		1,333,497,017
Other Assets and Liabilities, Net — (15.9)%		(182,830,333)
Net Assets — 100.0%		$1,150,666,684

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $219,270,398; total market value of collateral held by the Fund was $223,391,293. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $41,838,830.
(b)	Less than 0.05%.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $2,834,342.
(d)	Reflects the 1-day yield at July 31, 2018.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018:

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Energy Select Sector SPDR Fund	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	$(585,187)	$–
Energy Select Sector SPDR Fund	Morgan Stanley	1.52	7/02/2020	Monthly	(585,187)	–
Financial Select Sector SPDR Fund	Morgan Stanley	2.42	7/02/2020	Monthly	1,854,399	–
First Trust Dow Jones Internet Index Fund	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(808,744)	–
First Trust Dow Jones Internet Index Fund	Morgan Stanley	(2.99)	7/02/2020	Monthly	(808,744)	–
Goldman Sachs Treasury Access 0-1 Year ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	990,579	–
Goldman Sachs Treasury Access 0-1 Year ETF	Morgan Stanley	2.42	7/02/2020	Monthly	990,579	–
Health Care Select Sector SPDR Fund	Morgan Stanley	2.42	7/02/2020	Monthly	62,696	–
Invesco CurrencyShares Australian Dollar Trust	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	263,383	–
Invesco CurrencyShares Australian Dollar Trust	Morgan Stanley	2.42	7/02/2020	Monthly	263,383	–
Invesco CurrencyShares British Pound Sterling Trust	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	18,336	–
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	2.42	7/02/2020	Monthly	18,336	–
Invesco CurrencyShares Euro Currency Trust	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(3,963,296)	–
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	(1.24)	7/02/2020	Monthly	(3,963,296)	–
Invesco CurrencyShares Japanese Yen Trust	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	416,946	–
Invesco CurrencyShares Japanese Yen Trust	Morgan Stanley	2.42	7/02/2020	Monthly	416,946	–
Invesco DB Commodity Index Tracking Fund	Morgan Stanley	1.52	7/02/2020	Monthly	(282,158)	–
Invesco DB Commodity Index Tracking Fund	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(282,158)	–
Invesco DB Gold Fund	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	379,017	–
Invesco DB Gold Fund	Morgan Stanley	2.42	7/02/2020	Monthly	379,017	–
Invesco DB U.S. Dollar Index Bullish Fund	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(5,962,002)	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1.52	7/02/2020	Monthly	(5,962,002)	–
Invesco Emerging Markets Sovereign Debt ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	341,418	–
Invesco Emerging Markets Sovereign Debt ETF	Morgan Stanley	2.42	7/02/2020	Monthly	341,418	–
Invesco KBW Bank ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(266,202)	–
Invesco KBW Bank ETF	Morgan Stanley	1.52	7/02/2020	Monthly	(266,202)	–
Invesco Preferred ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	139,075	–
Invesco Preferred ETF	Morgan Stanley	2.42	7/02/2020	Monthly	139,075	–
Invesco S&P 500 Low Volatility ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(1,992,928)	–
Invesco S&P 500 Low Volatility ETF	Morgan Stanley	1.52	7/02/2020	Monthly	(1,992,928)	–
Invesco Senior Loan ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	2,360,056	–
Invesco Senior Loan ETF	Morgan Stanley	2.42	7/02/2020	Monthly	2,360,056	–
Invesco Treasury Collateral ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	377,680	–
Invesco Treasury Collateral ETF	Morgan Stanley	2.42	7/02/2020	Monthly	377,680	–
iPath Bloomberg Commodity Index Total Return ETN	Morgan Stanley	1.52	7/02/2020	Monthly	(113,857)	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018 (continued) :

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation) (e)
iPath Bloomberg Commodity Index Total Return ETN	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	$(113,857)	$–
iPATH S&P 500 VIX Short-Term Futures ETN	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	162,778	–
iPATH S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.42	7/02/2020	Monthly	162,778	–
iShares 0-5 Year TIPS Bond ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	211,366	–
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	211,366	–
iShares 3-7 Year Treasury Bond ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	725,422	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	725,422	–
iShares China Large-Cap ETF	Morgan Stanley	2.42	7/02/2020	Monthly	1,588,161	–
iShares Core MSCI EAFE ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(762,356)	–
iShares Core MSCI EAFE ETF	Morgan Stanley	1.52	7/02/2020	Monthly	(762,356)	–
iShares Core MSCI Emerging Markets ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(2,671,025)	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1.52	7/02/2020	Monthly	(2,671,025)	–
iShares Core S&P Total U.S. Stock Market ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	76,786	–
iShares Core S&P Total U.S. Stock Market ETF	Morgan Stanley	2.42	7/02/2020	Monthly	76,786	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(2,533,044)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	1.52	7/02/2020	Monthly	(2,533,044)	–
iShares Edge MSCI Min Vol USA ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(4,156,632)	–
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	1.16	7/02/2020	Monthly	(4,156,632)	–
iShares Europe ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(146,142)	–
iShares Europe ETF	Morgan Stanley	1.52	7/02/2020	Monthly	(146,142)	–
iShares Floating Rate Bond ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(5,954,799)	–
iShares Floating Rate Bond ETF	Morgan Stanley	1.52	7/02/2020	Monthly	(5,954,799)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	3,291,751	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	3,291,751	–
iShares iBoxx High Yield Corporate Bond ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	1,817,993	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	1,817,993	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	1,013,276	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	1,013,276	–
iShares MBS ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(3,314,933)	–
iShares MBS ETF	Morgan Stanley	(0.74)	7/02/2020	Monthly	(3,314,933)	–
iShares MSCI All Country Asia ex Japan ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(582,135)	–
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	1.52	7/02/2020	Monthly	(582,135)	–
iShares MSCI China ETF	Morgan Stanley	2.42	7/02/2020	Monthly	1,329,179	–
iShares MSCI EAFE Growth ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	573,402	–
iShares MSCI EAFE Growth ETF	Morgan Stanley	2.42	7/02/2020	Monthly	573,402	–
iShares MSCI EAFE Small-Cap ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	2,658,860	–
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.42	7/02/2020	Monthly	2,658,860	–
iShares MSCI Eurozone ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(622,969)	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018 (continued) :

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation) (e)
iShares MSCI Eurozone ETF	Morgan Stanley	1.52	7/02/2020	Monthly	$(622,969)	$–
iShares MSCI Japan ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(624,866)	–
iShares MSCI Japan ETF	Morgan Stanley	1.52	7/02/2020	Monthly	(624,866)	–
iShares MSCI Pacific ex Japan ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(332,848)	–
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	(0.74)	7/02/2020	Monthly	(332,848)	–
iShares Russell 1000 Growth ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	936,098	–
iShares Russell 1000 Growth ETF	Morgan Stanley	2.42	7/02/2020	Monthly	936,098	–
iShares Russell 1000 Value ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	113,540	–
iShares Russell 1000 Value ETF	Morgan Stanley	2.42	7/02/2020	Monthly	113,540	–
iShares Russell 2000 ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	83,764	–
iShares Russell 2000 ETF	Morgan Stanley	2.42	7/02/2020	Monthly	83,764	–
iShares Russell 2000 Growth ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	858,634	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.42	7/02/2020	Monthly	858,634	–
iShares Russell 2000 Value ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(2,107,575)	–
iShares Russell 2000 Value ETF	Morgan Stanley	0.91	7/02/2020	Monthly	(2,107,575)	–
iShares S&P 500 Growth ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	468,549	–
iShares S&P 500 Growth ETF	Morgan Stanley	2.42	7/02/2020	Monthly	468,549	–
iShares S&P 500 Value ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	46,381	–
iShares S&P 500 Value ETF	Morgan Stanley	2.42	7/02/2020	Monthly	46,381	–
iShares S&P Small-Cap 600 Growth ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	494,382	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.42	7/02/2020	Monthly	494,382	–
iShares S&P Small-Cap 600 Value ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(1,226,895)	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1.52	7/02/2020	Monthly	(1,226,895)	–
iShares Short Treasury Bond ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	12,011,913	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	12,011,913	–
iShares Silver Trust	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(399,861)	–
iShares Silver Trust	Morgan Stanley	1.52	7/02/2020	Monthly	(399,861)	–
iShares U.S. Credit Bond ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	149,470	–
iShares U.S. Credit Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	149,470	–
iShares U.S. Preferred Stock ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	436,946	–
iShares U.S. Preferred Stock ETF	Morgan Stanley	2.42	7/02/2020	Monthly	436,946	–
iShares U.S. Real Estate ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(136,094)	–
iShares U.S. Real Estate ETF	Morgan Stanley	1.26	7/02/2020	Monthly	(136,094)	–
Materials Select Sector SPDR Fund	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(1,019,711)	–
Materials Select Sector SPDR Fund	Morgan Stanley	1.52	7/02/2020	Monthly	(1,019,711)	–
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	89,677	–
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Morgan Stanley	2.42	7/02/2020	Monthly	89,677	–
Schwab Intermediate-Term U.S. Treasury ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	264,570	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	2.42	7/02/2020	Monthly	264,570	–
Schwab U.S. Broad Market ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	65,004	–
Schwab U.S. Broad Market ETF	Morgan Stanley	2.42	7/02/2020	Monthly	65,004	–
Schwab U.S. Small-Cap ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	14,132	–
Schwab U.S. Small-Cap ETF	Morgan Stanley	2.42	7/02/2020	Monthly	14,132	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018 (continued) :

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation) (e)
SPDR Blackstone / GSO Senior Loan ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	$950,859	$–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.42	7/02/2020	Monthly	950,859	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	2,705,365	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.42	7/02/2020	Monthly	2,705,365	–
SPDR Bloomberg Barclays Convertible Securities ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	3,024,240	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.42	7/02/2020	Monthly	3,024,240	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	87,250	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	87,250	–
SPDR Bloomberg Barclays High Yield Bond ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	1,230,801	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	1,230,801	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(781,640)	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	1.52	7/02/2020	Monthly	(781,640)	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1.52	7/02/2020	Monthly	(2,491,301)	–
SPDR Dow Jones International Real Estate ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(2,491,301)	–
SPDR Dow Jones REIT ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(90,490)	–
SPDR Dow Jones REIT ETF	Morgan Stanley	0.01	7/02/2020	Monthly	(90,490)	–
SPDR Portfolio S&P 500 Growth ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	59,162	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2.42	7/02/2020	Monthly	59,162	–
SPDR Portfolio S&P 500 Value ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	4,283	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	2.42	7/02/2020	Monthly	4,283	–
SPDR Portfolio Short Term Corporate Bond ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	735,700	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	735,700	–
SPDR S&P Bank ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(903,113)	–
SPDR S&P Bank ETF	Morgan Stanley	1.26	7/02/2020	Monthly	(903,113)	–
SPDR S&P China ETF	Morgan Stanley	2.42	7/02/2020	Monthly	426,567	–
SPDR S&P Emerging Markets SmallCap ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	1,078,008	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.42	7/02/2020	Monthly	1,078,008	–
SPDR S&P International Small Cap ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	208,328	–
SPDR S&P International Small Cap ETF	Morgan Stanley	2.42	7/02/2020	Monthly	208,328	–
Technology Select Sector SPDR Fund	Morgan Stanley	2.42	7/02/2020	Monthly	123,117	–
VanEck Vectors High-Yield Municipal Index ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(1,382,066)	–
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	0.01	7/02/2020	Monthly	(1,382,066)	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	720,108	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018 (continued) :

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation) (e)
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	$720,108	$–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	1,273,331	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.42	7/02/2020	Monthly	1,273,331	–
Vanguard FTSE Developed Markets ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(927,930)	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1.52	7/02/2020	Monthly	(927,930)	–
Vanguard FTSE Emerging Markets ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(3,493,682)	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1.52	7/02/2020	Monthly	(3,493,682)	–
Vanguard FTSE Europe ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(989,350)	–
Vanguard FTSE Europe ETF	Morgan Stanley	1.52	7/02/2020	Monthly	(989,350)	–
Vanguard FTSE Pacific ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(618,001)	–
Vanguard FTSE Pacific ETF	Morgan Stanley	0.76	7/02/2020	Monthly	(618,001)	–
Vanguard Growth ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	783,053	–
Vanguard Growth ETF	Morgan Stanley	2.42	7/02/2020	Monthly	783,053	–
Vanguard Intermediate-Term Corporate Bond ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	1,838,286	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	1,838,286	–
Vanguard Intermediate-Term Treasury ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	216,916	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	2.42	7/02/2020	Monthly	216,916	–
Vanguard Mortgage-Backed Securities ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(1,871,213)	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	(1.69)	7/02/2020	Monthly	(1,871,213)	–
Vanguard Real Estate ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(1,102,503)	–
Vanguard Real Estate ETF	Morgan Stanley	1.51	7/02/2020	Monthly	(1,102,503)	–
Vanguard Short-Term Corporate Bond ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	3,548,620	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	3,548,620	–
Vanguard Short-Term Inflation-Protected Securities ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	552,125	–
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	2.42	7/02/2020	Monthly	552,125	–
Vanguard Small-Cap ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	42,320	–
Vanguard Small-Cap ETF	Morgan Stanley	2.42	7/02/2020	Monthly	42,320	–
Vanguard Small-Cap Growth ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	648,408	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.42	7/02/2020	Monthly	648,408	–
Vanguard Small-Cap Value ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	(2,743,597)	–
Vanguard Small-Cap Value ETF	Morgan Stanley	1.52	7/02/2020	Monthly	(2,743,597)	–
Vanguard Total Stock Market ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	515,795	–
Vanguard Total Stock Market ETF	Morgan Stanley	2.42	7/02/2020	Monthly	515,795	–
Vanguard Value ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	123,546	–
Vanguard Value ETF	Morgan Stanley	2.42	7/02/2020	Monthly	123,546	–
WisdomTree Emerging Markets Local Debt Fund	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	29,431	–
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.42	7/02/2020	Monthly	29,431	–
Xtrackers MSCI EAFE Hedged Equity ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	1,243,914	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018 (continued) :

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation) (e)
Xtrackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.42	7/02/2020	Monthly	$1,243,914	$–
Xtrackers MSCI Europe Hedged Equity ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	886,838	–
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.42	7/02/2020	Monthly	886,838	–
Xtrackers MSCI Japan Hedged Equity ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	570,225	–
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.42	7/02/2020	Monthly	570,225	–
Xtrackers USD High Yield Corporate Bond ETF	Bank of America Merrill Lynch	2.59	3/29/2019	Monthly	206,164	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	206,164	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $1,201,010 and with Bank of America Merrill Lynch amounted to $1,633,332 at July 31, 2018. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Reflects the value at reset date of July 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(f)
Exchange Traded Note	$3,237,151	$–	$–	$3,237,151
Exchange Traded Vehicles	21,431,851	–	–	21,431,851
Investment Companies	1,125,336,299	–	–	1,125,336,299
Short-Term Investment:
Money Market Fund	1,939,253	–	–	1,939,253
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	181,552,463	–	–	181,552,463
Total Investments in Securities	1,333,497,017	–	–	1,333,497,017
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$1,333,497,017	$–	$–	$1,333,497,017
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF

July 31, 2018 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 6.1%
Gold Fund — 1.8%
Invesco DB Gold Fund*	3,159	$122,001
Japanese Yen Fund — 2.1%
Invesco CurrencyShares Japanese Yen Trust*(a)	1,616	138,297
U.S. Dollar Fund — 2.2%
Invesco DB U.S Dollar Index Bullish Fund*(a)	5,690	142,136
Total Exchange Traded Vehicles
(Cost $419,527)		402,434
Investment Companies — 94.0%
BRIC Equity Funds — 10.2%
iShares China Large-Cap ETF(a)	7,318	319,211
iShares MSCI China ETF	4,186	267,151
SPDR S&P China ETF	831	85,726

Total BRIC Equity Funds		672,088

Emerging Small Cap Equity Fund — 2.6%
SPDR S&P Emerging Markets SmallCap ETF(a)	3,589	173,349

Europe Equity Fund — 4.5%
Xtrackers MSCI Europe Hedged Equity ETF	10,111	294,129

International Bond Funds — 5.3%
Invesco Emerging Markets Sovereign Debt ETF	1,608	43,931
iShares JP Morgan USD Emerging Markets Bond ETF	1,196	130,436
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF(a)	662	18,152
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	8,601	149,829
WisdomTree Emerging Markets Local Debt Fund	176	6,130

Total International Bond Funds		348,478

International Small Cap Equity Funds — 5.4%
iShares MSCI EAFE Small-Cap ETF	3,627	230,242
SPDR S&P International Small Cap ETF	524	18,046
Vanguard FTSE All World ex-U.S. Small-Cap ETF(a)	946	110,228

Total International Small Cap Equity Funds		358,516

Japan Equity Fund — 2.9%
Xtrackers MSCI Japan Hedged Equity ETF	4,443	189,139

Treasury Inflation-Protected Securities Funds — 4.3%
iShares 0-5 Year TIPS Bond ETF	707	70,092
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	578	29,738
Vanguard Short-Term Inflation-Protected Securities ETF	3,755	183,131

Total Treasury Inflation-Protected Securities Funds		282,961

U.S. Intermediate Term Treasury Bond Funds — 1.7%
Schwab Intermediate-Term U.S. Treasury ETF	1,190	61,939
	Shares	Value
Investment Companies (continued)
U.S. Intermediate Term Treasury Bond Funds (continued)
Vanguard Intermediate-Term Treasury ETF	814	$50,753

Total U.S. Intermediate Term Treasury Bond Funds		112,692

U.S. Large Cap Core Fund — 0.7%
Energy Select Sector SPDR Fund	564	43,496

U.S. Large Cap Growth Funds — 1.6%
iShares Russell 1000 Growth ETF	303	44,696
iShares S&P 500 Growth ETF	133	22,368
SPDR Portfolio S&P 500 Growth ETF	78	2,834
Vanguard Growth ETF(a)	243	37,317

Total U.S. Large Cap Growth Funds		107,215

U.S. Large Cap Value Funds — 2.5%
iShares Russell 1000 Value ETF	508	63,663
iShares S&P 500 Value ETF(a)	227	25,996
SPDR Portfolio S&P 500 Value ETF	78	2,403
Vanguard Value ETF(a)	638	69,325

Total U.S. Large Cap Value Funds		161,387

U.S. Medium Term Treasury Bond Fund — 2.6%
iShares 3-7 Year Treasury Bond ETF	1,421	169,767

U.S. Multi Cap Funds — 4.0%
iShares Core S&P Total U.S. Stock Market ETF	478	30,869
Schwab U.S. Broad Market ETF(a)	383	26,124
Vanguard Total Stock Market ETF(a)	1,429	207,334

Total U.S. Multi Cap Funds		264,327

U.S. Short Term Treasury Bond Funds — 44.9%
Goldman Sachs Treasury Access 0-1 Year ETF	1,816	181,945
Invesco Treasury Collateral ETF	653	69,413
iShares Short Treasury Bond ETF(a)(b)	19,982	2,206,612
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	5,427	497,005

Total U.S. Short Term Treasury Bond Funds		2,954,975

U.S. Small Cap Core Funds — 0.8%
iShares Russell 2000 ETF(a)	203	33,672
Schwab U.S. Small-Cap ETF	76	5,683
Vanguard Small-Cap ETF	107	16,959

Total U.S. Small Cap Core Funds		56,314

Total Investment Companies
(Cost $6,075,125)		6,188,833
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.79%(c)
(Cost $8,243)	8,243	8,243

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 5.8%
Money Market Fund — 5.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(c)
(Cost $380,450)	380,450	$380,450

Total Investments — 106.0%
(Cost $6,883,345)		6,979,960
Other Assets and Liabilities, Net — (6.0)%		(394,209)
Net Assets — 100.0%		$6,585,751

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $718,378; total market value of collateral held by the Fund was $732,358. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $351,908.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $261,719.
(c)	Reflects the 1-day yield at July 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018:
		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Energy Select Sector SPDR Fund	Morgan Stanley	2.42	7/02/2020	Monthly	$4,319	$–
Goldman Sachs Treasury Access 0-1 Year ETF	Morgan Stanley	2.42	7/02/2020	Monthly	18,134	–
Invesco CurrencyShares Euro Trust	Morgan Stanley	(1.24)	5/04/2020	Monthly	(35,199)	–
Invesco CurrencyShares Japanese Yen Trust	Morgan Stanley	2.42	7/02/2020	Monthly	13,778	–
Invesco DB Commodity Index Tracking Fund	Morgan Stanley	1.52	5/04/2020	Monthly	(18,354)	–
Invesco DB Gold Fund	Morgan Stanley	2.42	7/02/2020	Monthly	12,127	–
Invesco DB US Dollar Index Bullish Fund	Morgan Stanley	2.42	7/02/2020	Monthly	14,139	–
Invesco Emerging Markets Sovereign Debt ETF	Morgan Stanley	2.42	7/02/2020	Monthly	4,371	–
Invesco Treasury Collateral ETF	Morgan Stanley	2.42	7/02/2020	Monthly	6,909	–
iPath Bloomberg Commodity Index Total Return ETN	Morgan Stanley	1.52	5/04/2020	Monthly	(7,407)	–
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	6,940	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	16,845	–
iShares China Large-Cap ETF	Morgan Stanley	2.42	7/02/2020	Monthly	31,755	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(57,346)	–
iShares Core S&P Total U.S. Stock Market ETF	Morgan Stanley	2.42	7/02/2020	Monthly	3,100	–
iShares Core U.S. Credit Bond ETF	Morgan Stanley	(4.99)	5/04/2020	Monthly	(968)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(132,215)	–
iShares Europe ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(4,125)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(20,953)	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	12,978	–
iShares MSCI China ETF	Morgan Stanley	2.42	7/02/2020	Monthly	26,549	–
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.42	7/02/2020	Monthly	22,916	–
iShares MSCI Eurozone ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(17,539)	–
iShares MSCI Japan ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(53,789)	–
iShares Russell 1000 Growth ETF	Morgan Stanley	2.42	7/02/2020	Monthly	4,425	–
iShares Russell 1000 Value ETF	Morgan Stanley	2.42	7/02/2020	Monthly	6,391	–
iShares Russell 2000 ETF	Morgan Stanley	2.42	7/02/2020	Monthly	3,317	–
iShares S&P 500 Growth ETF	Morgan Stanley	2.42	7/02/2020	Monthly	2,186	–
iShares S&P 500 Value ETF	Morgan Stanley	2.42	7/02/2020	Monthly	2,634	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	219,535	–
iShares Silver Trust	Morgan Stanley	1.52	5/04/2020	Monthly	(21,462)	–
Materials Select Sector SPDR Fund	Morgan Stanley	1.52	5/04/2020	Monthly	(54,772)	–
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Morgan Stanley	2.42	7/02/2020	Monthly	2,984	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	2.42	7/02/2020	Monthly	6,142	–
Schwab U.S. Broad Market ETF	Morgan Stanley	2.42	7/02/2020	Monthly	2,592	–
Schwab U.S. Small-Cap ETF	Morgan Stanley	2.42	7/02/2020	Monthly	598	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018: (continued)

		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.42	7/02/2020	Monthly	$49,453	$–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	1,810	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(129,711)	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2.42	7/02/2020	Monthly	291	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	2.42	7/02/2020	Monthly	246	–
SPDR S&P China ETF	Morgan Stanley	2.42	7/02/2020	Monthly	8,562	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.42	7/02/2020	Monthly	17,243	–
SPDR S&P International Small Cap ETF	Morgan Stanley	2.42	7/02/2020	Monthly	1,791	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	14,912	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.42	7/02/2020	Monthly	10,953	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(74,991)	–
Vanguard FTSE Europe ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(27,859)	–
Vanguard Growth ETF	Morgan Stanley	2.42	7/02/2020	Monthly	3,686	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(11,668)	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	2.42	7/02/2020	Monthly	5,050	–
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	2.42	7/02/2020	Monthly	18,191	–
Vanguard Small-Cap ETF	Morgan Stanley	2.42	7/02/2020	Monthly	1,744	–
Vanguard Total Stock Market ETF	Morgan Stanley	2.42	7/02/2020	Monthly	20,603	–
Vanguard Value ETF	Morgan Stanley	2.42	7/02/2020	Monthly	6,846	–
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.42	7/02/2020	Monthly	592	–
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.42	7/02/2020	Monthly	29,265	–
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.42	7/02/2020	Monthly	18,816	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $261,719 at July 31, 2018. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.
_______________
(d) Reflects the value at reset date of July 31, 2018.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

July 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Exchange Traded Vehicles	$402,434	$–	$–	$402,434
Investment Companies	6,188,833	–	–	6,188,833
Short-Term Investment:
Money Market Fund	8,243	–	–	8,243
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	380,450	–	–	380,450
Total Investments in Securities	6,979,960	–	–	6,979,960
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$6,979,960	$–	$–	$6,979,960
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF

July 31, 2018 (unaudited)

	Shares	Value
Exchange Traded Vehicle — 2.5%
Euro Fund — 2.5%
Invesco CurrencyShares Euro Trust*(a)
(Cost $320,596)	2,886	$323,520
Investment Companies — 97.6%
Convertible Bond Fund — 0.7%
SPDR Bloomberg Barclays Convertible Securities ETF	1,654	87,960

Floating Rate Funds — 26.9%
Invesco Senior Loan ETF	68,052	1,566,557
iShares Floating Rate Bond ETF(a)	24,998	1,275,398
SPDR Blackstone / GSO Senior Loan ETF(a)	13,358	631,165
Total Floating Rate Funds		3,473,120

High Yield Corporate Bond Fund — 0.9%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,377	120,543

High Yield Municipal Bond Fund — 1.7%
VanEck Vectors High-Yield Municipal Index ETF	6,770	213,120

International Small Cap Equity Funds — 6.3%
iShares MSCI EAFE Small-Cap ETF	8,226	522,186
SPDR S&P International Small Cap ETF	1,188	40,915
Vanguard FTSE All World ex-U.S. Small-Cap ETF(a)	2,146	250,052
Total International Small Cap Equity Funds		813,153

Investment Grade Corporate Bond Funds — 10.6%
iShares Broad USD Investment Grade Corporate Bond ETF	362	38,955
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,401	856,740
Vanguard Intermediate-Term Corporate Bond ETF	5,699	478,374
Total Investment Grade Corporate Bond Funds		1,374,069

Japan Equity Fund — 0.2%
iShares MSCI Japan ETF(a)	532	31,138

Mortgage Backed Securities Funds — 6.2%
iShares MBS ETF(a)	4,926	511,171
Vanguard Mortgage-Backed Securities ETF	5,626	288,558
Total Mortgage Backed Securities Funds		799,729

U.S. Large Cap Core Funds — 1.4%
Invesco KBW Bank ETF	730	41,040
SPDR S&P Bank ETF(a)	2,883	139,249

Total U.S. Large Cap Core Funds		180,289

U.S. Large Cap Growth Funds — 2.0%
iShares Russell 1000 Growth ETF	725	106,945
iShares S&P 500 Growth ETF	318	53,481
SPDR Portfolio S&P 500 Growth ETF	186	6,759
Vanguard Growth ETF(a)	583	89,531
Total U.S. Large Cap Growth Funds		256,716

	Shares	Value
Investment Companies (continued)
U.S. Large Cap Value Funds — 0.5%
iShares Russell 1000 Value ETF	207	$25,941
iShares S&P 500 Value ETF(a)	92	10,536
SPDR Portfolio S&P 500 Value ETF	32	986
Vanguard Value ETF	260	28,252
Total U.S. Large Cap Value Funds		65,715

U.S. Short Term Treasury Bond Funds — 37.6%
Goldman Sachs Treasury Access 0-1 Year ETF	2,980	298,566
Invesco Treasury Collateral ETF	1,071	113,846
iShares Short Treasury Bond ETF(a)(b)	32,790	3,621,000
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	8,905	815,520
Total U.S. Short Term Treasury Bond Funds		4,848,932

U.S. Small Cap Growth Funds — 2.6%
iShares Russell 2000 Growth ETF(a)	686	142,379
iShares S&P Small-Cap 600 Growth ETF	419	82,103
Vanguard Small-Cap Growth ETF(a)	606	107,565
Total U.S. Small Cap Growth Funds		332,047

Total Investment Companies
(Cost $12,494,911)		12,596,531
Short-Term Investment — 0.0%(c)
Money Market Fund — 0.0%(c)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.79%(d)
(Cost $5,668)	5,668	5,668

Investment of Cash Collateral For Securities Loaned — 30.4%

Money Market Fund — 30.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.81%(d)
(Cost $3,922,210)	3,922,210	3,922,210

Total Investments — 130.5%
(Cost $16,743,385)		16,847,929
Other Assets and Liabilities, Net — (30.5)%		(3,945,105)
Net Assets — 100.0%		$12,902,824

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,852,855; total market value of collateral held by the Fund was $3,932,708. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $10,498.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $522,665.
(c)	Less than 0.05%.
(d)	Reflects the 1-day yield at July 31, 2018.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018:
		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(e)
Goldman Sachs Treasury Access 0-1 Year ETF	Morgan Stanley	2.42	7/02/2020	Monthly	$29,857	$–
Invesco CurrencyShares Australian Dollar Trust	Morgan Stanley	1.52	5/04/2020	Monthly	(119,497)	–
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	(2 04)	5/04/2020	Monthly	(8,276)	–
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	2.42	7/02/2020	Monthly	32,397	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1.52	5/04/2020	Monthly	(173,036)	–
Invesco KBW Bank ETF	Morgan Stanley	2.42	7/02/2020	Monthly	4,104	–
Invesco Preferred ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(6,390)	–
Invesco S&P 500 Low Volatility ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(66,738)	–
Invesco Senior Loan ETF	Morgan Stanley	2.42	7/02/2020	Monthly	156,628	–
Invesco Treasury Collateral ETF	Morgan Stanley	2.42	7/02/2020	Monthly	11,374	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1.01	5/04/2020	Monthly	(96,890)	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	3,874	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(52,098)	–
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	1.16	5/04/2020	Monthly	(139,142)	–
iShares Europe ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(3,662)	–
iShares Floating Rate Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	127,550	–
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	(0.99)	5/04/2020	Monthly	(91,546)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	85,662	–
iShares MBS ETF	Morgan Stanley	2.42	7/02/2020	Monthly	51,159	–
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(30,535)	–
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.42	7/02/2020	Monthly	52,181	–
iShares MSCI Eurozone ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(15,538)	–
iShares MSCI Japan ETF	Morgan Stanley	2.42	7/02/2020	Monthly	3,102	–
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	(0.74)	5/04/2020	Monthly	(17,486)	–
iShares Russell 1000 Growth ETF	Morgan Stanley	2.42	7/02/2020	Monthly	10,768	–
iShares Russell 1000 Value ETF	Morgan Stanley	2.42	7/02/2020	Monthly	2,632	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.42	7/02/2020	Monthly	14,321	–
iShares Russell 2000 Value ETF	Morgan Stanley	0.91	5/04/2020	Monthly	(70,578)	–
iShares S&P 500 Growth ETF	Morgan Stanley	2.42	7/02/2020	Monthly	5,382	–
iShares S&P 500 Value ETF	Morgan Stanley	2.42	7/02/2020	Monthly	1,031	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.42	7/02/2020	Monthly	8,230	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(41,047)	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	362,100	–
iShares U.S. Preferred Stock ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(20,073)	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	(12.39)	5/04/2020	Monthly	(35,342)	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.42	7/02/2020	Monthly	63,126	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.42	7/02/2020	Monthly	81,506	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018 (continued):
		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(e)
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.42	7/02/2020	Monthly	$8,775	$–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	(0.24)	5/04/2020	Monthly	(61,997)	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	12,063	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2.42	7/02/2020	Monthly	690	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	2.42	7/02/2020	Monthly	92	–
SPDR S&P Bank ETF	Morgan Stanley	2.42	7/02/2020	Monthly	13,910	–
SPDR S&P International Small Cap ETF	Morgan Stanley	2.42	7/02/2020	Monthly	4,098	–
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	2.42	7/02/2020	Monthly	21,312	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.42	7/02/2020	Monthly	25,052	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(68,146)	–
Vanguard FTSE Europe ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(24,667)	–
Vanguard FTSE Pacific ETF	Morgan Stanley	0.76	5/04/2020	Monthly	(32,448)	–
Vanguard Growth ETF	Morgan Stanley	2.42	7/02/2020	Monthly	8,907	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.42	7/02/2020	Monthly	47,846	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(28,930)	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	2.42	7/02/2020	Monthly	28,876	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.42	7/02/2020	Monthly	10,828	–
Vanguard Small-Cap Value ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(91,852)	–
Vanguard Value ETF	Morgan Stanley	2.42	7/02/2020	Monthly	2,825	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1.52	5/04/2020	Monthly	(10,385)	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $522,665 at July 31, 2018. The Fund either receives fess from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.
_______________
(e) Reflects the value at reset date of July 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(f)
Exchange Traded Vehicle	$323,520	$–	$–	$323,520
Investment Companies	12,596,531	–	–	12,596,531
Short-Term Investment:
Money Market Fund	5,668	–	–	5,668
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	3,922,210	–	–	3,922,210
Total Investments in Securities	$16,847,929	$–	$–	$16,847,929
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$16,847,929	$–	$–	$16,847,929

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2018 (unaudited)

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF

July 31, 2018 (unaudited)

	Shares	Value
Exchange Traded Note — 1.0%

Volatility Fund — 1.0%
iPATH S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $84,708)	2,773	$87,072

Investment Companies — 98.9%

Floating Rate Funds — 7.1%
Invesco Senior Loan ETF	19,628	451,837
SPDR Blackstone / GSO Senior Loan ETF	3,853	182,054

Total Floating Rate Funds		633,891

International Equity Core Fund — 12.4%
Xtrackers MSCI EAFE Hedged Equity ETF(b)	33,993	1,100,354

International Large Cap Growth Fund — 5.7%
iShares MSCI EAFE Growth ETF	6,287	507,172

International Small Cap Equity Funds — 11.6%
iShares MSCI EAFE Small-Cap ETF	10,405	660,509
SPDR S&P International Small Cap ETF	1,502	51,729
Vanguard FTSE All World ex-U.S. Small-Cap ETF(a)	2,715	316,352

Total International Small Cap Equity Funds		1,028,590

Investment Grade Corporate Bond Funds — 18.2%
iShares Broad USD Investment Grade Corporate Bond ETF	425	45,734
iShares iBoxx $ Investment Grade Corporate Bond ETF	8,701	1,007,228
Vanguard Intermediate-Term Corporate Bond ETF	6,701	562,482

Total Investment Grade Corporate Bond Funds		1,615,444

U.S. Large Cap Core Funds — 10.2%
Financial Select Sector SPDR Fund	29,291	818,683
Health Care Select Sector SPDR Fund	312	27,746
Technology Select Sector SPDR Fund(b)	768	54,467

Total U.S. Large Cap Core Funds		900,896

U.S. Large Cap Growth Funds — 12.5%
iShares Russell 1000 Growth ETF	3,132	462,001
iShares S&P 500 Growth ETF	1,375	231,248
SPDR Portfolio S&P 500 Growth ETF	804	29,217
Vanguard Growth ETF	2,516	386,382

Total U.S. Large Cap Growth Funds		1,108,848

U.S. Preferred Funds — 12.1%
Invesco Preferred ETF	17,876	259,023
iShares U.S. Preferred Stock ETF(a)	21,648	813,749

Total U.S. Preferred Funds		1,072,772

U.S. Short Term Treasury Bond Funds — 6.8%
Goldman Sachs Treasury Access 0-1 Year ETF	372	37,271
Invesco Treasury Collateral ETF	133	14,138
iShares Short Treasury Bond ETF(a)	4,092	451,879
	Shares	Value
Investment Companies (continued)
U.S. Short Term Treasury Bond Funds (continued)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1,111	$101,745

Total U.S. Short Term Treasury Bond Funds		605,033

U.S. Small Cap Growth Funds — 2.3%
iShares Russell 2000 Growth ETF(a)	427	88,624
iShares S&P Small-Cap 600 Growth ETF(a)	260	50,947
Vanguard Small-Cap Growth ETF(a)	376	66,740

Total U.S. Small Cap Growth Funds		206,311

Total Investment Companies
(Cost $8,696,502)		8,779,311
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.79%(c)
(Cost $19,892)	19,892	19,892

Investment of Cash Collateral For Securities Loaned — 11.2%
Money Market Fund — 11.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(c)
(Cost $997,227)	997,227	997,227

Total Investments — 111.3%
(Cost $9,798,329)		9,883,502
Other Assets and Liabilities, Net — (11.3)%		(1,007,717)
Net Assets — 100.0%		$8,875,785

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,068,077; total market value of collateral held by the Fund was $1,092,010. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $94,783.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $48,062.
(c)	Reflects the 1-day yield at July 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018:

		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Energy Select Sector SPDR Fund	Morgan Stanley	1.51	3/28/2019	Monthly	$(130,101)	$–
Financial Select Sector SPDR Fund	Morgan Stanley	2.41	3/28/2019	Monthly	82,089	–
First Trust Dow Jones Internet Index Fund	Morgan Stanley	(3.00)	3/28/2019	Monthly	(104,529)	–
Goldman Sachs Treasury Access 0-1 Year ETF	Morgan Stanley	2.41	3/28/2019	Monthly	3,707	–
Health Care Select Sector SPDR Fund	Morgan Stanley	2.41	3/28/2019	Monthly	2,757	–
Invesco Preferred ETF	Morgan Stanley	2.41	3/28/2019	Monthly	25,966	–
Invesco Senior Loan ETF	Morgan Stanley	2.41	3/28/2019	Monthly	45,303	–
Invesco Treasury Collateral ETF	Morgan Stanley	2.41	3/28/2019	Monthly	1,382	–
iPATH S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.41	3/28/2019	Monthly	8,729	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.41	3/28/2019	Monthly	4,627	–
iShares Core MSCI EAFE ETF	Morgan Stanley	1.51	3/28/2019	Monthly	(59,142)	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1.51	3/28/2019	Monthly	(57,508)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.41	3/28/2019	Monthly	100,943	–
iShares MSCI EAFE Growth ETF	Morgan Stanley	2.41	3/28/2019	Monthly	50,822	–
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.41	3/28/2019	Monthly	66,210	–
iShares Russell 1000 Growth ETF	Morgan Stanley	2.41	3/28/2019	Monthly	46,318	–
iShares Russell 1000 Value ETF	Morgan Stanley	1.51	3/28/2019	Monthly	(53,386)	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.41	3/28/2019	Monthly	8,925	–
iShares Russell 2000 Value ETF	Morgan Stanley	0.90	3/28/2019	Monthly	(45,314)	–
iShares S&P 500 Growth ETF	Morgan Stanley	2.41	3/28/2019	Monthly	23,209	–
iShares S&P 500 Value ETF	Morgan Stanley	0.75	3/28/2019	Monthly	(21,759)	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.41	3/28/2019	Monthly	5,095	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1.51	3/28/2019	Monthly	(26,471)	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.41	3/28/2019	Monthly	45,276	–
iShares U.S. Preferred Stock ETF	Morgan Stanley	2.41	3/28/2019	Monthly	81,608	–
iShares U.S. Real Estate ETF	Morgan Stanley	1.25	3/28/2019	Monthly	(13,163)	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.41	3/28/2019	Monthly	18,239	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.41	3/28/2019	Monthly	10,165	–
SPDR Dow Jones REIT ETF	Morgan Stanley	–	3/28/2019	Monthly	(8,766)	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2.41	3/28/2019	Monthly	2,944	–
SPDR S&P International Small Cap ETF	Morgan Stanley	2.41	3/28/2019	Monthly	5,200	–
Technology Select Sector SPDR Fund	Morgan Stanley	2.41	3/28/2019	Monthly	5,461	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.41	3/28/2019	Monthly	31,693	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1.51	3/28/2019	Monthly	(71,963)	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1.51	3/28/2019	Monthly	(75,166)	–
Vanguard Growth ETF	Morgan Stanley	2.41	3/28/2019	Monthly	38,700	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.41	3/28/2019	Monthly	56,408	–
Vanguard Real Estate ETF	Morgan Stanley	1.50	3/28/2019	Monthly	(106,932)	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018 (continued):
		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.41	3/28/2019	Monthly	$6,745	$–
Vanguard Small-Cap Value ETF	Morgan Stanley	1.51	3/28/2019	Monthly	(59,008)	–
Vanguard Value ETF	Morgan Stanley	1.51	3/28/2019	Monthly	(58,024)	–
Xtrackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.41	3/28/2019	Monthly	110,349	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $48,062 at July 31, 2018. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.
_______________
(d) Reflects the value at reset date of July 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Exchange Traded Notes	$87,072	$–	$–	$87,072
Investment Companies	8,779,311	–	–	8,779,311
Short-Term Investment:
Money Market Fund	19,892	–	–	19,892
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	997,227	–	–	997,227
Total Investments in Securities	$9,883,502	$–	$–	$9,883,502
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$9,883,502	$–	$–	$9,883,502
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Other Financial Instruments	$–	$–	$–	$–

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Event-Driven Tracker ETF

July 31, 2018 (unaudited)

	Shares	Value
Investment Companies — 99.9%
Convertible Bonds Fund — 21.3%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	12,850	$683,363

Floating Rate Funds — 23.8%
Invesco Senior Loan ETF(b)	23,578	542,766
SPDR Blackstone / GSO Senior Loan ETF	4,628	218,673

Total Floating Rate Funds		761,439

High Yield Corporate Bond Funds — 19.6%
iShares iBoxx High Yield Corporate Bond ETF(b)	4,075	350,939
SPDR Bloomberg Barclays High Yield Bond ETF(b)	6,610	237,563
Xtrackers USD High Yield Corporate Bond ETF	801	39,802

Total High Yield Corporate Bond Funds		628,304

Investment Grade Corporate Bond Funds — 29.0%
SPDR Portfolio Short Term Corporate Bond ETF	5,291	159,736
Vanguard Short-Term Corporate Bond ETF	9,858	770,501

Total Investment Grade Corporate Bond Funds		930,237

U.S. Short Term Treasury Bond Funds — 0.1%
Goldman Sachs Treasury Access 0-1 Year ETF	1	100
iShares Short Treasury Bond ETF(b)	12	1,325
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	3	275

Total U.S. Short Term Treasury Bond Funds		1,700

U.S. Small Cap Growth Funds — 6.1%
iShares Russell 2000 Growth ETF(b)	404	83,850
iShares S&P Small-Cap 600 Growth ETF(b)	247	48,400
Vanguard Small-Cap Growth ETF	357	63,367

Total U.S. Small Cap Growth Funds		195,617

Total Investment Companies
(Cost $3,143,270)		3,200,660
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.79%(c)
(Cost $2,234)	2,234	2,234

Investment of Cash Collateral For Securities Loaned — 19.5%

Money Market Fund — 19.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(c)
(Cost $623,194)	623,194	623,194

		Value

Total Investments — 119.5%
(Cost $3,768,698)		$3,826,088
Other Assets and Liabilities, Net — (19.5)%		(623,719)
Net Assets — 100.0%		$3,202,369

1

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $5,318.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $634,951; total market value of collateral held by the Fund was $647,043. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $23,849.
(c)	Reflects the 1-day yield at July 31, 2018.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Event-Driven Tracker ETF (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018:
		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Invesco Preferred ETF	Morgan Stanley	1.51	3/28/2019	Monthly	$(22,967)	$–
Invesco Senior Loan ETF	Morgan Stanley	2.41	3/28/2019	Monthly	16,390	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	2.41	3/28/2019	Monthly	10,593	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.41	3/28/2019	Monthly	2,491	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.41	3/28/2019	Monthly	1,372	–
iShares U.S. Preferred Stock ETF	Morgan Stanley	1.51	3/28/2019	Monthly	(72,173)	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.41	3/28/2019	Monthly	6,615	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.41	3/28/2019	Monthly	20,634	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.41	3/28/2019	Monthly	7,188	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	2.41	3/28/2019	Monthly	4,830	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.41	3/28/2019	Monthly	23,292	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.41	3/28/2019	Monthly	1,953	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	2.41	3/28/2019	Monthly	1,193	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $5,318 at July 31, 2018. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.
_______________
(d) Reflects the value at reset date of July 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Investment Companies	$3,200,660	$–	$–	$3,200,660
Short-Term Investment:
Money Market Fund	2,234	–	–	2,234
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	623,194	–	–	623,194
Total Investments in Securities	3,826,088	–	–	3,826,088
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$3,826,088	$–	$–	$3,826,088
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments: (f)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks - 90.5%
Argentina - 0.1%
Adecoagro SA*	19,024	$159,802

Australia - 7.4%
Aurizon Holdings Ltd.	439,172	1,485,486
BHP Billiton Ltd.	244,652	6,340,137
Evolution Mining Ltd.	191,367	396,912
Fortescue Metals Group Ltd.	237,195	770,565
GrainCorp Ltd., Class A	35,959	198,084
Independence Group NL	66,346	221,947
Mineral Resources Ltd.	14,298	175,912
Newcrest Mining Ltd.	86,768	1,395,207
Northern Star Resources Ltd.	68,195	365,012
OceanaGold Corp.	71,433	219,456
OZ Minerals Ltd.	22,750	160,498
Regis Resources Ltd.	57,020	189,053
Rio Tinto PLC	101,597	5,592,673
Sandfire Resources NL	12,050	66,110
Saracen Mineral Holdings Ltd.*	92,465	128,885
South32 Ltd.	392,115	1,040,649
St. Barbara Ltd.	58,400	178,868
Washington H Soul Pattinson & Co., Ltd.	52,829	856,938
Whitehaven Coal Ltd.	226,423	913,993
Woodside Petroleum Ltd.	6,141	164,987

Total Australia		20,861,372
Brazil - 0.1%
Yamana Gold, Inc.	109,459	348,890

Canada - 6.2%
Agnico Eagle Mines Ltd.	26,769	1,120,515
Alamos Gold, Inc., Class A(a)	45,131	244,720
B2Gold Corp.*	111,943	278,568
Barrick Gold Corp.	134,776	1,509,243
Canadian Natural Resources Ltd.	7,979	292,931
Canfor Corp.*	39,459	864,340
Centerra Gold, Inc.*	33,567	152,366
Detour Gold Corp.*	20,534	202,186
Enbridge, Inc.	10,703	379,784
First Majestic Silver Corp.*(a)	19,188	127,183
Goldcorp, Inc.	99,787	1,246,188
Hudbay Minerals, Inc.	19,534	101,571
IAMGOLD Corp.*	53,291	292,650
Imperial Oil Ltd.	5,434	185,933
Kinross Gold Corp.*	141,968	512,480
Kirkland Lake Gold Ltd.	24,334	531,348
Labrador Iron Ore Royalty Corp.	4,821	91,903
Maple Leaf Foods, Inc.	81,188	1,942,401
New Gold, Inc.*	66,189	82,355
Norbord, Inc.	26,973	969,536
Osisko Gold Royalties Ltd.	18,298	173,564
Pan American Silver Corp.	17,640	289,935
Pretium Resources, Inc.*	21,395	175,334
SEMAFO, Inc.*(a)	37,278	109,372
SSR Mining, Inc.*	13,822	143,528
Stella-Jones, Inc.	21,519	718,126
Suncor Energy, Inc.	10,632	447,328
Teck Resources Ltd., Class B	43,107	1,123,364
TransCanada Corp.	5,711	256,644
West Fraser Timber Co. Ltd.	23,228	1,441,492
Westshore Terminals Investment Corp.	15,520	289,421
Wheaton Precious Metals Corp.	51,129	1,070,489

Total Canada		17,366,798
Chile - 0.5%
Antofagasta PLC	75,297	990,672
	Shares	Value
Common Stocks (continued)
Chile (continued)
Lundin Mining Corp.	55,553	$307,206

Total Chile		1,297,878
China - 9.5%
Aluminum Corp. of China Ltd., Class H*(a)	1,449,585	659,477
Beijing Enterprises Water Group Ltd.*	3,958,252	2,158,914
China Agri-Industries Holdings Ltd.	824,891	326,923
China Coal Energy Co., Ltd., Class H(a)	5,022,127	2,105,579
China Modern Dairy Holdings Ltd.*(a)	3,919,715	654,356
China Petroleum & Chemical Corp., Class H	918,656	886,210
China Resources Power Holdings Co., Ltd.	1,061,542	2,048,100
China Shenhua Energy Co., Ltd., Class H	5,668,942	12,786,843
CNOOC Ltd.	292,882	489,682
Jiangxi Copper Co., Ltd., Class H	410,988	518,504
MMG Ltd.*	612,006	373,576
PetroChina Co., Ltd., Class H	2,031,236	1,550,512
Shougang Fushan Resources Group Ltd.	1,169,972	281,790
Yanzhou Coal Mining Co., Ltd., Class H	1,528,298	1,900,842

Total China		26,741,308
Denmark - 0.1%
Orsted A/S‡	2,765	170,662

Finland - 3.9%
Stora Enso OYJ, Class R	247,558	4,094,278
UPM-Kymmene OYJ	167,109	5,936,168
Valmet OYJ	46,922	974,495

Total Finland		11,004,941
France - 3.8%
Suez	266,740	3,777,961
TOTAL SA	17,322	1,132,149
Veolia Environnement SA	241,843	5,527,790
Vilmorin & Cie SA	3,282	224,646

Total France		10,662,546
Germany - 0.8%
Aurubis AG	3,434	281,337
BayWa AG(a)	5,519	187,591
GEA Group AG	30,326	1,185,130
Innogy SE‡(a)	3,654	162,464
Suedzucker AG(a)	32,168	469,348

Total Germany		2,285,870
Hong Kong - 0.6%
C.P. Pokphand Co., Ltd.	14,452,124	1,381,278
Hong Kong & China Gas Co., Ltd.	100,933	206,055

Total Hong Kong		1,587,333
India - 0.1%
Vedanta Resources PLC	20,838	224,141

Indonesia - 0.1%
Sakari Resources Ltd.*(b)	240,456	272,374

Ireland - 0.1%
Greencore Group PLC(a)	111,303	258,861

Italy - 0.2%
Eni SpA	23,903	460,460
Snam SpA	23,025	99,006

Total Italy		559,466
Ivory Coast - 0.1%
Endeavour Mining Corp.*	11,635	212,683

Japan - 4.8%
Daio Paper Corp.	46,609	640,801
Doutor Nichires Holdings Co. Ltd.	7,913	148,660
Dowa Holdings Co., Ltd.	4,699	150,700
Fuji Oil Holdings, Inc.	13,793	452,825

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Fujicco Co. Ltd.	5,471	$119,498
Hokuto Corp.	5,216	92,540
Inpex Corp.	9,546	104,934
Itoham Yonekyu Holdings, Inc.	190,072	1,543,465
Kurita Water Industries Ltd.	49,709	1,447,663
Mitsui Mining & Smelting Co., Ltd.	4,343	171,291
Mitsui Sugar Co., Ltd.	4,430	134,159
NH Foods Ltd.	68,687	2,724,408
Nichirei Corp.	21,979	509,519
Nippon Coke & Engineering Co. Ltd.	66,697	70,308
Nippon Flour Mills Co., Ltd.	13,004	219,212
Nippon Paper Industries Co., Ltd.	36,326	593,535
Nisshin Oillio Group Ltd. (The)	5,421	150,368
Nisshin Seifun Group, Inc.	47,790	932,831
Pacific Metals Co., Ltd.*(a)	1,484	42,622
Prima Meat Packers Ltd.	161,713	810,443
S Foods, Inc.	20,628	808,056
Sumitomo Metal Mining Co., Ltd.	22,145	794,284
UACJ Corp.(a)	3,663	79,288
Yamazaki Baking Co., Ltd.	34,644	858,827

Total Japan		13,600,237
Jersey - 0.4%
Centamin PLC	130,600	203,865
Randgold Resources Ltd.	10,703	796,049

Total Jersey		999,914
Kazakhstan - 0.1%
KAZ Minerals PLC*	34,129	378,923

Mexico - 0.4%
Fresnillo PLC	83,534	1,138,492

Netherlands - 0.9%
ForFarmers NV	68,112	774,630
Royal Dutch Shell PLC, Class B	54,294	1,902,648

Total Netherlands		2,677,278
Norway - 1.2%
Equinor ASA	21,930	583,020
Norsk Hydro ASA	157,812	900,698
Yara International ASA	42,986	1,898,870

Total Norway		3,382,588
Peru - 1.1%
Hochschild Mining PLC	57,687	132,046
Southern Copper Corp.	59,484	2,936,130

Total Peru		3,068,176
Portugal - 0.5%
Navigator Co. SA (The)	224,644	1,283,734

Russia - 0.4%
Evraz PLC	109,375	799,143
Polymetal International PLC	48,774	425,079

Total Russia		1,224,222
Singapore - 1.4%
First Resources Ltd.	248,888	294,358
Golden Agri-Resources Ltd.	2,017,115	414,892
Olam International Ltd.	513,965	841,947
Wilmar International Ltd.	1,006,154	2,313,422

Total Singapore		3,864,619
South Africa - 0.9%
Anglo American PLC(a)	107,280	2,438,476

Spain - 0.3%
Ebro Foods SA	24,241	524,719
Naturgy Energy Group SA	6,582	178,516
	Shares	Value
Common Stocks (continued)
Spain (continued)
Repsol SA	10,238	$203,343

Total Spain		906,578
Sweden - 1.5%
AAK AB	40,057	650,099
Boliden AB	20,934	624,216
Holmen AB, B Shares	53,496	1,192,595
Sandvik AB	96,005	1,757,505

Total Sweden		4,224,415
Switzerland - 2.2%
Bell Food Group AG	4,037	1,180,517
Ferrexpo PLC	44,956	115,053
Glencore PLC*	1,101,712	4,834,098

Total Switzerland		6,129,668
Tanzania - 0.0%(c)
Acacia Mining PLC*(a)	46,486	74,576

United Kingdom - 4.7%
BP PLC	131,234	986,915
Cranswick PLC	32,656	1,402,468
Johnson Matthey PLC	14,782	729,075
Pennon Group PLC	180,180	1,775,943
Pentair PLC	50,688	2,263,219
Severn Trent PLC	101,426	2,573,768
Tate & Lyle PLC	73,366	600,524
United Utilities Group PLC	292,716	2,761,515

Total United Kingdom		13,093,427
United States - 35.8%
Alcoa Corp.*(a)	14,148	612,184
Allegheny Technologies, Inc.*(a)	9,556	265,657
American Water Works Co., Inc.	75,985	6,705,676
Anadarko Petroleum Corp.	3,288	240,517
Andersons, Inc. (The)	4,420	155,805
Aqua America, Inc.(a)	75,565	2,791,371
Arch Coal, Inc., Class A(a)	4,576	387,084
Archer-Daniels-Midland Co.	86,842	4,190,995
Bunge Ltd.	21,818	1,508,278
Century Aluminum Co.*(a)	6,622	84,828
CF Industries Holdings, Inc.	36,095	1,603,340
Chevron Corp.	12,448	1,571,809
Cleveland-Cliffs, Inc.*(a)	23,079	249,022
Cloud Peak Energy, Inc.*(a)	17,530	45,753
Coeur Mining, Inc.*(a)	21,318	149,226
Conagra Brands, Inc.	61,973	2,275,029
Concho Resources, Inc.*	933	136,078
ConocoPhillips	7,578	546,904
CONSOL Energy, Inc.*	6,093	253,652
Continental Resources, Inc.*	2,422	154,693
Devon Energy Corp.	3,360	151,234
Domtar Corp.	18,784	905,765
Energy Transfer Partners LP	7,640	160,134
EOG Resources, Inc.	3,722	479,915
Exxon Mobil Corp.	27,443	2,236,879
Ferroglobe PLC	12,736	103,798
Flowserve Corp.(a)	55,199	2,446,972
FMC Corp.	20,991	1,886,671
Freeport-McMoRan, Inc.	109,349	1,804,259
Fresh Del Monte Produce, Inc.	7,621	276,642
General Mills, Inc.	88,195	4,062,262
Hain Celestial Group, Inc. (The)*(a)	15,993	454,841
Halliburton Co.	5,588	237,043
Hecla Mining Co.(a)	45,649	146,077
Hormel Foods Corp.(a)	331,723	11,932,076
IDEX Corp.	32,453	4,984,132

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Ingredion, Inc.	11,258	$1,140,435
JM Smucker Co. (The)	17,415	1,935,155
KapStone Paper and Packaging Corp.	30,444	1,058,842
Kellogg Co.(a)	53,554	3,803,941
Kinder Morgan, Inc.	14,443	256,797
Lamb Weston Holdings, Inc.	22,916	1,610,307
Louisiana-Pacific Corp.	44,707	1,203,512
Marathon Petroleum Corp.	3,086	249,441
McEwen Mining, Inc.*(a)	38,749	86,798
Neenah, Inc.(a)	5,178	454,628
Newmont Mining Corp.	60,683	2,225,852
Occidental Petroleum Corp.	5,004	419,986
ONEOK, Inc.	2,703	190,399
Phillips 66	3,041	375,077
Pilgrim's Pride Corp.*	157,602	2,808,468
Pioneer Natural Resources Co.	1,095	207,251
Post Holdings, Inc.*(a)	10,705	926,625
Rexnord Corp.*	44,060	1,332,374
Royal Gold, Inc.(a)	7,509	635,337
Sanderson Farms, Inc.	14,421	1,454,069
Schlumberger Ltd.	8,908	601,468
Seaboard Corp.	738	2,684,844
SunCoke Energy, Inc.*	14,200	162,022
Tahoe Resources, Inc.*	37,104	166,427
Tyson Foods, Inc., Class A	180,462	10,403,634
Valero Energy Corp.	2,794	330,670
Warrior Met Coal, Inc.(a)	11,747	303,895
Watts Water Technologies, Inc., Class A	11,641	995,888
Williams Cos., Inc. (The)	5,407	160,858
Xylem, Inc.(a)	76,038	5,821,469

Total United States		100,203,070
Zambia - 0.3%
First Quantum Minerals Ltd.	52,376	816,213

Total Common Stocks
(Cost $254,034,402)		253,519,531
Short-Term Investment — 8.9%
Money Market Fund — 8.9%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.79%(d)
(Cost $24,925,636)	24,925,636	24,925,636

Investment of Cash Collateral For Securities Loaned — 4.8%
Money Market Fund — 4.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(d)
(Cost $13,352,312)	13,352,312	13,352,312

Total Investments — 104.2%
(Cost $292,312,350)		291,797,479
Other Assets and Liabilities, Net — (4.2)%		(11,642,922)
Net Assets — 100.0%		$280,154,557

		% of
Industry	Value	Net Assets
Water	$47,364,655	16.9%
Livestock	41,730,483	14.9
Industrial Metals	39,505,759	14.1
Grains Food Fiber	39,156,034	14.0
Money Market Fund	38,277,948	13.7
Coal	24,164,079	8.6
Timber	22,331,848	8.0
Energy	19,551,336	7.0
Precious Metals	18,098,760	6.4
Crop Production and Farming	841,947	0.3
Livestock Operations	774,630	0.3
Total Investments	$291,797,479	104.2%
Other Assets and Liabilities, Net	(11,642,922)	(4.2)
Total Net Assets	$280,154,557	100.0%

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4 (a) (2) of the Securities Act of 1933, as amended.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $28,815,717; total market value of collateral held by the Fund was $29,092,546. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $15,740,234.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At July 31, 2018, the value of this security was $272,374.
(c)	Less than 0.05%.
(d)	Reflects the 1-day yield at July 31, 2018.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018:

		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(e)
iShares MSCI EAFE ETF	Morgan Stanley	1.51	5/04/2020	Monthly	$(29,377,458)	$–
SPDR S&P 500 ETF Trust	Morgan Stanley	1.51	5/04/2020	Monthly	(29,620,954)	–
						$–

Cash posted has been segregated as collateral for swaps in the amount of $2,058,630 at July 31, 2018.

The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

_______________
(e) Reflects the value at reset date of July 31, 2018.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

July 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(f)
Common Stocks
Argentina	$159,802	$–	$–		$159,802
Australia	20,861,372	–	–		20,861,372
Brazil	348,890	–	–		348,890
Canada	17,366,798	–	–		17,366,798
Chile	1,297,878	–	–		1,297,878
China	26,741,308	–	–		26,741,308
Denmark	170,662	–	–		170,662
Finland	11,004,941	–	–		11,004,941
France	10,662,546	–	–		10,662,546
Germany	2,285,870	–	–		2,285,870
Hong Kong	1,587,333	–	–		1,587,333
India	224,141	–	–		224,141
Indonesia	–	–	272,374		272,374
Ireland	258,861	–	–		258,861
Italy	559,466	–	–		559,466
Ivory Coast	212,683	–	–		212,683
Japan	13,600,237	–	–		13,600,237
Jersey	999,914	–	–		999,914
Kazakhstan	378,923	–	–		378,923
Mexico	1,138,492	–	–		1,138,492
Netherlands	2,677,278	–	–		2,677,278
Norway	3,382,588	–	–		3,382,588
Peru	3,068,176	–	–		3,068,176
Portugal	1,283,734	–	–		1,283,734
Russia	1,224,222	–	–		1,224,222
Singapore	3,864,619	–	–		3,864,619
South Africa	2,438,476	–	–		2,438,476
Spain	906,578	–	–		906,578
Sweden	4,224,415	–	–		4,224,415
Switzerland	6,129,668	–	–		6,129,668
Tanzania	74,576	–	–		74,576
United Kingdom	13,093,427	–	–		13,093,427
United States	100,203,070	–	–		100,203,070
Zambia	816,213	–	–		816,213
Total Common Stocks	253,247,157	–	272,374	(g)	253,519,531
Short-Term Investment:
Money Market Fund	24,925,636	–	–		24,925,636
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	13,352,312	–	–		13,352,312
Total Investments in Securities	$291,525,105	$–	$ 272,374	(g)	$291,797,479
Other Financial Instruments:(h)
Swap Contracts	–	–	–		–
Total Investments in Securities and Other Financial Instruments	$291,525,105	$–	$ 272,374	(g)	$291,797,479
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Other Financial Instruments:(h)
Swap Contracts	–	–	–		–
Total Other Financial Instruments	$–	$–	$–		$–

(f)	For a complete listing of investments and their countries, see the Schedules of Investments.
(g)	The Level 3 security, valued at $272,374, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

July 31, 2018 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2018(i)
Common Stock:
Sakari Resources Ltd.(j)	$214,241	$–	$–	$58,133	$–	$–	$–	$–	$272,374	$58,133
Total	$214,241	$–	$–	$58,133	$–	$–	$–	$–	$272,374	$58,133

Information about Level 3 fair value measurements as of July 31, 2018.
Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$272,374	Issuer Specific Facts	Company Information

(i)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(j)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Merger Arbitrage ETF

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks — 93.1%
Consumer Discretionary — 1.5%
APN Outdoor Group Ltd.	571,075	$2,674,584
ILG, Inc.	186,302	6,395,747

Total Consumer Discretionary		9,070,331

Consumer Staples — 10.3%
Pinnacle Foods, Inc.	685,088	45,503,545
Rite Aid Corp.*(a)	8,104,285	16,289,613

Total Consumer Staples		61,793,158

Energy — 9.7%
Andeavor(b)	362,087	54,334,775
Energy XXI Gulf Coast, Inc.*	186,498	1,669,157
Raging River Exploration, Inc.*	448,656	1,895,244
Sakari Resources Ltd.*(c)(d)	425	481

Total Energy		57,899,657

Financials — 5.4%
CoBiz Financial, Inc.	83,642	1,831,760
Guaranty Bancorp	75,348	2,264,207
MB Financial, Inc.	218,343	10,578,718
MTGE Investment Corp.	135,481	2,716,394
NEX Group PLC	446,315	5,913,085
State Bank Financial Corp.	129,273	4,065,636
Stewart Information Services Corp.	59,927	2,723,083
Virgin Money Holdings (UK) PLC	450,684	2,344,049

Total Financials		32,436,932

Health Care — 25.3%
Aetna, Inc.	181,751	34,240,071
Cotiviti Holdings, Inc.*	132,596	5,919,085
Envision Healthcare Corp.*	757,127	33,510,441
Express Scripts Holding Co.*	472,484	37,543,579
NxStage Medical, Inc.*	216,858	6,087,204
Shire PLC	594,553	33,933,679

Total Health Care		151,234,059

Industrials — 8.9%
Orient Overseas International Ltd.(c)(d)	361,893	3,807,021
Rockwell Collins, Inc.	354,404	49,258,612

Total Industrials		53,065,633

Information Technology — 6.0%
Convergys Corp.	79,330	1,951,518
Fidessa Group PLC	37,231	1,882,697
Gemalto NV*	50,437	2,943,610
Mitel Networks Corp.*(a)	843,796	9,256,442
Oclaro, Inc.*	692,580	5,859,227
VeriFone Systems, Inc.*	336,050	7,695,545
Web.com Group, Inc.*	145,391	3,656,584
Xcerra Corp.*	176,247	2,509,757

Total Information Technology		35,755,380

Materials — 2.2%
A. Schulman, Inc.	150,955	6,543,899
KapStone Paper and Packaging Corp.	196,130	6,821,402

Total Materials		13,365,301

Real Estate — 12.4%
DCT Industrial Trust, Inc.	128,743	8,609,044
Education Realty Trust, Inc.	633,472	26,200,402
	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Gramercy Property Trust	598,055	$16,380,727
Investa Office Fund	1,756,393	6,737,424
LaSalle Hotel Properties	473,770	16,425,606

Total Real Estate		74,353,203

Telecommunication Services — 2.0%
Com Hem Holding AB	109,644	1,961,639
Sprint Corp.*(a)	1,825,777	9,913,969

Total Telecommunication Services		11,875,608

Utilities — 9.4%
Avista Corp.(a)	177,112	8,958,325
EDP - Energias de Portugal SA	2,107,461	8,603,301
SCANA Corp.	245,152	9,803,629
Vectren Corp.	401,015	28,660,542

Total Utilities		56,025,797

Total Common Stocks
(Cost $542,820,200)		556,875,059
Rights - 0.0%(e)
Health Care — 0.0%(e)
Dyax Corp. Contingent Value Right (CVR), expires 12/31/2019 *(c)(d)
(Cost $0)	23,351	25,920
Short-Term Investment — 6.2%
Money Market Fund — 6.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.79%(f)
(Cost $36,900,064)	36,900,064	36,900,064

Investment of Cash Collateral For Securities Loaned — 1.1%
Money Market Fund — 1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(f)
(Cost $6,394,918)	6,394,918	6,394,918

Total Investments — 100.4%
(Cost $586,115,182)		600,195,961
Other Assets and Liabilities, Net — (0.4)%		(2,092,655)
Net Assets — 100.0%		$598,103,306

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $13,355,957; total market value of collateral held by the Fund was $13,609,990. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $7,215,072.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $11,575,628.
(c)	Securities have been deemed illiquid because they may not be able to be resold within seven days at approximately the price shown. At July 31, 2018, the value of these securities was $3,833,422.
(d)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs. The valuation technique can be found at the end of the Schedules of Investments for the Fund.
(e)	Less than 0.05%.
(f)	Reflects the 1-day yield at July 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Merger Arbitrage ETF (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018:

		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(g)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1.51	1/10/2019	Monthly	$(3,762,150)	$–
Consumer Staples Select Sector SPDR Fund	Morgan Stanley	1.51	1/10/2019	Monthly	(40,775,555)	–
Energy Select Sector SPDR Fund	Morgan Stanley	1.51	1/10/2019	Monthly	(42,251,812)	–
Financial Select Sector SPDR Fund	Morgan Stanley	1.51	1/10/2019	Monthly	(22,532,591)	–
Health Care Select Sector SPDR Fund	Morgan Stanley	1.51	1/10/2019	Monthly	(19,238,227)	–
Industrial Select Sector SPDR Fund	Morgan Stanley	1.51	1/10/2019	Monthly	(17,085,163)	–
iShares MSCI Japan ETF	Morgan Stanley	1.51	1/10/2019	Monthly	(18,924,798)	–
Technology Select Sector SPDR Fund	Morgan Stanley	1.51	1/10/2019	Monthly	(4,632,991)	–
Utilities Select Sector SPDR Fund	Morgan Stanley	1.51	1/10/2019	Monthly	(9,593,157)	–
Vanguard Communication Services ETF	Morgan Stanley	(5.15)	1/10/2019	Monthly	(9,872,835)	–
Vanguard FTSE Europe ETF	Morgan Stanley	1.51	1/10/2019	Monthly	(3,629,183)	–
Vanguard Real Estate ETF	Morgan Stanley	1.50	1/10/2019	Monthly	(10,015,035)	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $11,575,628 at July 31, 2018. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.
_______________
(g) Reflects the value at reset date of July 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(h)
Common Stocks
Consumer Discretionary	$9,070,331	$–	$–		$9,070,331
Consumer Staples	61,793,158	–	–		61,793,158
Energy	57,899,176	–	481		57,899,657
Financials	32,436,932	–	–		32,436,932
Health Care	151,234,059	–	–		151,234,059
Industrials	49,258,612	–	3,807,021		53,065,633
Information Technology	35,755,380	–	–		35,755,380
Materials	13,365,301	–	–		13,365,301
Real Estate	74,353,203	–	–		74,353,203
Telecommunication Services	11,875,608	–	–		11,875,608
Utilities	56,025,797	–	–		56,025,797
Total Common Stocks	553,067,557	–	3,807,502	(i)	556,875,059
Rights	–	–	25,920	(i)	25,920
Short-Term Investment:
Money Market Fund	36,900,064	–	–		36,900,064
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	6,394,918	–	–		6,394,918
Total Investments in Securities	$596,362,539	$–	$ 3,833,422	(i)	$600,195,961
Other Financial Instruments:(j)
Swap Contracts	–	–	–		–
Total Investments in Securities and Other Financial Instruments	$596,362,539	$–	$ 3,833,422	(i)	$600,195,961

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Merger Arbitrage ETF (continued)

July 31, 2018 (unaudited)

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(j)
Swap Contracts	–	–	–	–
Total Other Financial Instruments	$–	$–	$–	$–

(h)	For a complete listing of investments and their industries, see the Schedules of Investments.
(i)	The Level 3 securities, valued in total at $3,833,422, have been deemed illiquid and have been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(j)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund transferred common stock valued at $3,082,505 from Level 1 to Level 3 as a result of halted trade. For the period ended July 31, 2018, there were no transfers between level 1 and level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2018(k)
Common Stocks:
Orient Overseas International Ltd.(l)	$ –	$–	$594	$360,609	$676,866	$(313,553)	$3,082,505	$–	$3,807,021	$360,609
Sakari Resources Ltd.(i)	379	–	–	102	–	–	–	–	481	102
Right:
Dyax Corp. CVR(l)	25,920	–	–	–	–	–	–	–	25,920	–
Total	$26,299	$–	$594	$360,711	$676,866	$(313,553)	$3,082,505	$–	$3,833,422	$360,711

Information about Level 3 fair value measurements as of July 31, 2018.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$ 481	Issuer Specific Facts	Company Information
Common Stock	3,807,021	Issuer Specific Facts	Company Information
Right	25,920	Issuer Specific Facts	Contingent Payment Terms

(k)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(l)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Real Return ETF

July 31, 2018 (unaudited)

	Shares	Value
Exchange Traded Vehicle — 0.7%
Gold Fund — 0.7%
Invesco DB Gold Fund*
(Cost $333,409)	8,085	$312,243

Investment Companies — 99.3%

Emerging Equity Funds — 0.9%
iShares MSCI Emerging Markets ETF(a)	3,113	139,649
Vanguard FTSE Emerging Markets ETF	6,305	276,664

Total Emerging Equity Funds		416,313

International Equity Core Funds — 6.6%
iShares MSCI EAFE ETF	23,163	1,595,467
Vanguard FTSE Developed Markets ETF	35,133	1,541,636

Total International Equity Core Funds		3,137,103

U.S. Large Cap Core Funds — 4.6%
iShares Core S&P 500 ETF	2,817	798,000
SPDR S&P 500 ETF Trust	4,958	1,394,834

Total U.S. Large Cap Core Funds		2,192,834

U.S. Short Term Treasury Bond Funds — 78.9%
Goldman Sachs Access Treasury 0-1 Year ETF	15,603	1,563,265
Invesco Treasury Collateral ETF	5,602	595,487
iShares Short Treasury Bond ETF(a)	107,067	11,823,409
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	116,448	11,827,623
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	125,921	11,531,845

Total U.S. Short Term Treasury Bond Funds		37,341,629

U.S. Small Cap Core Fund — 8.3%
iShares Russell 2000 ETF(a)	23,639	3,921,001

Total Investment Companies
(Cost $46,454,219)		47,008,880
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.79%(b)
(Cost $57,874)	57,874	57,874

Investment of Cash Collateral For Securities Loaned — 0.6%
Money Market Fund — 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(b)
(Cost $307,146)	307,146	307,146

Total Investments — 100.7%
(Cost $47,152,648)		47,686,143
Other Assets and Liabilities, Net — (0.7)%		(323,413)
Net Assets — 100.0%		$47,362,730

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,979,478; total market value of collateral held by the Fund was $4,026,016. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,718,870.
(b)	Reflects the 1-day yield at July 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Real Return ETF (continued)

July 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Exchange Traded Vehicle	$312,243	$–	$–	$312,243
Investment Companies	47,008,880	–	–	47,008,880
Short-Term Investment:
Money Market Fund	57,874	–	–	57,874
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	307,146	–	–	307,146
Total Investments in Securities	$47,686,143	$–	$–	$47,686,143

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Agribusiness Small Cap ETF

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks - 99.7%
Argentina - 2.0%
Adecoagro SA*	27,905	$234,402

Australia - 14.4%
Australian Agricultural Co., Ltd.*(a)	78,860	74,160
Bega Cheese Ltd.(a)	39,712	215,805
Costa Group Holdings Ltd.	65,062	380,649
Elders Ltd.(a)	26,582	148,406
GrainCorp Ltd., Class A	51,572	284,089
Inghams Group Ltd.(a)	46,785	127,642
Nufarm Ltd.	58,602	311,488
Select Harvests Ltd.	22,127	98,695

Total Australia		1,640,934
Canada - 4.2%
Maple Leaf Foods, Inc.	18,662	446,483
Village Farms International, Inc.*	8,112	32,398

Total Canada		478,881
China - 3.0%
China BlueChemical Ltd., Class H	427,259	158,443
China Huishan Dairy Holdings Co., Ltd.*(b)(c)	938,079	–
Leyou Technologies Holdings Ltd.*	305,019	126,328
Sinofert Holdings Ltd.*(a)	425,204	52,560

Total China		337,331
Indonesia - 6.4%
PT Astra Agro Lestari Tbk	94,331	71,141
PT Charoen Pokphand Indonesia Tbk	1,749,127	548,270
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	665,103	46,354
PT Sawit Sumbermas Sarana Tbk	775,525	66,420

Total Indonesia		732,185
Japan - 32.9%
Feed One Co. Ltd.	31,143	61,763
Fuji Oil Holdings, Inc.	12,628	414,578
Itoham Yonekyu Holdings, Inc.	36,154	293,586
Kumiai Chemical Industry Co., Ltd.(a)	27,167	245,120
Megmilk Snow Brand Co., Ltd.	11,946	296,996
Morinaga Milk Industry Co., Ltd.	10,138	333,284
NH Foods Ltd.	25,121	996,402
Nichirei Corp.	29,338	680,115
Nihon Nohyaku Co., Ltd.(a)	11,639	70,495
Nippon Soda Co. Ltd.	31,072	181,813
Prima Meat Packers Ltd.	34,388	172,340

Total Japan		3,746,492
Netherlands - 0.8%
ForFarmers NV	8,119	92,337

Singapore - 6.2%
First Resources Ltd.	114,577	135,510
Golden Agri-Resources Ltd.	1,524,998	313,670
Japfa Ltd.	85,619	46,857
Olam International Ltd.	132,432	216,942

Total Singapore		712,979
Spain - 2.7%
Ebro Foods SA	14,043	303,974

Thailand - 1.8%
GFPT PCL	217,689	89,640
Thai Vegetable Oil PCL	126,716	111,405

Total Thailand		201,045
United Kingdom - 2.1%
Dairy Crest Group PLC	37,250	236,984

United States - 23.2%
AGCO Corp.	15,896	1,001,766
Cal-Maine Foods, Inc.*(a)	6,939	312,255
CVR Partners LP*(a)	17,856	60,532
Platform Specialty Products Corp.*	53,348	659,381
Sanderson Farms, Inc.	4,840	488,017
	Shares	Value
Common Stocks (continued)
United States (continued)
Titan International, Inc.	12,012	$127,207

Total United States		2,649,158

Total Common Stocks
(Cost $10,473,998)		11,366,702
Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.79%(d)
(Cost $28,577)	28,577	28,577

Investment of Cash Collateral For Securities Loaned — 2.5%
Money Market Fund — 2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(d)
(Cost $285,831)	285,831	285,831

Total Investments — 102.5%
(Cost $10,788,406)		11,681,110
Other Assets and Liabilities, Net — (2.5)%		(280,691)
Net Assets — 100.0%		$11,400,419
__________________

		% of
Industry	Value	Net Assets
Crop Production and Farming	$4,888,302	42.9%
Livestock Operations	2,685,046	23.5
Agricultural Chemicals	1,739,832	15.3
Agricultural Machinery	1,128,973	9.9
Agricultural Supplies and Logistics	924,549	8.1
Money Market Fund	314,408	2.8
Total Investments	$11,681,110	102.5%
Other Assets and Liabilities, Net	(280,691)	(2.5)
Total Net Assets	$11,400,419	100.0%

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Agribusiness Small Cap ETF (continued)

July 31, 2018 (unaudited)

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $909,821; total market value of collateral held by the Fund was $981,716. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $695,885.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At July 31, 2018, the value of this security was $–.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs. The valuation technique can be found at the end of the Schedules of Investments for the Fund.
(d)	Reflects the 1-day yield at July 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(e)
Common Stocks
Argentina	$234,402	$–	$–		$234,402
Australia	1,640,934	–	–		1,640,934
Canada	478,881	–	–		478,881
China	337,331	–	–		337,331
Indonesia	732,185	–	–		732,185
Japan	3,746,492	–	–		3,746,492
Netherlands	92,337	–	–		92,337
Singapore	712,979	–	–		712,979
Spain	303,974	–	–		303,974
Thailand	201,045	–	–		201,045
United Kingdom	236,984	–	–		236,984
United States	2,649,158	–	–		2,649,158
Total Common Stocks	11,366,702	–	–	(f)	11,366,702
Short-Term Investment:
Money Market Fund	28,577	–	–		28,577
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	285,831	–	–		285,831
Total Investments in Securities	$11,681,110	$–	$ –	(f)	$11,681,110

(e)	For a complete listing of investments and their countries, see the Schedules of Investments.
(f)	The Level 3 security, valued at $–, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2018(g)
Common Stock:
China Huishan Dairy Holdings Co., Ltd.(h)	$–(i)	$–	$–	$–	$–	$–	$–	$–	$–(i)	$–
Total	$–(i)	$–	$–	$–	$–	$–	$–	$–	$–(i)	$–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Agribusiness Small Cap ETF (continued)

July 31, 2018 (unaudited)

Information about Level 3 fair value measurements as of July 31, 2018.
Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$–	Issuer Specific Facts	Company Information

(g)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(h)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(i)	Includes a Level 3 security valued at $-.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ U.S. Real Estate Small Cap ETF

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks - 99.6%
Diversified REITs - 16.5%
American Assets Trust, Inc.	34,520	$1,326,603
Empire State Realty Trust, Inc., Class A	122,269	2,038,224
Exantas Capital Corp.(a)	26,623	279,275
Granite Point Mortgage Trust, Inc.	38,048	722,912
Industrial Logistics Properties Trust	18,167	419,658
Investors Real Estate Trust(a)	107,439	588,766
Kennedy-Wilson Holdings, Inc.(a)	110,724	2,314,132
Monmouth Real Estate Investment Corp.	66,668	1,111,355
New Senior Investment Group, Inc.	72,778	515,268
Preferred Apartment Communities, Inc., Class A(a)	35,180	595,246
Redwood Trust, Inc.	67,557	1,135,633
Select Income REIT	57,009	1,188,638
Washington Real Estate Investment Trust(a)	70,845	2,160,064
Winthrop Realty Trust*(a)(b)(c)	29,107	45,698

Total Diversified REITs		14,441,472

Hotel REITs - 16.5%
Ashford Hospitality Trust, Inc.	85,497	675,427
Braemar Hotels & Resorts, Inc.	27,758	317,274
Chatham Lodging Trust	40,730	877,324
Chesapeake Lodging Trust(a)	53,648	1,717,809
DiamondRock Hospitality Co.	179,328	2,137,590
Hersha Hospitality Trust	34,429	743,322
MGM Growth Properties LLC, Class A(a)	64,123	1,942,927
Pebblebrook Hotel Trust(a)	61,531	2,372,020
Summit Hotel Properties, Inc.(a)	93,267	1,319,728
Xenia Hotels & Resorts, Inc.	96,893	2,363,220

Total Hotel REITs		14,466,641

Mortgage REITs - 13.2%
AG Mortgage Investment Trust, Inc.	25,209	492,332
Anworth Mortgage Asset Corp.	87,691	441,963
Apollo Commercial Real Estate Finance, Inc.(a)	111,068	2,120,288
Arbor Realty Trust, Inc.(a)	49,605	564,009
ARMOUR Residential REIT, Inc.	37,483	890,971
Capstead Mortgage Corp.	82,403	689,713
Dynex Capital, Inc.	49,368	328,297
Front Yard Residential Corp.	44,089	425,900
Invesco Mortgage Capital, Inc.(a)	101,018	1,675,889
iStar, Inc.*(a)	58,588	636,852
MTGE Investment Corp.	41,022	822,491
New York Mortgage Trust, Inc.(a)	100,329	623,043
Orchid Island Capital, Inc.	45,711	371,630
PennyMac Mortgage Investment Trust(a)	53,584	1,033,635
Western Asset Mortgage Capital Corp.(a)	36,362	402,527

Total Mortgage REITs		11,519,540

Office REITs - 15.7%
Brandywine Realty Trust	160,316	2,643,611
City Office REIT, Inc.	30,959	394,727
Easterly Government Properties, Inc.(a)	41,239	781,479
Franklin Street Properties Corp.	93,551	824,184
Global Net Lease, Inc.	60,967	1,290,062
Government Properties Income Trust(a)	88,345	1,331,359
	Shares	Value
Common Stocks (continued)
Office REITs (continued)
Lexington Realty Trust(a)	195,419	$1,717,733
Mack-Cali Realty Corp.	74,786	1,456,084
Rexford Industrial Realty, Inc.	73,292	2,245,667
Tier REIT, Inc.	42,921	1,020,232

Total Office REITs		13,705,138

Residential REITs - 4.4%
Bluerock Residential Growth REIT, Inc.(a)	21,534	197,467
Education Realty Trust, Inc.	68,544	2,834,980
Independence Realty Trust, Inc.(a)	78,510	796,876

Total Residential REITs		3,829,323

Retail REITs - 17.3%
Acadia Realty Trust(a)	72,064	1,951,493
CBL & Associates Properties, Inc.(a)	152,520	831,234
Cedar Realty Trust, Inc.	79,607	378,929
Four Corners Property Trust, Inc.	55,466	1,381,103
Getty Realty Corp.	29,274	838,700
Kite Realty Group Trust	75,535	1,274,276
Pennsylvania Real Estate Investment Trust(a)	58,068	616,682
Ramco-Gershenson Properties Trust(a)	70,267	924,011
Retail Opportunity Investments Corp.(a)	100,195	1,894,688
Seritage Growth Properties, Class A(a)	29,023	1,227,963
Tanger Factory Outlet Centers, Inc.	83,835	1,999,465
Washington Prime Group, Inc.(a)	168,471	1,352,822
Whitestone REIT	34,166	444,158

Total Retail REITs		15,115,524

Specialized REITs - 16.0%
CareTrust REIT, Inc.	68,053	1,150,776
CatchMark Timber Trust, Inc., Class A	44,243	549,498
InfraREIT, Inc.	35,513	743,997
LTC Properties, Inc.	35,450	1,494,927
National Storage Affiliates Trust	45,526	1,312,515
Physicians Realty Trust	164,555	2,593,387
QTS Realty Trust, Inc., Class A(a)	45,579	1,948,502
STAG Industrial, Inc.	88,148	2,408,203
Terreno Realty Corp.	49,574	1,829,776

Total Specialized REITs		14,031,581

Total Common Stocks
(Cost $88,103,582)		87,109,219
Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.79%(d)
(Cost $270,533)	270,533	270,533

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ U.S. Real Estate Small Cap ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 3.2%
Money Market Fund — 3.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(d)
(Cost $2,789,596)	2,789,596	$2,789,596

Total Investments — 103.1%
(Cost $91,163,711)		90,169,348
Other Assets and Liabilities, Net — (3.1)%		(2,708,632)
Net Assets — 100.0%		$87,460,716

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $25,254,317; total market value of collateral held by the Fund was $25,510,879. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $22,721,283.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At July 31, 2018, the value of this security was $45,698.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable input. The valuation technique can be found at the end of the Schedules of Investments for the Fund.
(d)	Reflects the 1-day yield at July 31, 2018.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ U.S. Real Estate Small Cap ETF (continued)

July 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(e)
Common Stocks
Diversified REITs	$14,395,774	$–	$45,698		$14,441,472
Hotel REITs	14,466,641	–	–		14,466,641
Mortgage REITs	11,519,540	–	–		11,519,540
Office REITs	13,705,138	–	–		13,705,138
Residential REITs	3,829,323	–	–		3,829,323
Retail REITs	15,115,524	–	–		15,115,524
Specialized REITs	14,031,581	–	–		14,031,581
Total Common Stocks	87,063,521	–	45,698	(f)	87,109,219
Short-Term Investment:
Money Market Fund	270,533	–	–		270,533
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,789,596	–	–		2,789,596
Total Investments in Securities	$90,123,650	$–	$ 45,698	(f)	$90,169,348

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	The Level 3 security, valued at $45,698, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2018(g)
Common Stock:
Winthrop Realty Trust(h)	$164,454	$–	$–	$45,698	$–	$(164,454)	$–	$–	$45,698	$45,698
Total	$164,454	$–	$–	$45,698	$–	$(164,454)	$–	$–	$45,698	$45,698

Information about Level 3 fair value measurements as of July 31, 2018.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$45,698	Issuer Specific Facts	Company Information

(g)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(h)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks - 99.2%
Australia - 7.3%
AGL Energy Ltd.	24,532	$401,034
Alumina Ltd.	114,219	240,296
Amcor Ltd.	42,377	474,751
AMP Ltd.	105,556	266,799
APA Group	45,710	327,915
Aristocrat Leisure Ltd.	25,373	607,366
ASX Ltd.	10,562	515,784
Aurizon Holdings Ltd.	79,685	269,532
Australia & New Zealand Banking Group Ltd.	93,531	2,037,257
Bank of Queensland Ltd.	23,183	191,472
Bendigo & Adelaide Bank Ltd.	25,177	219,171
BHP Billiton Ltd.	106,356	2,756,207
BHP Billiton PLC	67,355	1,550,241
BlueScope Steel Ltd.	19,496	255,952
Boral Ltd.	57,540	284,455
Brambles Ltd.	56,596	415,686
Caltex Australia Ltd.	11,143	269,717
Challenger Ltd.	31,823	294,296
Coca-Cola Amatil Ltd.	30,684	218,524
Commonwealth Bank of Australia	58,194	3,235,521
Computershare Ltd.	24,457	330,718
CSL Ltd.	15,877	2,320,580
Dexus	47,195	353,654
Fortescue Metals Group Ltd.	54,042	175,564
Goodman Group	69,111	494,762
GPT Group (The)	83,291	319,500
Incitec Pivot Ltd.	79,025	222,652
Insurance Australia Group Ltd.	95,419	570,313
Macquarie Group Ltd.	11,030	1,007,087
Medibank Pvt Ltd.	123,030	284,442
Mirvac Group	172,142	291,772
National Australia Bank Ltd.	89,127	1,877,061
Newcrest Mining Ltd.	26,002	418,105
Oil Search Ltd.	53,168	354,935
OneMarket Ltd*	3,523	2,318
Orica Ltd.	16,742	218,801
Origin Energy Ltd.*	67,048	486,971
QBE Insurance Group Ltd.	49,043	368,232
Ramsay Health Care Ltd.	5,385	225,141
Rio Tinto Ltd.	13,562	818,658
Rio Tinto PLC	37,858	2,083,993
Santos Ltd.*	69,120	327,829
Scentre Group	180,751	571,074
SEEK Ltd.	19,055	302,716
Sonic Healthcare Ltd.	18,307	354,934
South32 Ltd.	177,728	471,679
Stockland	102,293	315,585
Suncorp Group Ltd.	50,199	558,649
Sydney Airport	51,474	270,539
Telstra Corp. Ltd.	134,992	285,003
Transurban Group	78,631	683,915
Treasury Wine Estates Ltd.	30,726	420,744
Vicinity Centres	123,201	243,623
Wesfarmers Ltd.	37,572	1,381,468
Westpac Banking Corp.	110,929	2,429,407
Woodside Petroleum Ltd.	34,655	931,058
Woolworths Group Ltd.	46,421	1,038,387

Total Australia		38,643,845
Austria - 0.3%
ams AG*	3,096	223,475
ANDRITZ AG	4,183	237,472
Erste Group Bank AG*	12,032	520,325
	Shares	Value
Common Stocks (continued)
Austria (continued)
OMV AG	7,102	$401,857

Total Austria		1,383,129
Belgium - 1.0%
Ageas	8,035	431,052
Anheuser-Busch InBev SA/NV	24,647	2,497,103
Groupe Bruxelles Lambert SA	3,518	374,084
KBC Group NV	9,629	740,879
Proximus SADP	6,231	152,592
Solvay SA	2,887	396,063
UCB SA	4,713	405,091
Umicore SA	8,851	517,806

Total Belgium		5,514,670
Chile - 0.0%(a)
Antofagasta PLC	12,392	163,040

China - 0.3%
AAC Technologies Holdings, Inc.	23,801	303,308
BOC Hong Kong Holdings Ltd.	137,751	667,062
China Mengniu Dairy Co., Ltd.*	101,724	315,005
Want Want China Holdings Ltd.	277,687	229,662

Total China		1,515,037
Denmark - 1.5%
AP Moller - Maersk A/S, Class A	172	231,639
AP Moller - Maersk A/S, Class B	242	348,220
Carlsberg A/S, Class B	3,956	477,286
Chr Hansen Holding A/S	4,794	496,774
Coloplast A/S, Class B	5,649	616,601
Danske Bank A/S	21,775	633,526
DSV A/S	7,397	620,826
Genmab A/S*	2,153	369,245
ISS A/S	7,516	281,175
Novo Nordisk A/S, Class B	56,475	2,821,865
Novozymes A/S, Class B	7,757	408,728
Orsted A/S‡	2,436	150,355
Pandora A/S	3,569	253,918
Vestas Wind Systems A/S	6,764	436,716

Total Denmark		8,146,874
Finland - 1.0%
Elisa OYJ	5,485	238,547
Fortum OYJ	15,147	380,685
Kone OYJ, Class B	13,034	713,568
Neste OYJ	4,666	385,547
Nokia OYJ	194,599	1,057,851
Nokian Renkaat OYJ	5,743	249,230
Sampo OYJ, Class A	16,462	837,099
Stora Enso OYJ, Class R	23,099	382,026
UPM-Kymmene OYJ	20,087	713,545
Wartsila OYJ Abp	18,319	396,317

Total Finland		5,354,415
France - 9.7%
Accor SA	8,262	426,119
Aeroports de Paris	844	189,012
Air Liquide SA	14,406	1,845,704
Airbus SE	18,571	2,303,275
Alstom SA	6,753	303,254
Arkema SA	3,255	408,463
Atos SE	3,593	482,828
AXA SA	62,531	1,580,352
BNP Paribas SA	36,393	2,370,520
Bouygues SA	7,687	338,271
Bureau Veritas SA	11,355	292,689
Capgemini SE	5,269	676,917

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Carrefour SA	18,982	$341,144
Cie de Saint-Gobain	17,454	777,570
Cie Generale des Etablissements Michelin	6,602	850,486
Credit Agricole SA	36,696	515,878
Danone SA	18,573	1,460,564
Dassault Systemes SE	4,923	736,148
Edenred	11,963	471,290
Electricite de France SA	12,618	188,975
Engie SA	54,812	885,995
Essilor International SA	7,017	1,036,133
Eutelsat Communications SA	8,019	171,890
Getlink	18,593	245,720
Hermes International	1,127	714,179
Iliad SA	987	156,481
Ingenico Group SA	2,515	208,812
Ipsen SA	1,566	260,461
JCDecaux SA	3,882	126,907
Kering	2,714	1,448,036
Klepierre SA	7,782	293,829
Legrand SA	10,222	751,582
L'Oreal SA	7,966	1,952,670
LVMH Moet Hennessy Louis Vuitton SE	8,345	2,917,993
Natixis SA	30,068	216,364
Orange SA	62,505	1,068,853
Orpea	2,090	287,702
Pernod Ricard SA	6,836	1,103,388
Peugeot SA	18,125	521,908
Publicis Groupe SA	7,557	483,308
Renault SA	6,456	568,729
Rexel SA	14,912	233,539
Rubis SCA	3,822	225,609
Safran SA	10,777	1,337,252
Sanofi	36,257	3,154,963
Schneider Electric SE	17,743	1,429,132
SCOR SE	7,322	284,856
Societe Generale SA	24,693	1,101,076
Sodexo SA	2,768	306,640
Suez	12,324	174,550
Teleperformance	2,238	410,592
Thales SA	3,836	504,711
TOTAL SA	82,262	5,376,564
Ubisoft Entertainment SA*	2,954	326,416
Unibail-Rodamco-Westfield	3,489	775,026
Unibail-Rodamco-Westfield*	25,956	286,927
Valeo SA	8,810	432,942
Veolia Environnement SA	17,126	391,448
Vinci SA	16,082	1,618,241
Vivendi SA	33,973	882,453

Total France		51,233,336
Germany - 8.4%
adidas AG	7,142	1,580,632
Allianz SE	14,439	3,195,399
BASF SE	30,992	2,979,303
Bayer AG	31,577	3,519,541
Bayerische Motoren Werke AG	11,474	1,110,126
Beiersdorf AG	4,023	468,828
Brenntag AG	6,208	372,481
Commerzbank AG*	36,959	399,401
Continental AG	3,639	838,789
Covestro AG‡	5,357	514,600
Daimler AG	28,282	1,957,354
Delivery Hero SE‡*	4,264	242,370
Deutsche Bank AG	65,789	861,213
	Shares	Value
Common Stocks (continued)
Germany (continued)
Deutsche Boerse AG	6,306	$831,539
Deutsche Lufthansa AG	6,662	187,077
Deutsche Post AG	31,197	1,101,997
Deutsche Telekom AG*	104,433	1,729,015
Deutsche Wohnen SE	13,501	658,097
E.ON SE	73,175	825,704
Fresenius Medical Care AG & Co. KGaA	7,311	714,621
Fresenius SE & Co. KGaA	14,547	1,123,708
GEA Group AG	7,144	279,185
Hannover Rueck SE	2,318	309,188
HeidelbergCement AG	5,305	450,761
Henkel AG & Co. KGaA	3,071	329,499
HUGO BOSS AG	2,920	263,347
Infineon Technologies AG	42,199	1,118,837
K+S AG	7,730	204,315
LANXESS AG	4,158	342,014
LEG Immobilien AG	2,082	234,445
Linde AG	6,428	1,587,701
Merck KGaA	4,430	455,511
METRO AG	6,833	84,427
MTU Aero Engines AG	2,524	534,531
Muenchener Rueckversicherungs-Gesellschaft AG	4,684	1,039,928
OSRAM Licht AG	4,613	206,074
ProSiebenSat.1 Media SE	9,177	248,467
RWE AG	20,654	542,290
SAP SE	32,491	3,795,909
Siemens AG	25,367	3,584,238
Symrise AG	5,218	471,819
thyssenkrupp AG	17,283	461,466
TUI AG	15,723	336,388
United Internet AG	4,706	253,288
Volkswagen AG	1,000	173,284
Vonovia SE	16,214	785,597
Wirecard AG	4,750	887,849
Zalando SE‡*	5,970	342,694

Total Germany		44,534,847
Hong Kong - 3.1%
AIA Group Ltd.	408,857	3,569,029
ASM Pacific Technology Ltd.(b)	12,777	153,787
Bank of East Asia Ltd. (The)	65,092	258,804
CK Asset Holdings Ltd.	96,269	736,695
CK Hutchison Holdings Ltd.	98,125	1,066,637
CK Infrastructure Holdings Ltd.	29,302	217,511
CLP Holdings Ltd.	62,345	712,262
Galaxy Entertainment Group Ltd.	79,022	634,923
Hang Lung Properties Ltd.	92,493	194,483
Hang Seng Bank Ltd.	28,411	773,349
Henderson Land Development Co., Ltd.	50,942	284,015
Hong Kong & China Gas Co., Ltd.	342,982	700,200
Hong Kong Exchanges and Clearing Ltd.	42,800	1,263,195
Hongkong Land Holdings Ltd.	48,711	354,129
Hopewell Holdings Ltd.	57,784	204,711
Hysan Development Co., Ltd.	47,774	261,483
Jardine Matheson Holdings Ltd.	7,276	491,130
Jardine Strategic Holdings Ltd.	7,271	289,967
Link REIT	85,085	843,569
MTR Corp. Ltd.	57,858	324,417
New World Development Co., Ltd.	241,100	343,500
Power Assets Holdings Ltd.	51,691	365,921
Sino Land Co., Ltd.	143,135	245,880
Sun Hung Kai Properties Ltd.	50,098	785,260
Swire Pacific Ltd., Class A	22,960	248,994
See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Techtronic Industries Co., Ltd.	58,009	$323,046
WH Group Ltd.‡	303,506	243,667
Wharf Real Estate Investment Co., Ltd.	46,539	338,939
Wheelock & Co., Ltd.	36,563	259,063
Yue Yuen Industrial Holdings Ltd.	41,274	110,981

Total Hong Kong		16,599,547
Ireland - 0.6%
AIB Group PLC	26,305	150,813
Bank of Ireland Group PLC	32,590	280,079
CRH PLC	27,256	934,228
James Hardie Industries PLC	18,143	289,981
Kerry Group PLC, Class A	5,024	533,165
Kingspan Group PLC	5,557	258,258
Paddy Power Betfair PLC	2,790	303,396
Smurfit Kappa Group PLC	8,285	340,164

Total Ireland		3,090,084
Israel - 0.5%
Bank Hapoalim BM	72,084	509,348
Bank Leumi Le-Israel BM	100,251	627,848
Bezeq The Israeli Telecommunication Corp. Ltd.	165,801	175,575
Nice Ltd.*	4,912	535,405
Teva Pharmaceutical Industries Ltd.	31,624	753,465

Total Israel		2,601,641
Italy - 2.1%
Assicurazioni Generali SpA	44,151	785,215
Atlantia SpA	21,094	626,158
Banco BPM SpA*	61,299	195,086
Enel SpA	265,376	1,481,101
Eni SpA	88,011	1,695,418
Ferrari NV	4,386	584,004
Intesa Sanpaolo SpA	474,805	1,463,308
Leonardo SpA	18,158	217,769
Luxottica Group SpA	5,988	405,663
Mediobanca SpA	32,838	341,342
Prysmian SpA	12,999	333,848
Recordati SpA	6,587	246,474
Snam SpA	89,624	385,377
Telecom Italia SpA*	362,834	279,938
Telecom Italia SpA-RSP	220,295	146,921
Terna Rete Elettrica Nazionale SpA	65,729	368,381
UniCredit SpA	76,350	1,354,651
Unione di Banche Italiane SpA	42,523	176,229

Total Italy		11,086,883
Japan - 23.9%
Aeon Co., Ltd.	26,911	544,879
AGC Inc.	8,913	371,839
Air Water, Inc.	11,277	205,110
Aisin Seiki Co., Ltd.	6,884	319,171
Ajinomoto Co., Inc.	20,522	362,169
Alfresa Holdings Corp.	9,778	233,488
Alps Electric Co., Ltd.	7,701	221,178
Amada Holdings Co., Ltd.	21,696	216,689
Aozora Bank Ltd.	7,065	263,502
Asahi Group Holdings Ltd.	15,136	733,137
Asahi Kasei Corp.	52,650	701,044
Asics Corp.	8,536	138,251
Astellas Pharma, Inc.	73,412	1,191,945
Bandai Namco Holdings, Inc.	9,538	380,446
Bridgestone Corp.	22,384	878,643
Brother Industries Ltd.	12,303	249,819
Canon, Inc.	36,807	1,189,306
	Shares	Value
Common Stocks (continued)
Japan (continued)
Casio Computer Co., Ltd.	10,610	$172,979
Central Japan Railway Co.	6,344	1,317,369
Chiba Bank Ltd. (The)	31,191	221,798
Chubu Electric Power Co., Inc.	25,129	386,229
Chugai Pharmaceutical Co., Ltd.	8,717	441,535
Concordia Financial Group Ltd.	50,840	272,503
Credit Saison Co., Ltd.	8,803	136,756
Dai Nippon Printing Co., Ltd.	14,457	314,737
Daicel Corp.	16,142	177,080
Daifuku Co., Ltd.	3,412	148,898
Dai-ichi Life Holdings, Inc.	39,320	738,348
Daiichi Sankyo Co., Ltd.	25,197	1,040,384
Daikin Industries Ltd.	9,864	1,173,740
Daito Trust Construction Co., Ltd.	2,844	474,212
Daiwa House Industry Co., Ltd.	23,547	855,719
Daiwa Securities Group, Inc.	65,532	380,992
Denso Corp.	15,611	767,580
Dentsu, Inc.	8,314	348,335
Disco Corp.	913	154,722
Don Quijote Holdings Co., Ltd.	5,187	241,881
East Japan Railway Co.	12,841	1,197,606
Eisai Co., Ltd.	9,941	850,944
Electric Power Development Co., Ltd.	7,200	194,569
FANUC Corp.	6,861	1,343,515
Fast Retailing Co., Ltd.	1,862	810,903
FUJIFILM Holdings Corp.	14,650	602,150
Fujitsu Ltd.	73,136	496,807
Fukuoka Financial Group, Inc.	40,594	221,573
Hamamatsu Photonics K.K.	6,429	271,656
Hankyu Hanshin Holdings, Inc.	9,854	391,290
Hino Motors Ltd.	15,902	178,567
Hirose Electric Co., Ltd.	1,698	206,145
Hitachi Ltd.	163,392	1,136,475
Honda Motor Co., Ltd.	60,272	1,806,437
Hoya Corp.	14,928	893,493
Idemitsu Kosan Co., Ltd.	5,664	254,511
IHI Corp.	6,694	233,519
Inpex Corp.	36,847	405,041
Isetan Mitsukoshi Holdings Ltd.	15,113	181,858
Isuzu Motors Ltd.	25,046	337,519
ITOCHU Corp.	52,756	933,151
J Front Retailing Co., Ltd.	11,262	164,493
Japan Exchange Group, Inc.	20,872	370,117
Japan Tobacco, Inc.	42,169	1,196,433
JFE Holdings, Inc.	19,919	403,131
JGC Corp.	11,667	225,440
JTEKT Corp.	11,273	162,338
JXTG Holdings, Inc.	131,239	960,786
Kajima Corp.	32,965	256,499
Kansai Electric Power Co., Inc. (The)	26,801	380,204
Kansai Paint Co., Ltd.	12,293	281,792
Kao Corp.	17,839	1,296,730
Kawasaki Heavy Industries Ltd.	6,961	203,345
KDDI Corp.	60,807	1,691,015
Keikyu Corp.	12,767	208,601
Keio Corp.	5,851	286,435
Keisei Electric Railway Co., Ltd.	7,286	241,804
Keyence Corp.	3,221	1,695,097
Kikkoman Corp.(b)	8,701	411,187
Kintetsu Group Holdings Co., Ltd.	7,542	299,147
Kirin Holdings Co., Ltd.	33,111	845,079
Koito Manufacturing Co., Ltd.	5,588	357,924
Komatsu Ltd.	33,384	977,304
Konami Holdings Corp.	3,807	178,549

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Konica Minolta, Inc.	21,963	$196,400
Kubota Corp.	42,412	708,319
Kuraray Co., Ltd.	19,475	274,014
Kurita Water Industries Ltd.	8,501	247,572
Kyocera Corp.	11,888	689,024
Kyowa Hakko Kirin Co., Ltd.	12,646	239,160
Kyushu Electric Power Co., Inc.	18,566	217,936
Lion Corp.	10,449	188,650
LIXIL Group Corp.	12,041	245,897
M3, Inc.	9,490	359,881
Makita Corp.	11,104	496,972
Marubeni Corp.	69,479	528,075
Marui Group Co., Ltd.	11,538	228,410
Mazda Motor Corp.	21,757	270,165
MEIJI Holdings Co., Ltd.	5,293	415,156
MINEBEA MITSUMI, Inc.	14,824	264,194
Miraca Holdings, Inc.	4,214	121,970
MISUMI Group, Inc.	13,677	347,240
Mitsubishi Chemical Holdings Corp.	51,125	445,163
Mitsubishi Corp.	47,928	1,334,568
Mitsubishi Electric Corp.	71,140	960,587
Mitsubishi Estate Co., Ltd.	43,702	757,387
Mitsubishi Heavy Industries Ltd.	11,471	429,061
Mitsubishi Materials Corp.	5,760	163,116
Mitsubishi Motors Corp.	28,008	212,675
Mitsubishi UFJ Financial Group, Inc.	435,621	2,682,840
Mitsui & Co., Ltd.	62,189	1,038,057
Mitsui Chemicals, Inc.	6,166	165,249
Mitsui Fudosan Co., Ltd.	33,460	796,894
Mitsui OSK Lines Ltd.	6,083	157,047
Mizuho Financial Group, Inc.	825,450	1,434,988
MS&AD Insurance Group Holdings, Inc.	19,197	585,136
Murata Manufacturing Co., Ltd.	6,730	1,172,369
Nabtesco Corp.	7,624	235,313
NEC Corp.	10,441	289,147
Nexon Co., Ltd.*	13,595	194,926
NGK Insulators Ltd.	12,151	212,322
NGK Spark Plug Co., Ltd.	9,970	285,900
NH Foods Ltd.	5,683	225,411
Nidec Corp.	8,373	1,210,248
Nihon M&A Center, Inc.	4,981	132,423
Nikon Corp.	17,862	300,306
Nintendo Co., Ltd.	3,706	1,217,014
Nippon Express Co., Ltd.	3,603	234,964
Nippon Paint Holdings Co., Ltd.(b)	6,832	296,619
Nippon Shinyaku Co., Ltd.	3,160	179,257
Nippon Steel & Sumitomo Metal Corp.	29,115	578,321
Nippon Telegraph & Telephone Corp.	23,524	1,086,046
Nippon Yusen K.K.	7,704	147,900
Nissan Chemical Corp.	8,192	365,544
Nissan Motor Co., Ltd.	63,069	594,688
Nisshin Seifun Group, Inc.	15,159	295,894
Nissin Foods Holdings Co., Ltd.	4,493	309,461
Nitori Holdings Co., Ltd.	3,108	468,255
Nitto Denko Corp.	6,387	461,138
Nomura Holdings, Inc.	125,464	592,351
Nomura Research Institute Ltd.	5,797	277,577
NSK Ltd.	20,589	223,474
NTT Data Corp.	27,946	317,806
NTT DOCOMO, Inc.	45,384	1,164,805
Obayashi Corp.	31,470	327,520
Obic Co., Ltd.	3,603	308,350
Odakyu Electric Railway Co., Ltd.	13,915	293,863
Oji Holdings Corp.	45,417	268,591
	Shares	Value
Common Stocks (continued)
Japan (continued)
Olympus Corp.	11,964	$483,626
Omron Corp.	8,216	369,918
Ono Pharmaceutical Co., Ltd.	17,499	411,838
Oriental Land Co., Ltd.	7,344	795,808
ORIX Corp.	47,098	761,545
Osaka Gas Co., Ltd.	15,176	290,803
Otsuka Holdings Co., Ltd.	16,185	744,620
Panasonic Corp.	74,931	962,576
PeptiDream, Inc.*	4,196	162,870
Pigeon Corp.	4,487	215,251
Rakuten, Inc.	27,376	192,444
Recruit Holdings Co., Ltd.	43,621	1,190,478
Renesas Electronics Corp.*	23,121	205,722
Resona Holdings, Inc.	89,452	508,152
Ricoh Co., Ltd.	30,422	295,686
Rohm Co., Ltd.	4,068	345,239
Ryohin Keikaku Co., Ltd.	1,075	344,280
Santen Pharmaceutical Co., Ltd.	18,315	305,141
SBI Holdings, Inc.	11,101	301,970
SCREEN Holdings Co., Ltd.	1,345	97,925
Secom Co., Ltd.	7,733	589,266
Seiko Epson Corp.	12,955	232,968
Sekisui Chemical Co., Ltd.	19,184	342,412
Sekisui House Ltd.	23,366	396,913
Seven & i Holdings Co., Ltd.	26,837	1,092,036
Sharp Corp.(b)	4,868	112,415
Shima Seiki Manufacturing Ltd.	1,326	71,666
Shimadzu Corp.	13,597	386,265
Shimano, Inc.	3,068	439,891
Shimizu Corp.	27,590	287,879
Shin-Etsu Chemical Co., Ltd.	14,929	1,503,036
Shionogi & Co., Ltd.	11,564	627,683
Shiseido Co., Ltd.	14,220	1,042,935
Shizuoka Bank Ltd. (The)	25,352	233,726
Showa Denko K.K.	5,297	251,742
SMC Corp.	2,228	745,984
SoftBank Group Corp.	28,969	2,396,399
Sompo Holdings, Inc.	14,033	568,390
Sony Corp.	42,691	2,222,647
Sotetsu Holdings, Inc.	6,163	190,219
Stanley Electric Co., Ltd.	7,664	268,041
Start Today Co., Ltd.	7,034	281,825
Subaru Corp.	21,659	629,609
SUMCO Corp.	8,038	171,114
Sumitomo Chemical Co., Ltd.	60,239	344,946
Sumitomo Corp.	44,628	731,574
Sumitomo Electric Industries Ltd.	29,315	448,865
Sumitomo Metal Mining Co., Ltd.	9,651	346,157
Sumitomo Mitsui Financial Group, Inc.	46,407	1,842,765
Sumitomo Mitsui Trust Holdings, Inc.	13,836	548,298
Sumitomo Realty & Development Co., Ltd.	16,124	588,841
Suntory Beverage & Food Ltd.	5,739	243,782
Suzuki Motor Corp.	14,880	870,814
Sysmex Corp.	7,608	718,390
T&D Holdings, Inc.	24,546	365,098
Taiheiyo Cement Corp.	6,662	209,192
Taisei Corp.	9,787	542,945
Taisho Pharmaceutical Holdings Co., Ltd.	2,422	273,270
Takashimaya Co., Ltd.	18,573	154,969
Takeda Pharmaceutical Co., Ltd.	27,148	1,133,794
TDK Corp.	4,815	513,158
Teijin Ltd.	11,083	205,937
Terumo Corp.	13,599	744,701
Tobu Railway Co., Ltd.	9,814	288,441

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Toho Co., Ltd.	7,100	$211,211
Tohoku Electric Power Co., Inc.	18,483	234,299
Tokio Marine Holdings, Inc.	24,281	1,149,844
Tokyo Electric Power Co., Holdings, Inc.*	56,789	270,907
Tokyo Electron Ltd.	5,610	959,975
Tokyo Gas Co., Ltd.	17,756	432,003
Tokyu Corp.	22,565	387,439
Toppan Printing Co., Ltd.	26,531	203,592
Toray Industries, Inc.	58,402	451,762
Toshiba Corp.*	186,367	571,055
Tosoh Corp.	10,348	168,245
TOTO Ltd.	7,176	333,991
Toyo Suisan Kaisha Ltd.	5,427	195,865
Toyota Industries Corp.	6,579	369,679
Toyota Motor Corp.	84,406	5,508,181
Toyota Tsusho Corp.	9,636	327,541
Tsuruha Holdings, Inc.	1,994	244,752
Unicharm Corp.	15,657	475,137
USS Co., Ltd.	13,012	245,966
West Japan Railway Co.	6,919	482,117
Yahoo Japan Corp.(b)	59,358	225,363
Yakult Honsha Co., Ltd.	5,694	408,967
Yamada Denki Co., Ltd.(b)	34,405	170,273
Yamaguchi Financial Group, Inc.	14,758	166,908
Yamaha Corp.	6,042	281,751
Yamaha Motor Co., Ltd.	12,074	317,220
Yamato Holdings Co., Ltd.	14,446	417,223
Yaskawa Electric Corp.(b)	8,694	285,036

Total Japan		126,160,390
Jersey - 0.1%
Randgold Resources Ltd.	3,503	260,540

Kazakhstan - 0.0%(a)
KAZ Minerals PLC*	9,727	107,996

Luxembourg - 0.3%
ArcelorMittal	19,783	636,893
Eurofins Scientific SE	465	253,865
RTL Group SA	1,871	139,559
SES SA	13,148	262,986
Tenaris SA	19,554	357,601

Total Luxembourg		1,650,904
Macau - 0.1%
Sands China Ltd.	89,566	461,118
Wynn Macau Ltd.	68,676	202,165

Total Macau		663,283
Netherlands - 4.3%
ABN AMRO Group NV‡	9,273	257,142
Aegon NV	61,898	408,615
Akzo Nobel NV	8,964	829,627
ALTICE EUROPE NV*	25,743	85,904
ASML Holding NV	12,336	2,648,592
ASR Nederland NV	3,054	136,859
EXOR NV	4,678	308,048
Gemalto NV*	3,372	196,797
Heineken Holding NV(b)	4,001	386,915
Heineken NV(b)	7,959	805,898
ING Groep NV	130,649	2,002,849
Koninklijke Ahold Delhaize NV	44,081	1,122,058
Koninklijke DSM NV	6,826	727,914
Koninklijke KPN NV(b)	125,523	363,499
Koninklijke Philips NV	31,875	1,400,068
NN Group NV	12,613	558,142
Randstad NV	4,299	272,930
	Shares	Value
Common Stocks (continued)
Netherlands (continued)
Royal Dutch Shell PLC, Class A	144,970	$4,972,802
Royal Dutch Shell PLC, Class B	126,634	4,437,688
Wolters Kluwer NV	11,838	714,160

Total Netherlands		22,636,507
New Zealand - 0.2%
Auckland International Airport Ltd.	60,749	276,064
Fisher & Paykel Healthcare Corp. Ltd.	36,358	366,338
Fletcher Building Ltd.	52,606	251,774
Spark New Zealand Ltd.	100,384	264,481

Total New Zealand		1,158,657
Norway - 0.6%
DNB ASA	40,943	826,921
Equinor ASA	35,468	942,934
Norsk Hydro ASA	49,558	282,848
Orkla ASA	36,303	307,453
Schibsted ASA, Class A	6,769	234,293
Telenor ASA	24,035	470,534
Yara International ASA	6,909	305,199

Total Norway		3,370,182
Portugal - 0.2%
EDP - Energias de Portugal SA	85,487	348,984
Galp Energia SGPS SA	12,498	257,223
Jeronimo Martins SGPS SA	10,681	159,091

Total Portugal		765,298
Russia - 0.0%(a)
Polymetal International PLC	18,763	163,525

Singapore - 1.2%
Ascendas Real Estate Investment Trust	153,711	310,516
CapitaLand Commercial Trust	249,417	320,635
CapitaLand Ltd.	101,897	241,774
CapitaLand Mall Trust	170,822	271,046
City Developments Ltd.	22,953	168,780
ComfortDelGro Corp. Ltd.	121,261	209,332
DBS Group Holdings Ltd.	60,078	1,180,553
Genting Singapore Ltd	249,051	234,177
Keppel Corp. Ltd.	59,963	302,612
Oversea-Chinese Banking Corp. Ltd.	106,462	904,845
Singapore Exchange Ltd.	53,054	289,959
Singapore Press Holdings Ltd.(b)	104,852	224,138
Singapore Technologies Engineering Ltd.	77,347	194,319
Singapore Telecommunications Ltd.	233,119	549,704
United Overseas Bank Ltd.	43,446	862,345

Total Singapore		6,264,735
South Africa - 0.2%
Anglo American PLC(b)	33,754	767,229
Mediclinic International PLC	20,862	140,113

Total South Africa		907,342
South Korea - 4.4%
Amorepacific Corp.	1,350	322,822
AMOREPACIFIC Group	1,220	104,479
Celltrion Healthcare Co., Ltd.*	1,698	138,584
Celltrion, Inc.*	2,702	655,784
Coway Co., Ltd.	3,037	254,656
DB Insurance Co., Ltd.	3,273	188,717
E-Mart Inc.	1,133	221,303
GS Holdings Corp.	2,508	120,619
Hana Financial Group, Inc.	12,057	483,940
Hankook Tire Co., Ltd.	4,123	163,645
Hotel Shilla Co., Ltd.	1,431	127,666
Hyundai Heavy Industries Co., Ltd.*	1,431	136,237

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
South Korea (continued)
Hyundai Heavy Industries Holdings Co., Ltd.*	331	$99,272
Hyundai Mobis Co., Ltd.	2,336	476,117
Hyundai Motor Co.	6,087	704,659
Hyundai Steel Co.	4,151	199,266
Industrial Bank of Korea	15,811	221,197
Kakao Corp.	1,644	165,333
Kangwon Land, Inc.	7,543	175,317
KB Financial Group, Inc.	15,129	724,904
Kia Motors Corp.	10,985	311,290
Korea Aerospace Industries Ltd.*	3,270	102,749
Korea Electric Power Corp.	10,031	298,603
Korea Zinc Co., Ltd.	561	206,868
KT&G Corp.	4,841	478,193
LG Chem Ltd.	1,808	606,088
LG Corp.	4,630	312,074
LG Display Co., Ltd.	9,443	179,380
LG Electronics, Inc.	4,252	284,316
LG Household & Health Care Ltd.	403	435,909
Lotte Chemical Corp.	674	216,603
NAVER Corp.	1,004	642,617
NCSoft Corp.	747	257,425
POSCO	2,532	748,068
Samsung Biologics Co., Ltd.‡*	613	204,397
Samsung C&T Corp.	2,722	300,511
Samsung Electro-Mechanics Co., Ltd.	1,986	272,517
Samsung Electronics Co., Ltd.	157,631	6,517,171
Samsung Fire & Marine Insurance Co., Ltd.	1,487	362,894
Samsung Life Insurance Co., Ltd.	3,149	271,085
Samsung SDI Co., Ltd.	1,955	400,210
Samsung SDS Co., Ltd.	1,280	239,718
Shinhan Financial Group Co., Ltd.	18,106	704,882
SillaJen, Inc.*	1,824	85,114
SK Holdings Co., Ltd.	1,323	311,635
SK Hynix, Inc.	17,879	1,379,303
SK Innovation Co., Ltd.	2,602	461,715
SK Telecom Co., Ltd.	1,750	391,879
S-Oil Corp.	2,338	245,577
Woori Bank	21,499	324,796

Total South Korea		23,238,104
Spain - 2.9%
Abertis Infraestructuras SA(c)(d)	5,353	114,994
ACS Actividades de Construccion y Servicios SA	10,939	480,225
Aena SME SA‡	2,374	431,655
Amadeus IT Group SA	14,648	1,251,140
Banco Bilbao Vizcaya Argentaria SA	222,338	1,635,282
Banco de Sabadell SA	211,050	352,753
Banco Santander SA	527,733	2,975,917
Bankia SA	52,342	206,449
Bankinter SA	33,934	328,038
CaixaBank SA	125,309	580,167
Enagas SA	10,561	295,577
Endesa SA	11,373	263,212
Ferrovial SA	19,563	404,690
Grifols SA	19,866	577,619
Iberdrola SA	188,548	1,467,061
Iberdrola SA*	5,940	46,218
Industria de Diseno Textil SA	34,668	1,137,801
Naturgy Energy Group SA	10,881	295,112
Red Electrica Corp. SA	16,423	348,573
Repsol SA	40,026	794,981
	Shares	Value
Common Stocks (continued)
Spain (continued)
Telefonica SA	146,828	$1,321,284

Total Spain		15,308,748
Sweden - 2.5%
Alfa Laval AB	13,357	367,424
Assa Abloy AB, B Shares	29,998	595,245
Atlas Copco AB, A Shares	20,256	580,485
Atlas Copco AB, B Shares	12,138	318,350
Boliden AB	9,642	287,508
Electrolux AB	8,907	209,229
Epiroc AB, A Shares*	20,650	247,427
Epiroc AB, B Shares*	12,344	130,906
Essity AB, B Shares	20,837	521,485
Hennes & Mauritz AB, B Shares(b)	27,732	431,767
Hexagon AB, B Shares	8,651	527,928
Industrivarden AB, A Shares	17,355	380,419
Investor AB, B Shares	15,149	661,025
Kinnevik AB, B Shares	10,129	350,101
Lundin Petroleum AB	8,908	294,110
Nordea Bank AB	98,627	1,049,741
Sandvik AB	36,583	669,703
Securitas AB, B Shares	12,640	227,724
Skandinaviska Enskilda Banken AB, A Shares	47,359	507,086
Skanska AB, B Shares	13,063	246,198
SKF AB, B Shares	14,944	307,501
Svenska Cellulosa AB SCA, B Shares	20,086	208,163
Svenska Handelsbanken AB, A Shares	46,343	573,054
Swedbank AB, A Shares	32,199	762,965
Swedish Match AB	7,586	415,106
Telefonaktiebolaget LM Ericsson, B Shares	98,424	771,571
Telia Co. AB	81,826	393,925
Trelleborg AB, B Shares	12,286	255,884
Volvo AB, B Shares	50,806	891,333

Total Sweden		13,183,363
Switzerland - 8.0%
ABB Ltd.	60,671	1,391,756
Adecco Group AG	5,474	337,176
Baloise Holding AG	1,938	302,837
Chocoladefabriken Lindt & Spruengli AG	48	331,151
Cie Financiere Richemont SA	17,689	1,554,488
Clariant AG*	10,677	255,493
Coca-Cola HBC AG*	8,144	292,070
Credit Suisse Group AG*	79,646	1,284,795
Dufry AG*(b)	1,411	186,851
EMS-Chemie Holding AG	369	236,682
Ferguson PLC	7,810	615,711
Geberit AG	1,435	640,242
Givaudan SA	347	814,223
Glencore PLC*	382,470	1,678,204
Julius Baer Group Ltd.*	7,854	431,891
Kuehne + Nagel International AG	1,474	235,766
LafargeHolcim Ltd.*	14,332	733,103
Logitech International SA	3,202	141,082
Lonza Group AG*	2,908	896,780
Nestle SA	100,438	8,187,219
Novartis AG	71,623	6,022,120
Partners Group Holding AG	764	580,717
PSP Swiss Property AG	2,219	209,124
Roche Holding AG	23,510	5,771,824
Schindler Holding AG – Participating Certificate	2,206	514,288
SGS SA	246	642,582
Sika AG	5,604	797,579

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Sonova Holding AG	2,157	$398,282
STMicroelectronics NV	20,991	456,949
Swatch Group AG (The)	1,150	516,803
Swiss Life Holding AG*	1,210	434,744
Swiss Prime Site AG*	3,203	293,932
Swiss Re AG	10,663	977,765
Swisscom AG	865	406,550
UBS Group AG*	113,996	1,878,631
Vifor Pharma AG	2,208	418,628
Zurich Insurance Group AG	4,733	1,456,712

Total Switzerland		42,324,750
United Arab Emirates - 0.1%
NMC Health PLC	4,920	244,987

United Kingdom - 13.9%
3i Group PLC	37,223	462,687
Admiral Group PLC	10,274	266,978
Ashtead Group PLC	18,511	568,437
Associated British Foods PLC	12,131	390,660
AstraZeneca PLC	42,450	3,265,856
Auto Trader Group PLC‡	25,190	140,532
Aviva PLC	134,324	880,998
BAE Systems PLC	103,887	890,141
Barclays PLC	565,391	1,438,508
Barratt Developments PLC	37,061	259,603
Berkeley Group Holdings PLC	4,789	234,506
BP PLC	639,010	4,805,526
British American Tobacco PLC	74,643	4,113,325
British Land Co. PLC (The)	35,613	308,415
BT Group PLC	281,238	861,414
Bunzl PLC	12,614	374,776
Burberry Group PLC	16,158	446,584
Capita PLC	65,077	138,291
Centrica PLC	186,218	363,354
CNH Industrial NV	33,616	394,701
Cobham PLC*	55,594	91,193
Compass Group PLC	51,435	1,106,169
Croda International PLC	5,870	395,779
DCC PLC	3,343	309,155
Diageo PLC	82,041	3,015,438
Direct Line Insurance Group PLC	57,276	258,378
DS Smith PLC	44,299	292,871
Experian PLC	32,960	810,230
Fiat Chrysler Automobiles NV*	35,810	611,649
G4S PLC	62,065	224,702
GlaxoSmithKline PLC	161,418	3,348,883
Hammerson PLC	36,804	251,913
Hargreaves Lansdown PLC	11,165	304,045
HSBC Holdings PLC	657,320	6,298,663
IMI PLC	13,227	215,494
Imperial Brands PLC	31,775	1,217,915
Informa PLC	57,792	598,434
InterContinental Hotels Group PLC	7,004	432,456
International Consolidated Airlines Group SA	34,345	319,870
Intertek Group PLC	6,984	538,682
ITV PLC	131,937	285,303
J Sainsbury PLC	64,767	277,813
Johnson Matthey PLC	7,337	361,874
Just Eat PLC*	21,652	225,228
Kingfisher PLC	81,519	317,269
Land Securities Group PLC	26,436	326,939
Legal & General Group PLC	198,585	684,318
Lloyds Banking Group PLC	2,380,302	1,947,730
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
London Stock Exchange Group PLC	10,223	$589,639
Marks & Spencer Group PLC	60,491	244,395
Meggitt PLC	34,997	261,764
Melrose Industries PLC	181,875	515,083
Micro Focus International PLC	16,414	269,138
Mondi PLC	15,690	431,591
National Grid PLC	109,923	1,172,710
Next PLC	5,029	391,586
Pearson PLC	29,072	352,598
Persimmon PLC	11,583	377,115
Prudential PLC	85,100	2,014,921
Quilter PLC‡*	62,696	127,228
Reckitt Benckiser Group PLC	21,183	1,888,670
RELX NV	30,547	664,614
RELX PLC	35,596	776,272
Rolls-Royce Holdings PLC*	55,648	723,393
Royal Bank of Scotland Group PLC*	151,146	506,371
Royal Mail PLC	37,410	230,101
RSA Insurance Group PLC	43,282	365,746
Sage Group PLC (The)	41,920	342,029
Schroders PLC	4,699	191,883
Severn Trent PLC	8,770	222,546
Sky PLC	34,009	679,654
Smith & Nephew PLC	31,649	548,213
Smiths Group PLC	17,147	363,030
SSE PLC	33,001	541,114
St James's Place PLC	21,046	332,804
Standard Chartered PLC	93,553	844,301
Standard Life Aberdeen PLC	96,318	394,576
Tate & Lyle PLC	24,544	200,901
Taylor Wimpey PLC	119,641	274,565
TechnipFMC PLC	17,396	563,201
Tesco PLC	337,488	1,152,348
Travis Perkins PLC	10,747	168,605
Unilever NV(b)	49,728	2,864,993
Unilever PLC	37,849	2,162,190
United Utilities Group PLC	25,062	236,438
Vodafone Group PLC	896,820	2,188,112
Weir Group PLC (The)	10,055	257,000
Whitbread PLC	6,288	322,920
Wm Morrison Supermarkets PLC(b)	90,978	311,837
WPP PLC	41,270	645,301

Total United Kingdom		73,385,181
United States - 0.5%
Carnival PLC	5,862	340,260
QIAGEN NV*	8,032	291,239
Samsonite International SA‡*	54,894	207,763
Shire PLC	29,931	1,708,290

Total United States		2,547,552

Total Common Stocks
(Cost $517,097,781)		524,209,392
Preferred Stocks - 0.6%
Germany - 0.5%
FUCHS PETROLUB SE, 1.85%	5,319	300,470
Henkel AG & Co. KGaA, 1.64%	6,400	803,123
Porsche Automobil Holding SE, 3.18%	5,992	405,934
Volkswagen AG, 2.75%	6,073	1,081,632

Total Germany		2,591,159
South Korea - 0.1%
Samsung Electronics Co., Ltd., 3.46%	22,720	776,865

Total Preferred Stocks
(Cost $3,328,302)		3,368,024

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 1.2%

Money Market Fund — 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(e)
(Cost $6,341,154)	6,341,154	$6,341,154

Total Investments — 101.0%
(Cost $526,767,237)		533,918,570
Other Assets and Liabilities, Net — (1.0)%		(5,327,678)
Net Assets — 100.0%		$528,590,892
_________________
		% of
Industry	Value	Net Assets
Financials	$103,500,684	19.6%
Industrials	77,026,489	14.6
Consumer Discretionary	63,004,450	11.9
Health Care	56,561,007	10.7
Consumer Staples	56,328,809	10.6
Materials	45,250,760	8.6
Information Technology	44,290,645	8.3
Energy	30,785,164	5.8
Telecommunication Services	17,782,572	3.4
Real Estate	16,696,027	3.2
Utilities	16,350,809	3.1
Money Market Fund	6,341,154	1.2
Total Investments	$533,918,570	101.0%
Other Assets and Liabilities, Net	(5,327,678)	(1.0)
Total Net Assets	$528,590,892	100.0%

*	Non-income producing securities.
‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4 (a) (2) of the Securities Act of 1933, as amended.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $6,177,275; total market value of collateral held by the Fund was $6,990,068. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $648,914.
(c)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At July 31, 2018, the value of this security was $114,994.
(d)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs. The valuation technique can be found at the end of the Schedules of Investments for the Fund.
(e)	Reflects the 1-day yield at July 31, 2018.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2018 (unaudited)

Forward Foreign Currency Contracts Outstanding as of July 31, 2018:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2018	Unrealized Appreciation
Australian Dollar	08/03/18	Morgan Stanley	23,563,708	$17,516,466	$17,517,542	$1,076
Swiss Franc	08/03/18	Morgan Stanley	20,286,899	20,488,642	20,497,234	8,592
Danish Krone	08/03/18	Morgan Stanley	24,504,798	3,848,468	3,849,537	1,069
Euro	08/03/18	Morgan Stanley	65,725,400	76,904,379	76,920,370	15,991
Euro	09/05/18	Morgan Stanley	69,683	81,760	81,762	2
British Pound	08/03/18	Morgan Stanley	33,726,398	44,240,245	44,246,564	6,319
Hong Kong Dollar	08/03/18	Morgan Stanley	69,253,109	8,825,034	8,825,916	882
Israeli Shekel	08/03/18	Morgan Stanley	4,616,320	1,256,946	1,257,260	314
Japanese Yen	08/03/18	Morgan Stanley	6,952,573,389	62,110,738	62,123,044	12,306
Norwegian Krone	08/03/18	Morgan Stanley	13,618,008	1,671,379	1,671,697	318
New Zealand Dollar	08/03/18	Morgan Stanley	846,647	576,368	576,395	27
Swedish Krona	08/03/18	Morgan Stanley	55,875,980	6,359,112	6,360,823	1,711
Singapore Dollar	08/03/18	Morgan Stanley	4,194,912	3,081,245	3,081,712	467
Unrealized Appreciation				$246,960,782	$247,009,856	$49,074

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2018	Unrealized Appreciation
British Pound	08/03/18	Morgan Stanley	(37,308,264)	$(49,323,391)	$(48,945,710)	$377,681
Hong Kong Dollar	08/03/18	Morgan Stanley	(76,374,303)	(9,739,980)	(9,733,471)	6,509
Israeli Shekel	08/03/18	Morgan Stanley	(5,092,135)	(1,390,776)	(1,386,848)	3,928
Japanese Yen	08/03/18	Morgan Stanley	(7,667,759,283)	(69,325,612)	(68,513,415)	812,197
South Korean Won	08/03/18	Morgan Stanley	(14,873,160,675)	(13,371,537)	(13,296,531)	75,006
South Korean Won	09/05/18	Morgan Stanley	(13,432,172,725)	(12,044,631)	(12,017,255)	27,376
Norwegian Krone	08/03/18	Morgan Stanley	(15,027,788)	(1,844,906)	(1,844,757)	149
Unrealized Appreciation				$(157,040,833)	$(155,737,987)	$1,302,846

Total Unrealized Appreciation						$1,351,920

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2018	Unrealized (Depreciation)
Australian Dollar	08/03/18	Morgan Stanley	2,422,870	$1,808,232	$1,801,190	$(7,042)
Swiss Franc	09/05/18	Morgan Stanley	24,265	24,588	24,587	(1)
Danish Krone	08/03/18	Morgan Stanley	2,357,255	371,546	370,309	(1,237)
Euro	08/03/18	Morgan Stanley	6,758,508	7,937,420	7,909,681	(27,739)
British Pound	08/03/18	Morgan Stanley	3,581,866	4,760,196	4,699,146	(61,050)
British Pound	09/05/18	Morgan Stanley	77,044	101,281	101,223	(58)
Hong Kong Dollar	08/03/18	Morgan Stanley	7,121,194	907,942	907,556	(386)
Israeli Shekel	08/03/18	Morgan Stanley	475,815	131,322	129,589	(1,733)
Japanese Yen	08/03/18	Morgan Stanley	715,185,894	6,440,331	6,390,371	(49,960)
South Korean Won	08/03/18	Morgan Stanley	14,873,160,675	13,332,158	13,296,531	(35,627)
Norwegian Krone	08/03/18	Morgan Stanley	1,409,780	175,552	173,059	(2,493)
New Zealand Dollar	08/03/18	Morgan Stanley	86,905	59,395	59,165	(230)
Swedish Krona	08/03/18	Morgan Stanley	5,751,539	658,273	654,745	(3,528)
Singapore Dollar	08/03/18	Morgan Stanley	431,553	318,593	317,032	(1,561)
Unrealized Depreciation				$37,026,829	$36,834,184	$(192,645)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2018	Unrealized (Depreciation)
Australian Dollar	08/03/18	Morgan Stanley	(25,986,577)	$(19,194,205)	$(19,318,732)	$(124,527)
Australian Dollar	09/05/18	Morgan Stanley	(23,934,977)	(17,792,922)	(17,796,239)	(3,317)
Swiss Franc	08/03/18	Morgan Stanley	(20,286,899)	(20,474,858)	(20,497,234)	(22,376)
Swiss Franc	09/05/18	Morgan Stanley	(19,579,384)	(19,827,636)	(19,839,500)	(11,864)
Danish Krone	08/03/18	Morgan Stanley	(26,862,053)	(4,218,552)	(4,219,846)	(1,294)
Danish Krone	09/05/18	Morgan Stanley	(25,969,694)	(4,088,051)	(4,090,732)	(2,681)
Euro	08/03/18	Morgan Stanley	(72,483,908)	(84,806,897)	(84,830,051)	(23,154)
Euro	09/05/18	Morgan Stanley	(67,941,644)	(79,677,986)	(79,718,808)	(40,822)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2018 (unaudited)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2018	Unrealized (Depreciation)
British Pound	09/05/18	Morgan Stanley	(34,278,241)	$(45,019,239)	$(45,035,832)	$(16,593)
Hong Kong Dollar	09/05/18	Morgan Stanley	(70,037,397)	(8,930,480)	(8,932,939)	(2,459)
Israeli Shekel	09/05/18	Morgan Stanley	(4,777,263)	(1,297,607)	(1,304,066)	(6,459)
Japanese Yen	09/05/18	Morgan Stanley	(7,062,587,540)	(63,219,464)	(63,252,202)	(32,738)
Norwegian Krone	09/05/18	Morgan Stanley	(13,728,941)	(1,687,137)	(1,687,688)	(551)
New Zealand Dollar	08/03/18	Morgan Stanley	(933,551)	(631,585)	(635,559)	(3,974)
New Zealand Dollar	09/05/18	Morgan Stanley	(850,952)	(579,209)	(579,301)	(92)
Swedish Krona	08/03/18	Morgan Stanley	(61,627,519)	(6,899,934)	(7,015,568)	(115,634)
Swedish Krona	09/05/18	Morgan Stanley	(57,927,459)	(6,607,648)	(6,611,781)	(4,133)
Singapore Dollar	08/03/18	Morgan Stanley	(4,626,465)	(3,394,290)	(3,398,744)	(4,454)
Singapore Dollar	09/05/18	Morgan Stanley	(4,264,092)	(3,133,382)	(3,134,403)	(1,021)
Unrealized Depreciation				$(391,481,082)	$(391,899,225)	$(418,143)

Total Unrealized Depreciation						$(610,788)

Net Unrealized Appreciation (Depreciation)						$741,132

Cash posted has been segregated as collateral for forward foreign currency contracts in the amount of $20,000 at July 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(f)
Common Stocks
Australia	$38,643,845	$–	$–		$38,643,845
Austria	1,383,129	–	–		1,383,129
Belgium	5,514,670	–	–		5,514,670
Chile	163,040	–	–		163,040
China	1,515,037	–	–		1,515,037
Denmark	8,146,874	–	–		8,146,874
Finland	5,354,415	–	–		5,354,415
France	51,233,336	–	–		51,233,336
Germany	44,534,847	–	–		44,534,847
Hong Kong	16,599,547	–	–		16,599,547
Ireland	3,090,084	–	–		3,090,084
Israel	2,601,641	–	–		2,601,641
Italy	11,086,883	–	–		11,086,883
Japan	126,160,390	–	–		126,160,390
Jersey	260,540	–	–		260,540
Kazakhstan	107,996	–	–		107,996
Luxembourg	1,650,904	–	–		1,650,904
Macau	663,283	–	–		663,283
Netherlands	22,636,507	–	–		22,636,507
New Zealand	1,158,657	–	–		1,158,657
Norway	3,370,182	–	–		3,370,182
Portugal	765,298	–	–		765,298
Russia	163,525	–	–		163,525
Singapore	6,264,735	–	–		6,264,735
South Africa	907,342	–	–		907,342
South Korea	16,720,933	6,517,171	–		23,238,104
Spain	15,193,754	–	114,994		15,308,748
Sweden	13,183,363	–	–		13,183,363
Switzerland	42,324,750	–	–		42,324,750
United Arab Emirates	244,987	–	–		244,987
United Kingdom	73,385,181	–	–		73,385,181
United States	2,547,552	–	–		2,547,552
Total Common Stocks	517,577,227	6,517,171	114,994	(g)	524,209,392
Preferred Stocks
Germany	2,591,159	–	–		2,591,159
South Korea	–	776,865	–		776,865
Total Preferred Stocks	2,591,159	776,865	–		3,368,024

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2018 (unaudited)

Investment of Cash Collateral for Securities Loaned:
Money Market Fund	6,341,154	–	–		6,341,154
Total Investments in Securities	526,509,540	7,294,036	114,994	(g)	533,918,570
Other Financial Instruments:(h)
Forward Foreign Currency Contracts	–	1,351,920	–		1,351,920
Total Investments in Securities and Other Financial Instruments	$526,509,540	$8,645,956	$ 114,994	(g)	$535,270,490
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Other Financial Instruments:(h)
Forward Foreign Currency Contracts	$–	$610,788	$–		$610,788
Total Other Financial Instruments	$–	$610,788	$–		$610,788

(f)	For a complete listing of investments and their countries, see the Schedules of Investments.
(g)	The Level 3 security, valued at $114,994, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund transferred common stock valued at $615,985 from Level 1 to Level 3 as a result of halted trade. For the period ended July 31, 2018, there were no transfers between level 1 and level 2

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2018(i)
Common Stock:
Rolls-Royce Holdings PLC, Class C	$5,687	$–	$(272)	$66	$–	$ (5,481)	$–	$–	$–	$66
Abertis Infraestructuras SA(j)	–	–	4,261	(19,086)	9,931	(496,097)	615,985	–	114,994	(19,086)
Right:
Fletcher Building Ltd.	–(k)	–	11,756	–	–	(11,756)	–	–	–	–
Total	$5,687	$–	$15,745	$(19,020)	$9,931	$(513,334)	$615,985	$–	$114,994	$(19,020)

Information about Level 3 fair value measurements as of July 31, 2018.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$ 114,994	Issuer Specific Facts	Company Information

(i)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(j)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(k)	Includes a level 3 security valued at $-.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks - 98.9%
Australia - 1.2%
BHP Billiton PLC	2,407	$55,399
Rio Tinto PLC	1,333	73,379

Total Australia		128,778
Austria - 0.4%
ams AG*	91	6,569
ANDRITZ AG	82	4,655
Erste Group Bank AG*	332	14,357
OMV AG	164	9,280
Raiffeisen Bank International AG	154	5,141
Telekom Austria AG*	163	1,419
Vienna Insurance Group AG Wiener Versicherung Gruppe	46	1,310
voestalpine AG	131	6,571

Total Austria		49,302
Belgium - 1.7%
Ackermans & van Haaren NV	26	4,746
Ageas	219	11,749
Anheuser-Busch InBev SA/NV	879	89,056
bpost SA	119	1,875
Colruyt SA	77	4,606
Groupe Bruxelles Lambert SA	83	8,826
KBC Group NV	319	24,545
Proximus SADP	166	4,065
Sofina SA	18	3,264
Solvay SA	80	10,975
Telenet Group Holding NV*	57	2,746
UCB SA	139	11,947
Umicore SA	238	13,924

Total Belgium		192,324
Chile - 0.1%
Antofagasta PLC	411	5,407

Denmark - 2.6%
AP Moller - Maersk A/S, Class A	5	6,734
AP Moller - Maersk A/S, Class B	8	11,511
Carlsberg A/S, Class B	122	14,719
Chr Hansen Holding A/S	113	11,710
Coloplast A/S, Class B	153	16,700
Danske Bank A/S	753	21,908
DSV A/S	209	17,541
Genmab A/S*	64	10,976
H Lundbeck A/S	70	5,071
ISS A/S	214	8,006
Jyske Bank A/S	79	4,475
Novo Nordisk A/S, Class B	1,967	98,284
Novozymes A/S, Class B	238	12,541
Orsted A/S‡	173	10,678
Pandora A/S	120	8,537
Rockwool International A/S, Class B	7	2,806
Tryg A/S	144	3,526
Vestas Wind Systems A/S	223	14,398
William Demant Holding A/S*	126	6,028

Total Denmark		286,149
Finland - 1.7%
Elisa OYJ	166	7,219
Fortum OYJ	499	12,541
Huhtamaki OYJ	110	3,958
Kesko OYJ, Class B	80	4,499
Kone OYJ, Class B	453	24,800
Metso OYJ	125	4,578
Neste OYJ	150	12,394
Nokia OYJ	6,473	35,188

	Shares	Value
Common Stocks (continued)
Finland (continued)
Nokian Renkaat OYJ	155	$6,727
Orion OYJ, Class B	120	4,136
Sampo OYJ, Class A	568	28,883
Stora Enso OYJ, Class R	648	10,717
UPM-Kymmene OYJ	617	21,918
Wartsila OYJ Abp	527	11,401

Total Finland		188,959
France - 16.4%
Accor SA	234	12,069
Aeroports de Paris	33	7,390
Air France-KLM*	254	2,321
Air Liquide SA	486	62,267
Airbus SE	636	78,880
ALD SA‡	96	1,716
Alstom SA	178	7,993
Amundi SA‡	67	4,628
Arkema SA	83	10,416
Atos SE	106	14,244
AXA SA	2,225	56,233
BioMerieux	49	4,082
BNP Paribas SA	1,252	81,551
Bollore SA	1,132	5,274
Bouygues SA	236	10,385
Bureau Veritas SA	294	7,578
Capgemini SE	181	23,253
Carrefour SA	634	11,394
Casino Guichard Perrachon SA	67	2,731
Cie de Saint-Gobain	571	25,438
Cie Generale des Etablissements Michelin	204	26,280
Cie Plastic Omnium SA	66	2,770
CNP Assurances	189	4,423
Covivio	41	4,277
Credit Agricole SA	1,318	18,529
Danone SA	677	53,239
Dassault Aviation SA	3	5,546
Dassault Systemes SE	151	22,579
Edenred	271	10,676
Eiffage SA	86	9,632
Electricite de France SA	559	8,372
Elior Group SA‡	119	1,949
Elis SA	225	5,176
Engie SA	1,897	30,664
Essilor International SA	237	34,996
Eurazeo SA	54	4,180
Eutelsat Communications SA	196	4,201
Faurecia	87	5,918
Gecina SA	60	10,243
Getlink	523	6,912
Hermes International	36	22,813
ICADE	36	3,488
Iliad SA	28	4,439
Imerys SA	43	3,341
Ingenico Group SA	72	5,978
Ipsen SA	40	6,653
JCDecaux SA	86	2,811
Kering	86	45,885
Klepierre SA	231	8,722
Lagardere SCA	137	4,006
Legrand SA	308	22,646
L'Oreal SA	279	68,390
LVMH Moet Hennessy Louis Vuitton SE	287	100,355
Natixis SA	967	6,958
Orange SA	2,220	37,963

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Orpea	52	$7,158
Pernod Ricard SA	245	39,545
Peugeot SA	629	18,112
Publicis Groupe SA	238	15,221
Remy Cointreau SA	29	3,963
Renault SA	213	18,764
Rexel SA	359	5,622
Rubis SCA	91	5,372
Safran SA	371	46,035
Sanofi	1,255	109,206
Sartorius Stedim Biotech	29	3,454
Schneider Electric SE	592	47,683
SCOR SE	181	7,042
SEB SA	31	5,898
Societe BIC SA	31	2,965
Societe Generale SA	849	37,857
Sodexo SA	102	11,300
Suez	424	6,005
Teleperformance	66	12,109
Thales SA	116	15,262
TOTAL SA	2,909	190,129
Ubisoft Entertainment SA*	94	10,387
Unibail-Rodamco-Westfield	156	34,653
Valeo SA	275	13,514
Veolia Environnement SA	581	13,280
Vinci SA	538	54,136
Vivendi SA	1,110	28,832
Wendel SA	33	4,815
Worldline SA‡*	47	2,805

Total France		1,815,977
Germany - 14.3%
1&1 Drillisch AG	55	3,272
adidas AG	232	51,345
Allianz SE	507	112,201
Axel Springer SE	53	3,963
BASF SE	1,060	101,899
Bayer AG	1,081	120,487
Bayerische Motoren Werke AG	372	35,992
Beiersdorf AG	115	13,402
Brenntag AG	179	10,740
Carl Zeiss Meditec AG	43	3,343
CECONOMY AG	193	1,586
Commerzbank AG*	1,204	13,011
Continental AG	125	28,812
Covestro AG‡	217	20,845
Daimler AG	996	68,932
Delivery Hero SE‡*	127	7,219
Deutsche Bank AG	2,208	28,904
Deutsche Boerse AG	216	28,483
Deutsche Lufthansa AG	273	7,666
Deutsche Post AG	1,124	39,704
Deutsche Telekom AG*	3,738	61,887
Deutsche Wohnen SE	411	20,034
E.ON SE	2,511	28,334
Evonik Industries AG	173	6,407
Fielmann AG	29	2,038
Fraport AG Frankfurt Airport Services Worldwide	42	4,196
Fresenius Medical Care AG & Co. KGaA	246	24,045
Fresenius SE & Co. KGaA	469	36,229
FUCHS PETROLUB SE	40	2,106
GEA Group AG	192	7,503
Hannover Rueck SE	69	9,204

	Shares	Value
Common Stocks (continued)
Germany (continued)
Hapag-Lloyd AG‡(a)	31	$1,258
HeidelbergCement AG	172	14,615
Hella GmbH & Co. KGaA	53	3,122
Henkel AG & Co. KGaA	117	12,553
HOCHTIEF AG	21	3,777
HUGO BOSS AG	74	6,674
Infineon Technologies AG	1,310	34,732
Innogy SE‡	148	6,580
K+S AG	222	5,868
KION Group AG	81	5,567
LANXESS AG	106	8,719
LEG Immobilien AG	73	8,220
Linde AG	215	53,104
MAN SE	42	4,715
Merck KGaA	150	15,424
METRO AG	200	2,471
MTU Aero Engines AG	60	12,707
Muenchener Rueckversicherungs-Gesellschaft AG	169	37,521
OSRAM Licht AG	114	5,093
ProSiebenSat.1 Media SE	265	7,175
Puma SE	9	4,518
Rational AG	4	2,743
Rheinmetall AG	51	6,164
RWE AG	618	16,226
SAP SE	1,121	130,966
Siemens AG	888	125,470
Siemens Healthineers AG‡*	151	6,730
STADA Arzneimittel AG	27	2,578
Suedzucker AG(a)	92	1,342
Symrise AG	140	12,659
Talanx AG	45	1,722
Telefonica Deutschland Holding AG	794	3,481
thyssenkrupp AG	539	14,392
TUI AG	504	10,783
Uniper SE	226	7,058
United Internet AG	134	7,212
Volkswagen AG	37	6,411
Vonovia SE	592	28,683
Wacker Chemie AG	18	2,623
Wirecard AG	132	24,673
Zalando SE‡*	157	9,012

Total Germany		1,579,130
Ireland - 0.9%
AIB Group PLC	928	5,321
Bank of Ireland Group PLC	1,062	9,127
CRH PLC	975	33,419
Glanbia PLC	234	3,844
Kerry Group PLC, Class A	169	17,935
Kingspan Group PLC	173	8,040
Paddy Power Betfair PLC	96	10,439
Smurfit Kappa Group PLC	275	11,291

Total Ireland		99,416
Italy - 3.6%
A2A SpA	1,836	3,376
Assicurazioni Generali SpA	1,500	26,677
Atlantia SpA	616	18,285
Banca Mediolanum SpA	297	2,135
Banco BPM SpA*	1,803	5,738
Buzzi Unicem SpA	85	1,875
Buzzi Unicem SpA-RSP	48	598
Davide Campari-Milano SpA	656	5,534
Enel SpA	9,002	50,241

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Italy (continued)
Eni SpA	2,897	$55,807
Ferrari NV	145	19,307
FinecoBank Banca Fineco SpA	466	5,480
Intesa Sanpaolo SpA	15,685	48,340
Intesa Sanpaolo SpA-RSP	1,110	3,544
Italgas SpA	582	3,351
Leonardo SpA	460	5,517
Luxottica Group SpA	180	12,194
Mediaset SpA*	357	1,213
Mediobanca SpA	689	7,162
Moncler SpA	184	8,121
Parmalat SpA	226	783
Pirelli & C SpA‡*	439	3,838
Poste Italiane SpA‡	549	5,117
Prysmian SpA	252	6,472
Recordati SpA	110	4,116
Saipem SpA*	678	3,547
Salvatore Ferragamo SpA	51	1,181
Snam SpA	2,609	11,218
Telecom Italia SpA*	12,455	9,609
Telecom Italia SpA-RSP	7,173	4,784
Terna Rete Elettrica Nazionale SpA	1,633	9,152
UniCredit SpA	2,584	45,847
Unione di Banche Italiane SpA	1,167	4,836
UnipolSai Assicurazioni SpA(a)	906	2,066

Total Italy		397,061
Jersey - 0.1%
Randgold Resources Ltd.	108	8,033

Jordan - 0.0%(b)
Hikma Pharmaceuticals PLC	166	3,573

Kazakhstan - 0.0%(b)
KAZ Minerals PLC*	277	3,075

Luxembourg - 0.5%
ArcelorMittal	699	22,504
Eurofins Scientific SE	12	6,551
RTL Group SA	46	3,431
SES SA	406	8,121
Tenaris SA	541	9,894

Total Luxembourg		50,501
Mexico - 0.0%(b)
Fresnillo PLC	219	2,985

Netherlands - 7.2%
Aalberts Industries NV	114	5,175
ABN AMRO Group NV‡	479	13,283
Aegon NV	2,029	13,394
Akzo Nobel NV	293	27,117
ALTICE EUROPE NV*	610	2,036
ALTICE EUROPE NV, Class B*	67	222
ASML Holding NV	470	100,911
ASR Nederland NV	161	7,215
Boskalis Westminster NV	96	2,947
EXOR NV	124	8,165
Gemalto NV*	98	5,720
GrandVision NV‡	58	1,334
Heineken Holding NV	122	11,798
Heineken NV(a)	273	27,643
ING Groep NV	4,508	69,108
Koninklijke Ahold Delhaize NV	1,415	36,018
Koninklijke DSM NV	203	21,648
Koninklijke KPN NV(a)	3,828	11,085
Koninklijke Philips NV	1,073	47,130
Koninklijke Vopak NV	79	3,723

	Shares	Value
Common Stocks (continued)
Netherlands (continued)
NN Group NV	380	$16,816
OCI NV*	114	3,449
Randstad NV	127	8,063
Royal Dutch Shell PLC, Class A	5,326	182,694
Royal Dutch Shell PLC, Class B(c)	4,340	152,088
Signify NV‡	131	3,636
Wolters Kluwer NV	326	19,667

Total Netherlands		802,085
Norway - 1.1%
Aker BP ASA	129	4,617
DNB ASA	1,246	25,166
Equinor ASA	1,140	30,308
Gjensidige Forsikring ASA	197	3,165
Marine Harvest ASA	467	10,223
Norsk Hydro ASA	1,544	8,812
Orkla ASA	900	7,622
Schibsted ASA, Class A	95	3,288
Schibsted ASA, Class B	116	3,773
Telenor ASA	787	15,407
Yara International ASA	202	8,923

Total Norway		121,304
Portugal - 0.2%
EDP - Energias de Portugal SA	2,623	10,708
Galp Energia SGPS SA	596	12,266
Jeronimo Martins SGPS SA	290	4,320

Total Portugal		27,294
Russia - 0.1%
Evraz PLC	576	4,209
Polymetal International PLC	266	2,318

Total Russia		6,527
South Africa - 0.3%
Anglo American PLC(a)	1,143	25,981
Investec PLC	756	5,472
Mediclinic International PLC	465	3,123

Total South Africa		34,576
Spain - 4.8%
Acciona SA	25	2,150
Acerinox SA	168	2,432
ACS Actividades de Construccion y Servicios SA	289	12,687
Aena SME SA‡	74	13,455
Amadeus IT Group SA	478	40,828
Banco Bilbao Vizcaya Argentaria SA	7,706	56,677
Banco de Sabadell SA	6,500	10,864
Banco Santander SA	18,463	104,114
Bankia SA	1,398	5,514
Bankinter SA	793	7,666
CaixaBank SA	4,156	19,242
Cellnex Telecom SA‡	182	4,836
Corp. Financiera Alba SA	24	1,383
Distribuidora Internacional de Alimentacion SA	541	1,211
EDP Renovaveis SA	181	1,870
Enagas SA	262	7,333
Endesa SA	367	8,494
Ferrovial SA	561	11,605
Grifols SA	383	11,136
Grupo Catalana Occidente SA	53	2,267
Iberdrola SA	6,949	54,069
Iberdrola SA*	198	1,541
Industria de Diseno Textil SA	1,216	39,909

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Spain (continued)
Mapfre SA	1,173	$3,691
Mediaset Espana Comunicacion SA	210	1,655
Merlin Properties Socimi SA	386	5,713
Naturgy Energy Group SA	358	9,710
Red Electrica Corp. SA	499	10,591
Repsol SA	1,361	27,032
Siemens Gamesa Renewable Energy SA*	266	3,761
Telefonica SA	5,254	47,280
Zardoya Otis SA	211	2,019

Total Spain		532,735
Sweden - 4.2%
Alfa Laval AB	363	9,985
Assa Abloy AB, B Shares	1,062	21,073
Atlas Copco AB, A Shares	727	20,834
Atlas Copco AB, B Shares	437	11,461
Boliden AB	317	9,452
Electrolux AB	263	6,178
Epiroc AB, A Shares*	728	8,723
Epiroc AB, B Shares*	449	4,762
Essity AB, B Shares	703	17,594
Fastighets AB Balder, B Shares*	115	3,348
Hennes & Mauritz AB, B Shares	1,014	15,787
Hexagon AB, B Shares	289	17,636
Husqvarna AB, B Shares	442	3,500
ICA Gruppen AB	93	3,088
Industrivarden AB, A Shares	247	5,414
Industrivarden AB, C Shares	199	4,199
Investment AB Latour, B Shares	143	1,593
Investor AB, B Shares	525	22,908
Kinnevik AB, B Shares	268	9,263
L E Lundbergforetagen AB, B Shares	88	2,878
Lundin Petroleum AB	201	6,636
Nordea Bank AB	3,677	39,136
Saab AB, B Shares	88	4,061
Sandvik AB	1,246	22,810
Securitas AB, B Shares	358	6,450
Skandinaviska Enskilda Banken AB, A Shares	1,662	17,796
Skandinaviska Enskilda Banken AB, C Shares	24	265
Skanska AB, B Shares	411	7,746
SKF AB, B Shares	440	9,054
Svenska Cellulosa AB SCA, B Shares	687	7,120
Svenska Handelsbanken AB, A Shares	1,687	20,861
Svenska Handelsbanken AB, B Shares	42	530
Swedbank AB, A Shares	1,158	27,439
Swedish Match AB	203	11,108
Tele2 AB, B Shares	413	5,549
Telefonaktiebolaget LM Ericsson, A Shares	43	340
Telefonaktiebolaget LM Ericsson, B Shares	3,436	26,936
Telia Co. AB	3,146	15,145
Trelleborg AB, B Shares	281	5,853
Volvo AB, B Shares	1,730	30,351

Total Sweden		464,862
Switzerland - 13.4%
ABB Ltd.	2,063	47,324
Adecco Group AG	183	11,272
Aryzta AG*	101	1,429
Baloise Holding AG	55	8,594
Banque Cantonale Vaudoise	3	2,246
Barry Callebaut AG	2	3,414
Chocoladefabriken Lindt & Spruengli AG	1	6,899
Cie Financiere Richemont SA	590	51,849

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Clariant AG*	232	$5,552
Coca-Cola HBC AG*	232	8,320
Credit Suisse Group AG*	2,941	47,442
DKSH Holding AG	31	2,269
Dufry AG*	36	4,767
EMS-Chemie Holding AG	8	5,131
Ferguson PLC	272	21,443
Flughafen Zurich AG	22	4,613
Geberit AG	42	18,739
Georg Fischer AG	5	6,455
Givaudan SA	11	25,811
Glencore PLC*	13,519	59,319
Helvetia Holding AG	8	4,735
Julius Baer Group Ltd.*	251	13,803
Kuehne + Nagel International AG	58	9,277
LafargeHolcim Ltd.*	548	28,031
Logitech International SA	167	7,358
Lonza Group AG*	86	26,521
Nestle SA	3,541	288,645
Novartis AG	2,520	211,884
OC Oerlikon Corp. AG*	230	3,580
Pargesa Holding SA	45	3,768
Partners Group Holding AG	19	14,442
PSP Swiss Property AG	45	4,241
Roche Holding AG	31	7,691
Roche Holding AG	804	197,386
Schindler Holding AG – Participating Certificate	47	10,957
Schindler Holding AG - Registered	22	4,982
SGS SA	6	15,673
Sika AG	146	20,779
Sonova Holding AG	59	10,894
STMicroelectronics NV	724	15,761
Straumann Holding AG	12	9,333
Sulzer AG	15	1,841
Swatch Group AG (The) - Bearer	34	15,279
Swatch Group AG (The) - Registered	52	4,289
Swiss Life Holding AG*	39	14,012
Swiss Prime Site AG*	82	7,525
Swiss Re AG	364	33,378
Swisscom AG	29	13,630
Temenos AG*	68	10,956
UBS Group AG*	4,073	67,122
Vifor Pharma AG	51	9,669
Zurich Insurance Group AG	174	53,553

Total Switzerland		1,483,883
United Arab Emirates - 0.0%(b)
NMC Health PLC	97	4,830

United Kingdom - 23.4%
3i Group PLC	1,102	13,698
Admiral Group PLC	239	6,211
Ashmore Group PLC(a)	456	2,181
Ashtead Group PLC	566	17,381
Associated British Foods PLC	402	12,946
AstraZeneca PLC(c)	1,467	112,862
Auto Trader Group PLC‡	1,073	5,986
Aviva PLC	4,642	30,446
B&M European Value Retail SA	1,012	5,479
Babcock International Group PLC	301	2,821
BAE Systems PLC	3,695	31,660
Barclays PLC	19,744	50,234
Barratt Developments PLC	1,165	8,160
Bellway PLC	142	5,433

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Berkeley Group Holdings PLC	144	$7,051
BP PLC(c)	22,614	170,063
British American Tobacco PLC	2,642	145,592
British Land Co. PLC (The)	1,135	9,829
BT Group PLC	9,657	29,579
Bunzl PLC	389	11,558
Burberry Group PLC	480	13,266
Capita PLC	1,966	4,178
Capital & Counties Properties PLC	869	3,139
Centrica PLC	6,491	12,665
CNH Industrial NV	1,142	13,409
Cobham PLC*	2,844	4,665
Compass Group PLC	1,831	39,378
ConvaTec Group PLC‡	1,731	4,973
Croda International PLC	147	9,911
CYBG PLC	1,050	4,760
DCC PLC	103	9,525
Derwent London PLC	119	4,875
Diageo PLC	2,796	102,768
Direct Line Insurance Group PLC	1,593	7,186
Dixons Carphone PLC	1,185	2,750
DS Smith PLC	1,180	7,801
easyJet PLC	260	5,522
Experian PLC	1,059	26,033
Fiat Chrysler Automobiles NV*	1,275	21,777
G4S PLC	1,791	6,484
GlaxoSmithKline PLC(c)	5,642	117,053
Halma PLC	438	8,084
Hammerson PLC	919	6,290
Hargreaves Lansdown PLC	304	8,278
Hiscox Ltd.	321	6,729
Howden Joinery Group PLC	704	4,406
HSBC Holdings PLC	23,267	222,952
IMI PLC	319	5,197
Imperial Brands PLC	1,099	42,124
Inchcape PLC	478	4,424
Informa PLC	1,442	14,932
Inmarsat PLC	544	4,065
InterContinental Hotels Group PLC	221	13,645
International Consolidated Airlines Group SA	1,187	11,055
Intertek Group PLC	187	14,423
Intu Properties PLC	1,053	2,412
ITV PLC	4,312	9,324
J Sainsbury PLC	1,871	8,025
John Wood Group PLC	763	6,504
Johnson Matthey PLC	220	10,851
Just Eat PLC*	665	6,917
Kingfisher PLC	2,489	9,687
Land Securities Group PLC	825	10,203
Legal & General Group PLC	6,851	23,608
Lloyds Banking Group PLC	83,131	68,024
London Stock Exchange Group PLC	361	20,822
Marks & Spencer Group PLC	1,881	7,600
Meggitt PLC	896	6,702
Melrose Industries PLC(c)	5,056	14,319
Merlin Entertainments PLC‡	834	4,308
Micro Focus International PLC	496	8,133
Mondi PLC	424	11,663
National Grid PLC	3,883	41,426
Next PLC	157	12,225
Pearson PLC	902	10,940
Pennon Group PLC	494	4,869
Persimmon PLC	359	11,688

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Prudential PLC	3,000	$71,031
Quilter PLC‡*	1,883	3,821
Reckitt Benckiser Group PLC(c)	725	64,641
RELX NV	1,010	21,975
RELX PLC(c)	1,204	26,257
Rentokil Initial PLC	2,135	9,502
Rightmove PLC	104	6,645
Rolls-Royce Holdings PLC*	1,921	24,972
Royal Bank of Scotland Group PLC*	5,230	17,522
Royal Mail PLC	1,060	6,520
RPC Group PLC	476	5,088
RSA Insurance Group PLC	1,186	10,022
Sage Group PLC (The)	1,255	10,240
Schroders PLC	129	5,268
Segro PLC	1,166	10,171
Severn Trent PLC	274	6,953
Sky PLC	1,196	23,901
Smith & Nephew PLC	1,013	17,547
Smiths Group PLC	458	9,697
Spirax-Sarco Engineering PLC	85	7,744
SSE PLC	1,176	19,283
St James's Place PLC	604	9,551
Standard Chartered PLC	3,131	28,257
Standard Life Aberdeen PLC	3,139	12,859
Tate & Lyle PLC	552	4,518
Taylor Wimpey PLC	3,764	8,638
TechnipFMC PLC	531	17,191
Tesco PLC	11,188	38,201
Travis Perkins PLC	299	4,691
Unilever NV(a)	1,752	100,938
Unilever PLC	1,328	75,864
United Utilities Group PLC	790	7,453
Vodafone Group PLC(c)	30,906	75,406
Weir Group PLC (The)	278	7,106
Whitbread PLC	212	10,887
William Hill PLC	1,017	3,969
Wm Morrison Supermarkets PLC(a)	2,515	8,620
WPP PLC	1,419	22,188

Total United Kingdom		2,593,279
United States - 0.7%
Carnival PLC	201	11,667
QIAGEN NV*	254	9,210
Shire PLC	1,038	59,243

Total United States		80,120

Total Common Stocks
(Cost $11,704,809)		10,962,165
Preferred Stocks - 0.9%
Germany - 0.8%
Bayerische Motoren Werke AG, 4.36%	64	5,302
FUCHS PETROLUB SE, 1.85%	80	4,519
Henkel AG & Co. KGaA, 1.64%	202	25,349
Porsche Automobil Holding SE, 3.18%	177	11,991
RWE AG, 9.18%	39	826
Sartorius AG, 0.40%	40	6,505
Volkswagen AG, 2.75%	212	37,758

Total Germany		92,250
Spain - 0.1%
Grifols SA, 1.73%, Class B	305	6,431

Total Preferred Stocks
(Cost $106,965)		98,681
See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 1.7%
Money Market Fund — 1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(d)
(Cost $183,165)	183,165	$183,165

Total Investments — 101.5%
(Cost $11,994,939)		11,244,011
Other Assets and Liabilities, Net — (1.5)%		(164,396)
Net Assets — 100.0%		$11,079,615

1

		% of
Industry	Value	Net Assets
Financials	$2,171,824	19.6%
Industrials	1,489,296	13.4
Consumer Staples	1,418,924	12.8
Health Care	1,415,191	12.8
Consumer Discretionary	1,159,152	10.5
Materials	945,453	8.6
Energy	912,725	8.2
Information Technology	598,255	5.4
Utilities	403,838	3.6
Telecommunication Services	360,122	3.2
Real Estate	186,066	1.7
Money Market Fund	183,165	1.7
Total Investments	$11,244,011	101.5%
Other Assets and Liabilities, Net	(164,396)	(1.5)
Total Net Assets	$11,079,615	100.0%

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4 (a) (2) of the Securities Act of 1933, as amended.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $171,787; total market value of collateral held by the Fund was $183,165.
(b)	Less than 0.05%.
(c)	All or a portion of these securities have been segregated as collateral for Forward foreign currency contracts. The total value of securities segregated amounted to $644,836.
(d)	Reflects the 1-day yield at July 31, 2018.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2018 (unaudited)

Forward Foreign Currency Contracts Outstanding as of July 31, 2018:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2018	Unrealized Appreciation
Swiss Franc	08/03/18	Morgan Stanley	646,966	$ 653,468	$ 653,674	$ 206
Danish Krone	08/03/18	Morgan Stanley	862,751	135,495	135,532	37
Euro	08/03/18	Morgan Stanley	2,329,721	2,725,974	2,726,541	567
British Pound	08/03/18	Morgan Stanley	1,195,952	1,568,777	1,569,002	225
Norwegian Krone	08/03/18	Morgan Stanley	491,556	60,330	60,342	12
Swedish Krona	08/03/18	Morgan Stanley	1,975,904	224,873	224,933	60
Unrealized Appreciation				$ 5,368,917	$ 5,370,024	$ 1,107

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2018	Unrealized Appreciation
British Pound	08/03/18	Morgan Stanley	(1,202,321)	$ (1,589,528)	$ (1,577,357)	$ 12,171
Norwegian Krone	08/03/18	Morgan Stanley	(491,556)	(60,347)	(60,342)	5
Unrealized Appreciation				$ (1,649,875)	$ (1,637,699)	$ 12,176

Total Unrealized Appreciation						$ 13,283

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2018	Unrealized (Depreciation)
Swiss Franc	08/03/18	Morgan Stanley	437	$ 442	$ 441	$ (1)
Danish Krone	08/03/18	Morgan Stanley	6,102	965	959	(6)
Danish Krone	09/05/18	Morgan Stanley	1,419	224	223	(1)
Euro	08/03/18	Morgan Stanley	5,816	6,853	6,807	(46)
British Pound	08/03/18	Morgan Stanley	6,369	8,443	8,356	(87)
British Pound	09/05/18	Morgan Stanley	2,844	3,738	3,736	(2)
Swedish Krona	08/03/18	Morgan Stanley	3,749	431	427	(4)
Unrealized Depreciation				$ 21,096	$ 20,949	$ (147)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2018	Unrealized (Depreciation)
Swiss Franc	08/03/18	Morgan Stanley	(647,403)	$ (653,401)	$ (654,115)	$ (714)
Swiss Franc	09/05/18	Morgan Stanley	(686,685)	(695,392)	(695,808)	(416)
Danish Krone	08/03/18	Morgan Stanley	(868,853)	(136,449)	(136,491)	(42)
Danish Krone	09/05/18	Morgan Stanley	(912,411)	(143,628)	(143,723)	(95)
Euro	08/03/18	Morgan Stanley	(2,335,537)	(2,732,602)	(2,733,348)	(746)
Euro	09/05/18	Morgan Stanley	(2,406,445)	(2,822,138)	(2,823,584)	(1,446)
British Pound	09/05/18	Morgan Stanley	(1,213,623)	(1,593,909)	(1,594,496)	(587)
Norwegian Krone	09/05/18	Morgan Stanley	(494,149)	(60,726)	(60,745)	(19)
Swedish Krona	08/03/18	Morgan Stanley	(1,979,653)	(221,645)	(225,360)	(3,715)
Swedish Krona	09/05/18	Morgan Stanley	(2,042,522)	(232,986)	(233,131)	(145)
Unrealized Depreciation				$ (9,292,876)	$ (9,300,801)	$ (7,925)

Total Unrealized Depreciation						$ (8,072)

Net Unrealized Appreciation (Depreciation)						$ 5,211

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Common Stocks	$10,962,165	$–	$–	$10,962,165
Preferred Stocks	98,681	–	–	98,681
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	183,165	–	–	183,165
Total Investments in Securities	11,244,011	–	–	11,244,011
Other Financial Instruments:(f)
Forward Foreign Currency Contracts	–	13,283	–	13,283
Total Investments in Securities and Other Financial Instruments	$11,244,011	$13,283	$–	$11,257,294
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Forward Foreign Currency Contracts	$–	$8,072	$–	$8,072
Total Other Financial Instruments	$–	$8,072	$–	$8,072

(e)	For a complete listing of investments and their countries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2018
Common Stock:
Rolls-Royce Holdings PLC, Class C	$2,740	$–	$(131)	$32	$–	$(2,641)	$–	$–	$–	$–
Total	$2,740	$–	$(131)	$32	$–	$(2,641)	$–	$–	$–	$–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks — 99.5%
Consumer Discretionary — 19.5%
ABC-Mart, Inc.	222	$11,998
Aisin Seiki Co., Ltd.	1,507	69,871
Aoyama Trading Co., Ltd.	391	12,906
Asics Corp.	1,541	24,958
ASKUL Corp.(a)	174	5,176
Autobacs Seven Co., Ltd.	522	8,944
Bandai Namco Holdings, Inc.	1,700	67,809
Benesse Holdings, Inc.	613	22,261
Bic Camera, Inc.	1,355	20,384
Bridgestone Corp.	5,359	210,358
Canon Marketing Japan, Inc.	387	8,090
Casio Computer Co., Ltd.	1,888	30,781
CyberAgent, Inc.	834	43,734
Daiichikosho Co., Ltd.	359	16,997
Denso Corp.	3,981	195,743
Dentsu, Inc.	1,912	80,108
Don Quijote Holdings Co., Ltd.	1,022	47,658
Exedy Corp.	251	8,039
Fast Retailing Co., Ltd.	446	194,233
Fuji Media Holdings, Inc.	395	6,482
Fujitsu General Ltd.	475	7,282
H2O Retailing Corp.	730	11,641
Hakuhodo DY Holdings, Inc.	2,064	31,603
Haseko Corp.	2,414	31,895
Heiwa Corp.	447	9,995
Hikari Tsushin, Inc.	195	32,663
HIS Co., Ltd.	273	8,231
Honda Motor Co., Ltd.	15,352	460,121
Iida Group Holdings Co., Ltd.	1,234	24,131
Isetan Mitsukoshi Holdings Ltd.	3,108	37,399
Isuzu Motors Ltd.	4,746	63,957
Izumi Co., Ltd.	344	20,712
J Front Retailing Co., Ltd.	2,149	31,388
Koito Manufacturing Co., Ltd.	997	63,860
Komeri Co., Ltd.	238	5,658
K's Holdings Corp.	1,537	17,259
Marui Group Co., Ltd.	1,813	35,891
Mazda Motor Corp.	4,975	61,776
Mitsubishi Motors Corp.	5,464	41,490
NGK Spark Plug Co., Ltd.	1,741	49,925
NHK Spring Co., Ltd.	1,379	13,736
Nifco, Inc.	729	21,947
Nikon Corp.	3,031	50,959
Nippon Television Holdings, Inc.	434	6,975
Nissan Motor Co., Ltd.	16,784	158,259
Nissan Shatai Co., Ltd.	530	4,967
Nitori Holdings Co., Ltd.	644	97,026
NOK Corp.	983	19,653
Oriental Land Co., Ltd.	1,637	177,388
PALTAC Corp.	270	14,231
Panasonic Corp.	18,591	238,823
Rakuten, Inc.	6,861	48,230
Resorttrust, Inc.	559	10,217
Rinnai Corp.	319	27,528
Ryohin Keikaku Co., Ltd.	204	65,333
Sankyo Co., Ltd.	437	17,177
Sanrio Co., Ltd.	502	9,440
Sega Sammy Holdings, Inc.	1,723	27,398
Sekisui Chemical Co., Ltd.	3,132	55,903
Sekisui House Ltd.	5,043	85,664
Sharp Corp.(a)	1,259	29,074
Shimachu Co., Ltd.	373	11,829
Shimamura Co., Ltd.	191	17,848
Shimano, Inc.	680	97,499

	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Shochiku Co., Ltd.	85	$10,266
SKY Perfect JSAT Holdings, Inc.	1,042	4,961
Skylark Holdings Co., Ltd.	1,659	24,068
Sony Corp.	11,039	574,730
Stanley Electric Co., Ltd.	1,283	44,872
Start Today Co., Ltd.	1,552	62,183
Subaru Corp.	5,331	154,968
Sumitomo Electric Industries Ltd.	6,546	100,231
Sumitomo Forestry Co., Ltd.	1,171	19,049
Sumitomo Rubber Industries Ltd.	1,580	26,056
Suzuki Motor Corp.	3,575	209,218
Takashimaya Co., Ltd.	2,573	21,468
Toho Co., Ltd.	997	29,659
Tokai Rika Co., Ltd.	421	8,695
Tokyo Broadcasting System Holdings, Inc.	298	6,166
Toyo Tire & Rubber Co., Ltd.	858	13,482
Toyoda Gosei Co., Ltd.	628	15,821
Toyota Boshoku Corp.	518	9,556
Toyota Industries Corp.	1,395	78,386
Toyota Motor Corp.	22,361	1,459,238
TS Tech Co., Ltd.	445	18,267
TV Asahi Holdings Corp.	183	3,654
USS Co., Ltd.	1,871	35,367
Wacoal Holdings Corp.	507	13,927
Yamada Denki Co., Ltd.(a)	6,189	30,630
Yamaha Corp.	1,408	65,658
Yamaha Motor Co., Ltd.	2,431	63,870
Yokohama Rubber Co., Ltd. (The)	910	19,380
Zensho Holdings Co., Ltd.	802	17,833

Total Consumer Discretionary		6,582,170

Consumer Staples — 9.0%
Aeon Co., Ltd.	6,072	122,943
Ain Holdings, Inc.	236	17,499
Ajinomoto Co., Inc.	4,414	77,898
Ariake Japan Co., Ltd.	152	12,995
Asahi Group Holdings Ltd.	3,313	160,471
Calbee, Inc.(a)	653	21,584
Ci:z Holdings Co., Ltd.	183	8,100
Coca-Cola Bottlers Japan Holdings, Inc.	1,381	49,656
Cosmos Pharmaceutical Corp.	75	16,475
Ezaki Glico Co., Ltd.	451	20,830
FamilyMart UNY Holdings Co., Ltd.	707	65,685
Fuji Oil Holdings, Inc.	383	12,574
House Foods Group, Inc.	646	20,371
Ito En Ltd.	496	22,088
Itoham Yonekyu Holdings, Inc.	1,145	9,298
Japan Tobacco, Inc.	10,428	295,867
Kagome Co., Ltd.	683	20,806
Kao Corp.	4,200	305,301
Kewpie Corp.	963	23,864
Kikkoman Corp.	1,588	75,045
Kirin Holdings Co., Ltd.	7,258	185,243
Kobayashi Pharmaceutical Co., Ltd.	534	44,413
Kose Corp.	251	47,962
Kusuri no Aoki Holdings Co., Ltd.	135	9,889
Lawson, Inc.	418	25,056
Lion Corp.	2,198	39,683
Matsumotokiyoshi Holdings Co., Ltd.	684	29,574
Megmilk Snow Brand Co., Ltd.	354	8,801
MEIJI Holdings Co., Ltd.	1,166	91,455
Mitsubishi Shokuhin Co., Ltd.	119	3,177
Morinaga & Co., Ltd.	348	16,104

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
Morinaga Milk Industry Co., Ltd.	343	$11,276
NH Foods Ltd.	896	35,539
Nichirei Corp.	931	21,582
Nisshin Seifun Group, Inc.	2,233	43,587
Nissin Foods Holdings Co., Ltd.	601	41,395
Noevir Holdings Co., Ltd.	129	8,459
Pigeon Corp.	941	45,142
Pola Orbis Holdings, Inc.	649	25,104
Sapporo Holdings Ltd.	534	12,871
Seven & i Holdings Co., Ltd.	6,725	273,650
Shiseido Co., Ltd.	3,386	248,339
Sugi Holdings Co., Ltd.	309	16,535
Sundrug Co., Ltd.	572	22,841
Suntory Beverage & Food Ltd.	1,093	46,429
Takara Holdings, Inc.	1,531	17,821
Toyo Suisan Kaisha Ltd.	785	28,331
Tsuruha Holdings, Inc.	315	38,664
Unicharm Corp.	3,316	100,629
Welcia Holdings Co., Ltd.	435	22,034
Yakult Honsha Co., Ltd.	1,068	76,708
Yamazaki Baking Co., Ltd.	1,107	27,443

Total Consumer Staples		3,025,086

Energy — 1.2%
Cosmo Energy Holdings Co., Ltd.	565	19,886
Idemitsu Kosan Co., Ltd.	1,276	57,337
Inpex Corp.	7,962	87,522
Japan Petroleum Exploration Co., Ltd.	261	6,193
JXTG Holdings, Inc.	27,606	202,100
Showa Shell Sekiyu K.K.	1,669	27,315

Total Energy		400,353

Financials — 12.0%
77 Bank Ltd. (The)	604	14,515
Acom Co., Ltd.(a)	3,242	12,888
AEON Financial Service Co., Ltd.	1,005	20,676
Aiful Corp.*(a)	2,481	7,912
Aozora Bank Ltd.	1,018	37,968
Aplus Financial Co., Ltd.*	782	755
Awa Bank Ltd. (The)	1,616	10,394
Bank of Kyoto Ltd. (The)	624	30,158
Chiba Bank Ltd. (The)	5,593	39,772
Chugoku Bank Ltd. (The)	1,507	15,940
Concordia Financial Group Ltd.	10,152	54,415
Credit Saison Co., Ltd.	1,398	21,718
Dai-ichi Life Holdings, Inc.	9,694	182,033
Daishi Bank Ltd. (The)	275	11,645
Daiwa Securities Group, Inc.	13,893	80,772
Fukuoka Financial Group, Inc.	6,374	34,791
Gunma Bank Ltd. (The)	3,703	19,650
Hachijuni Bank Ltd. (The)	3,988	17,528
Hiroshima Bank Ltd. (The)	2,561	17,593
Hitachi Capital Corp.	361	9,623
Hokuhoku Financial Group, Inc.	1,087	15,624
Iyo Bank Ltd. (The)	2,374	16,330
Jafco Co., Ltd.	264	9,634
Japan Exchange Group, Inc.	4,668	82,776
Japan Post Bank Co., Ltd.	3,558	42,624
Japan Post Holdings Co., Ltd.	11,536	126,964
Japan Post Insurance Co., Ltd.	553	11,723
Keiyo Bank Ltd. (The)	1,999	8,786
Kyushu Financial Group, Inc.	3,305	16,888
Matsui Securities Co., Ltd.	871	8,652

	Shares	Value
Common Stocks (continued)
Financials (continued)
Mebuki Financial Group, Inc.	8,867	$31,526
Mitsubishi UFJ Financial Group, Inc.	111,950	689,462
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,805	22,978
Mizuho Financial Group, Inc.	221,540	385,132
MS&AD Insurance Group Holdings, Inc.	4,342	132,347
Nishi-Nippon Financial Holdings, Inc.	1,324	15,755
Nomura Holdings, Inc.	29,328	138,466
North Pacific Bank Ltd.	2,389	8,579
Orient Corp.	4,851	6,760
ORIX Corp.	11,167	180,563
Resona Holdings, Inc.	18,958	107,695
San-In Godo Bank Ltd. (The)	1,283	12,000
SBI Holdings, Inc.	1,889	51,385
Seven Bank Ltd.	5,722	17,277
Shiga Bank Ltd. (The)	2,153	11,367
Shinsei Bank Ltd.	1,389	21,826
Shizuoka Bank Ltd. (The)	4,511	41,588
Sompo Holdings, Inc.	3,072	124,428
Sony Financial Holdings, Inc.	1,519	29,094
Sumitomo Mitsui Financial Group, Inc.(a)	11,656	462,846
Sumitomo Mitsui Trust Holdings, Inc.	3,230	128,000
Suruga Bank Ltd.	1,517	13,565
T&D Holdings, Inc.	4,933	73,374
Tokai Tokyo Financial Holdings, Inc.	1,948	11,172
Tokio Marine Holdings, Inc.	5,893	279,067
Tokyo Century Corp.	405	22,070
Yamaguchi Financial Group, Inc.	1,976	22,348
Zenkoku Hosho Co., Ltd.	438	19,251

Total Financials		4,040,668

Health Care — 8.0%
Alfresa Holdings Corp.	1,552	37,060
Asahi Intecc Co., Ltd.	867	33,033
Astellas Pharma, Inc.	17,260	280,240
Chugai Pharmaceutical Co., Ltd.	1,882	95,327
Daiichi Sankyo Co., Ltd.	5,528	228,251
Eisai Co., Ltd.	2,296	196,536
Hisamitsu Pharmaceutical Co., Inc.	628	45,779
Hoya Corp.	3,195	191,232
Kaken Pharmaceutical Co., Ltd.	301	15,569
Kissei Pharmaceutical Co., Ltd.	271	7,590
KYORIN Holdings, Inc.	390	7,905
Kyowa Hakko Kirin Co., Ltd.	2,209	41,776
M3, Inc.	1,754	66,515
Medipal Holdings Corp.	1,366	27,664
Miraca Holdings, Inc.	453	13,112
Mitsubishi Tanabe Pharma Corp.	1,929	36,050
Mochida Pharmaceutical Co., Ltd.	109	7,878
Nihon Kohden Corp.	651	17,505
Nippon Shinyaku Co., Ltd.	447	25,357
Nipro Corp.	1,009	12,268
Olympus Corp.	2,439	98,593
Ono Pharmaceutical Co., Ltd.	3,838	90,327
Otsuka Holdings Co., Ltd.	3,644	167,649
PeptiDream, Inc.*	739	28,685
Rohto Pharmaceutical Co., Ltd.	844	25,258
Santen Pharmaceutical Co., Ltd.	3,156	52,581
Sawai Pharmaceutical Co., Ltd.	336	15,818
Shionogi & Co., Ltd.	2,465	133,798
Sumitomo Dainippon Pharma Co., Ltd.	1,448	27,979
Suzuken Co., Ltd.	688	30,024
Sysmex Corp.	1,646	155,425
Taisho Pharmaceutical Holdings Co., Ltd.	372	41,972

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Takeda Pharmaceutical Co., Ltd.	6,656	$277,977
Terumo Corp.	2,681	146,816
Tsumura & Co.	571	18,491

Total Health Care		2,698,040

Industrials — 21.5%
AGC, Inc.	1,638	68,335
Aica Kogyo Co., Ltd.	447	16,452
Amada Holdings Co., Ltd.	2,841	28,374
ANA Holdings, Inc.	959	35,125
Central Japan Railway Co.	1,574	326,850
Chiyoda Corp.	1,308	10,423
COMSYS Holdings Corp.	905	22,419
Dai Nippon Printing Co., Ltd.	2,566	55,863
Daifuku Co., Ltd.	841	36,701
Daikin Industries Ltd.	2,311	274,991
DMG Mori Co., Ltd.	859	13,053
East Japan Railway Co.	3,215	299,845
Ebara Corp.	876	26,372
FANUC Corp.	1,693	331,522
Fuji Electric Co., Ltd.	5,461	40,101
Fujikura Ltd.	2,336	14,963
Fukuyama Transporting Co., Ltd.	283	13,728
Furukawa Electric Co., Ltd.	535	18,807
Glory Ltd.	469	13,721
GS Yuasa Corp.	3,367	15,671
Hankyu Hanshin Holdings, Inc.	1,942	77,114
Hino Motors Ltd.	2,336	26,232
Hitachi Construction Machinery Co., Ltd.	923	29,436
Hitachi Transport System Ltd.	367	10,000
Hoshizaki Corp.	455	45,768
IHI Corp.	1,133	39,524
ITOCHU Corp.	12,291	217,404
Japan Airlines Co., Ltd.	1,029	37,900
Japan Airport Terminal Co., Ltd.	396	18,749
Japan Steel Works Ltd. (The)	535	13,086
JGC Corp.	1,878	36,288
JTEKT Corp.	1,969	28,355
Kajima Corp.	7,978	62,076
Kamigumi Co., Ltd.	900	18,782
Kandenko Co., Ltd.	887	9,216
Kawasaki Heavy Industries Ltd.	1,269	37,070
Kawasaki Kisen Kaisha Ltd.*	705	12,766
Keihan Holdings Co., Ltd.	852	30,940
Keikyu Corp.	2,164	35,358
Keio Corp.	1,002	49,053
Keisei Electric Railway Co., Ltd.	1,212	40,223
Kinden Corp.	1,137	18,222
Kintetsu Group Holdings Co., Ltd.	1,565	62,074
Kokuyo Co., Ltd.	719	12,146
Komatsu Ltd.	7,972	233,377
Kubota Corp.	9,675	161,581
Kurita Water Industries Ltd.	958	27,900
Kyowa Exeo Corp.	775	20,943
Kyudenko Corp.	333	13,297
Kyushu Railway Co.	1,397	42,806
LIXIL Group Corp.	2,268	46,316
Mabuchi Motor Co., Ltd.	449	22,021
Maeda Corp.	1,138	13,348
Maeda Road Construction Co., Ltd.	495	9,547
Makita Corp.	2,121	94,928
Marubeni Corp.	13,609	103,435
MINEBEA MITSUMI, Inc.	3,663	65,282

	Shares	Value
Common Stocks (continued)
Industrials (continued)
MISUMI Group, Inc.	2,403	$61,009
Mitsubishi Corp.	11,220	312,424
Mitsubishi Electric Corp.	17,191	232,126
Mitsubishi Heavy Industries Ltd.	2,488	93,061
Mitsubishi Logistics Corp.(a)	577	13,139
Mitsui & Co., Ltd.	14,751	246,223
Mitsui E&S Holdings Co., Ltd.*	627	8,928
Mitsui OSK Lines Ltd.	962	24,836
Miura Co., Ltd.	853	22,274
MonotaRO Co., Ltd.	499	25,008
Nabtesco Corp.	1,014	31,297
Nagase & Co., Ltd.	942	15,215
Nagoya Railroad Co., Ltd.	1,638	41,031
Nankai Electric Railway Co., Ltd.	950	26,054
NGK Insulators Ltd.	2,306	40,294
Nidec Corp.	2,041	295,010
Nihon M&A Center, Inc.	1,108	29,457
Nippo Corp.	433	8,123
Nippon Express Co., Ltd.	637	41,541
Nippon Yusen K.K.	1,398	26,839
Nishi-Nippon Railroad Co., Ltd.	658	17,294
Nisshinbo Holdings, Inc.	1,155	12,650
NSK Ltd.	3,964	43,025
NTN Corp.	3,623	15,827
Obayashi Corp.	5,868	61,070
Odakyu Electric Railway Co., Ltd.	2,658	56,133
OKUMA Corp.	256	14,362
OSG Corp.	657	14,738
Park24 Co., Ltd.	909	25,498
Penta-Ocean Construction Co., Ltd.	2,471	15,496
Persol Holdings Co., Ltd.	1,471	31,985
Pilot Corp.	212	12,197
Recruit Holdings Co., Ltd.	10,429	284,622
Sankyu, Inc.	433	22,745
Sanwa Holdings Corp.	1,726	19,551
Secom Co., Ltd.	1,685	128,400
Seibu Holdings, Inc.	1,881	31,658
Seino Holdings Co., Ltd.	1,286	22,391
SG Holdings Co., Ltd.	693	15,137
Shima Seiki Manufacturing Ltd.	256	13,836
Shimizu Corp.	4,932	51,461
SMC Corp.	506	169,420
Sohgo Security Services Co., Ltd.	580	26,477
Sojitz Corp.	10,915	39,491
Sotetsu Holdings, Inc.	676	20,865
Sumitomo Corp.	9,747	159,780
Sumitomo Heavy Industries Ltd.	982	33,950
Tadano Ltd.	975	12,542
Taisei Corp.	1,851	102,686
THK Co., Ltd.	993	26,834
Tobu Railway Co., Ltd.	1,792	52,668
Toda Corp.	1,973	17,220
Tokyu Corp.	4,297	73,779
Toppan Forms Co., Ltd.	337	3,420
Toppan Printing Co., Ltd.	4,553	34,939
Toshiba Corp.*	51,102	156,584
TOTO Ltd.	1,255	58,411
Toyota Tsusho Corp.	1,942	66,011
Ushio, Inc.	999	12,958
West Japan Railway Co.	1,595	111,140
Yamato Holdings Co., Ltd.	3,092	89,302

Total Industrials		7,258,321

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology — 12.0%
Advantest Corp.	1,544	$36,469
Alps Electric Co., Ltd.	1,641	47,131
Azbil Corp.	594	25,975
Brother Industries Ltd.	2,054	41,707
Canon, Inc.	8,965	289,677
Capcom Co., Ltd.	790	20,424
Citizen Watch Co., Ltd.	2,362	15,488
COLOPL, Inc.	397	2,607
DeNA Co., Ltd.	962	18,090
Disco Corp.	241	40,841
FUJIFILM Holdings Corp.	3,308	135,967
Fujitsu Ltd.	16,918	114,923
GMO Payment Gateway, Inc.	143	16,071
Gree, Inc.	804	4,446
GungHo Online Entertainment, Inc.(a)	3,199	6,801
Hamamatsu Photonics K.K.	1,108	46,818
Hirose Electric Co., Ltd.	279	33,872
Hitachi High-Technologies Corp.	558	22,731
Hitachi Ltd.	40,317	280,425
Horiba Ltd.	335	23,014
Ibiden Co., Ltd.	922	15,114
Itochu Techno-Solutions Corp.	840	15,939
Japan Aviation Electronics Industry Ltd.	381	6,549
Japan Display, Inc.*	5,415	6,966
Kakaku.com, Inc.	1,159	24,352
Keyence Corp.	786	413,644
Koei Tecmo Holdings Co., Ltd.	416	8,510
Konami Holdings Corp.	827	38,786
Konica Minolta, Inc.	3,938	35,215
Kyocera Corp.	2,714	157,302
LINE Corp.*(a)	453	19,748
Murata Manufacturing Co., Ltd.	1,657	288,650
NEC Corp.	2,178	60,316
Nexon Co., Ltd.*	3,555	50,972
Nintendo Co., Ltd.	938	308,030
Nippon Electric Glass Co., Ltd.	720	23,187
Nomura Research Institute Ltd.	903	43,238
NS Solutions Corp.	279	7,343
NTT Data Corp.	5,489	62,422
OBIC Business Consultants Co., Ltd.	63	5,043
Obic Co., Ltd.	582	49,808
Omron Corp.	1,692	76,181
Oracle Corp. Japan	282	23,630
Otsuka Corp.	892	34,743
Renesas Electronics Corp.*	6,075	54,053
Ricoh Co., Ltd.	5,925	57,588
Rohm Co., Ltd.	772	65,517
SCREEN Holdings Co., Ltd.	342	24,900
SCSK Corp.	356	16,792
Seiko Epson Corp.	2,400	43,159
Shimadzu Corp.	2,341	66,503
Square Enix Holdings Co., Ltd.	674	31,791
SUMCO Corp.	2,036	43,343
Taiyo Yuden Co., Ltd.	967	28,723
TDK Corp.	1,042	111,051
TIS, Inc.	699	33,470
Tokyo Electron Ltd.	1,360	232,721
Topcon Corp.	907	15,646
Trend Micro, Inc.	999	58,812
Ulvac, Inc.	419	16,376
Yahoo Japan Corp.(a)	11,397	43,271
Yaskawa Electric Corp.(a)	2,274	74,554

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Yokogawa Electric Corp.	2,111	$37,358

Total Information Technology		4,054,793

Materials — 6.7%
Air Water, Inc.	1,328	24,154
Asahi Kasei Corp.	10,827	144,163
Daicel Corp.	2,543	27,897
Daido Steel Co., Ltd.	299	14,718
Denka Co., Ltd.	773	26,483
DIC Corp.	711	23,120
Dowa Holdings Co., Ltd.	387	12,411
FP Corp.	195	10,713
Hitachi Chemical Co., Ltd.	864	17,042
Hitachi Metals Ltd.	1,717	18,529
JFE Holdings, Inc.	4,471	90,486
JSR Corp.	1,632	31,214
Kaneka Corp.	2,508	22,002
Kansai Paint Co., Ltd.	1,685	38,625
Kobe Steel Ltd.	2,590	25,382
Kuraray Co., Ltd.	3,069	43,181
Lintec Corp.	426	12,501
Maruichi Steel Tube Ltd.	536	18,411
Mitsubishi Chemical Holdings Corp.	11,228	97,766
Mitsubishi Gas Chemical Co., Inc.	1,606	35,724
Mitsubishi Materials Corp.	1,086	30,754
Mitsui Chemicals, Inc.	1,537	41,192
Mitsui Mining & Smelting Co., Ltd.	476	18,774
Nippon Kayaku Co., Ltd.	1,458	16,555
Nippon Paint Holdings Co., Ltd.(a)	1,344	58,351
Nippon Paper Industries Co., Ltd.	802	13,104
Nippon Shokubai Co., Ltd.	276	19,676
Nippon Steel & Sumitomo Metal Corp.	6,775	134,574
Nissan Chemical Corp.	1,205	53,770
Nisshin Steel Co., Ltd.	387	5,424
Nitto Denko Corp.	1,380	99,635
NOF Corp.	612	20,092
Oji Holdings Corp.	7,669	45,354
Rengo Co., Ltd.	1,780	16,235
Shin-Etsu Chemical Co., Ltd.	3,555	357,914
Showa Denko K.K.	1,269	60,310
Sumitomo Chemical Co., Ltd.	13,142	75,255
Sumitomo Metal Mining Co., Ltd.	2,064	74,030
Sumitomo Osaka Cement Co., Ltd.	3,178	15,104
Taiheiyo Cement Corp.	1,052	33,034
Taiyo Nippon Sanso Corp.	1,247	19,049
Teijin Ltd.	1,652	30,696
Tokai Carbon Co., Ltd.(a)	1,704	31,221
Tokuyama Corp.	593	18,647
Toray Industries, Inc.	13,176	101,922
Tosoh Corp.	2,475	40,240
Toyo Seikan Group Holdings Ltd.	1,384	25,370
Toyobo Co., Ltd.	746	12,582
Ube Industries Ltd.	920	24,615
Yamato Kogyo Co., Ltd.	297	9,233
Zeon Corp.	1,254	14,104

Total Materials		2,251,338

Real Estate — 3.0%
Aeon Mall Co., Ltd.	1,032	18,014
Daikyo, Inc.	245	4,905
Daito Trust Construction Co., Ltd.	616	102,713
Daiwa House Industry Co., Ltd.	5,657	205,580
Hulic Co., Ltd.	3,100	30,297

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Ichigo, Inc.	1,749	$7,781
Leopalace21 Corp.	2,064	11,321
Mitsubishi Estate Co., Ltd.	10,280	178,160
Mitsui Fudosan Co., Ltd.	8,226	195,913
Nomura Real Estate Holdings, Inc.	1,029	22,384
NTT Urban Development Corp.	919	9,449
Open House Co., Ltd.	253	13,809
Relo Group, Inc.	903	24,402
Sumitomo Realty & Development Co., Ltd.	3,758	137,241
Tokyo Tatemono Co., Ltd.	1,793	24,042
Tokyu Fudosan Holdings Corp.	4,469	30,262

Total Real Estate		1,016,273

Telecommunication Services — 4.7%
KDDI Corp.	15,496	430,937
Nippon Telegraph & Telephone Corp.	5,704	263,340
NTT DOCOMO, Inc.	10,984	281,910
SoftBank Group Corp.	7,435	615,045

Total Telecommunication Services		1,591,232

Utilities — 1.9%
Chubu Electric Power Co., Inc.	6,080	93,449
Chugoku Electric Power Co., Inc. (The)	2,509	32,948
Electric Power Development Co., Ltd.	1,438	38,860
Hokkaido Electric Power Co., Inc.	1,504	9,674
Hokuriku Electric Power Co.*(a)	1,447	15,150
Kansai Electric Power Co., Inc. (The)	6,324	89,713
Kyushu Electric Power Co., Inc.	4,039	47,412
Osaka Gas Co., Ltd.	3,439	65,898
Shikoku Electric Power Co., Inc.	1,314	17,502
Toho Gas Co., Ltd.	785	26,683
Tohoku Electric Power Co., Inc.	4,106	52,049
Tokyo Electric Power Co., Holdings, Inc.*	13,575	64,758
Tokyo Gas Co., Ltd.	3,815	92,819

Total Utilities		646,915

Total Common Stocks
(Cost $28,285,175)		33,565,189
Short-Term Investment — 0.0%(b)
Money Market Fund — 0.0%(b)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.79%(c)
(Cost $16,172)	16,172	16,172

Investment of Cash Collateral For Securities Loaned — 0.4%
Money Market Fund — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(c)
(Cost $125,699)	125,699	125,699

Total Investments — 99.9%
(Cost $28,427,046)		33,707,060
Other Assets and Liabilities, Net — 0.1%		39,055
Net Assets — 100.0%		$33,746,115

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $383,173; total market value of collateral held by the Fund was $414,224. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $288,525.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at July 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2018 (unaudited)

Forward Foreign Currency Contracts Outstanding as of July 31, 2018:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2018	Unrealized Appreciation
Japanese Yen	08/03/18	Merrill Lynch	1,847,563,761	$ 16,506,422	$ 16,508,461	$ 2,039
Unrealized Appreciation				$ 16,506,422	$ 16,508,461	$ 2,039

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2018	Unrealized Appreciation
Japanese Yen	08/03/18	Merrill Lynch	(1,847,563,761)	$ (16,713,379)	$ (16,508,461)	$ 204,918
Unrealized Appreciation				$ (16,713,379)	$ (16,508,461)	$ 204,918

Total Unrealized Appreciation						$ 206,957

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2018	Unrealized (Depreciation)
Japanese Yen	09/05/18	Merrill Lynch	(1,878,968,262)	$ (16,820,205)	$ (16,827,951)	$ (7,746)
Unrealized Depreciation				$ (16,820,205)	$ (16,827,951)	$ (7,746)

Total Unrealized Depreciation						$ (7,746)

Net Unrealized Appreciation (Depreciation)						$ 199,211

As of July 31, 2018, there was no collateral segregated by the counterparty for Forward foreign currency contracts.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Common Stocks	$33,565,189	$–	$–	$33,565,189
Short-Term Investment:
Money Market Fund	16,172	–	–	16,172
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	125,699	–	–	125,699
Total Investments in Securities	33,707,060	–	–	33,707,060
Other Financial Instruments:(e)
Forward Foreign Currency Contracts	–	206,957	–	206,957
Total Investments in Securities and Other Financial Instruments	$33,707,060	$206,957	$–	$33,914,017
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(e)
Forward Foreign Currency Contracts	$–	$7,746	$–	$7,746
Total Other Financial Instruments	$–	$7,746	$–	$7,746

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.
(e)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF

July 31, 2018 (unaudited)

	Shares	Value
Investment Companies — 99.7%
Aggregate Bond Funds — 35.8%
iShares Core U.S. Aggregate Bond ETF	90,262	$9,573,188
SPDR Portfolio Aggregate Bond ETF(a)	18,628	518,417
Vanguard Total Bond Market ETF	80,206	6,334,670

Total Aggregate Bond Funds		16,426,275

Convertible Bond Fund — 6.7%
SPDR Bloomberg Barclays Convertible Securities ETF	58,204	3,095,289

Emerging Equity Funds — 3.8%
iShares Core MSCI Emerging Markets ETF	13,847	749,123
Vanguard FTSE Emerging Markets ETF	22,330	979,840

Total Emerging Equity Funds		1,728,963

High Yield Corporate Bond Funds — 0.3%
iShares iBoxx High Yield Corporate Bond ETF(a)	996	85,775
SPDR Bloomberg Barclays High Yield Bond ETF(a)	1,617	58,115

Total High Yield Corporate Bond Funds		143,890

International Equity Core Funds — 28.2%
iShares Core MSCI EAFE ETF(a)	90,035	5,845,072
Vanguard FTSE Developed Markets ETF	162,130	7,114,265

Total International Equity Core Funds		12,959,337

U.S. Large Cap Core Funds — 24.9%
Consumer Discretionary Select Sector SPDR Fund	16,687	1,856,762
Energy Select Sector SPDR Fund(a)	7,055	544,082
Financial Select Sector SPDR Fund	75,176	2,101,169
Health Care Select Sector SPDR Fund	10,767	957,509
Industrial Select Sector SPDR Fund	20,661	1,589,244
Technology Select Sector SPDR Fund	9,947	705,441
Utilities Select Sector SPDR Fund	13,726	724,596
Vanguard Consumer Discretionary ETF	2,248	386,903
Vanguard Energy ETF	1,166	123,852
Vanguard Financials ETF(a)	7,949	561,279
Vanguard Health Care ETF(a)	2,742	462,329
Vanguard Industrials ETF	3,332	482,940
Vanguard Information Technology ETF	3,595	669,245
Vanguard Utilities ETF(a)	2,092	246,647

Total U.S. Large Cap Core Funds		11,411,998

Total Investment Companies
(Cost $44,979,564)		45,765,752
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.79%(b)
(Cost $63,273)	63,273	63,273

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 3.6%
Money Market Fund — 3.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(b)
(Cost $1,631,331)	1,631,331	$1,631,331

Total Investments — 103.4%
(Cost $46,674,168)		47,460,356
Other Assets and Liabilities, Net — (3.4)%		(1,546,386)
Net Assets — 100.0%		$45,913,970

1

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,618,011; total market value of collateral held by the Fund was $7,782,029. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $6,150,698.
(b)	Reflects the 1-day yield at July 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018:
		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(c)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	2.41	10/03/2019	Monthly	$ 329,025	$ –
Consumer Staples Select Sector SPDR Fund	Morgan Stanley	1.51	10/03/2019	Monthly	(253,225)	–
Energy Select Sector SPDR Fund	Morgan Stanley	2.41	10/03/2019	Monthly	96,400	–
Financial Select Sector SPDR Fund	Morgan Stanley	2.41	10/03/2019	Monthly	372,294	–
Health Care Select Sector SPDR Fund	Morgan Stanley	2.41	10/03/2019	Monthly	169,678	–
Industrial Select Sector SPDR Fund	Morgan Stanley	2.41	10/03/2019	Monthly	281,604	–
iShares 7-10 Year Treasury Bond ETF	Morgan Stanley	1.00	10/03/2019	Monthly	(2,234,783)	–
iShares Core MSCI EAFE ETF	Morgan Stanley	2.41	10/03/2019	Monthly	1,035,669	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	2.41	10/03/2019	Monthly	132,707	–
iShares Core U.S. Aggregate Bond ETF	Morgan Stanley	2.41	10/03/2019	Monthly	1,696,218	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	2.41	10/03/2019	Monthly	15,243	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1.51	10/03/2019	Monthly	(2,274,221)	–
iShares Russell 2000 ETF	Morgan Stanley	1.45	10/03/2019	Monthly	(2,263,296)	–
Materials Select Sector SPDR Fund	Morgan Stanley	1.51	10/03/2019	Monthly	(295,186)	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.41	10/03/2019	Monthly	548,445	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.41	10/03/2019	Monthly	10,279	–
SPDR Portfolio Aggregate Bond ETF	Morgan Stanley	2.41	10/03/2019	Monthly	91,867	–
Technology Select Sector SPDR Fund	Morgan Stanley	2.41	10/03/2019	Monthly	124,961	–
Utilities Select Sector SPDR Fund	Morgan Stanley	2.41	10/03/2019	Monthly	128,385	–
Vanguard Consumer Discretionary ETF	Morgan Stanley	2.41	10/03/2019	Monthly	68,500	–
Vanguard Energy ETF	Morgan Stanley	2.41	10/03/2019	Monthly	21,988	–
Vanguard Financials ETF	Morgan Stanley	2.41	10/03/2019	Monthly	99,419	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	2.41	10/03/2019	Monthly	1,260,541	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	2.41	10/03/2019	Monthly	173,633	–
Vanguard Health Care ETF	Morgan Stanley	2.41	10/03/2019	Monthly	81,944	–
Vanguard Industrials ETF	Morgan Stanley	2.41	10/03/2019	Monthly	85,515	–
Vanguard Information Technology ETF	Morgan Stanley	2.41	10/03/2019	Monthly	118,584	–
Vanguard Real Estate ETF	Morgan Stanley	1.50	10/03/2019	Monthly	(682,396)	–
Vanguard Total Bond Market ETF	Morgan Stanley	2.41	10/03/2019	Monthly	1,122,385	–
Vanguard Utilities ETF	Morgan Stanley	2.41	10/03/2019	Monthly	43,741	–
						$ –
_______________
(c) Reflects the value at reset date of July 31, 2018.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF (continued)

July 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Investment Companies	$45,765,752	$–	$–	$45,765,752
Short-Term Investment:
Money Market Fund	63,273	–	–	63,273
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,631,331	–	–	1,631,331
Total Investments in Securities	47,460,356	–	–	47,460,356
Other Financial Instruments:(e)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$47,460,356	$–	$–	$47,460,356
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(e)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.
(e)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Bond U.S. ETF

July 31, 2018 (unaudited)

	Shares	Value
Investment Companies — 99.9%
Mortgage Backed Securities Funds — 35.0%
iShares MBS ETF	54,681	$5,674,247
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	336,817	8,529,891
Vanguard Mortgage-Backed Securities ETF	142,469	7,307,235

Total Mortgage Backed Securities Funds		21,511,373

U.S. Long Term Treasury Bond Funds — 16.2%
iShares 10-20 Year Treasury Bond ETF(a)	1,177	152,959
iShares 20+ Year Treasury Bond ETF	13,412	1,605,416
SPDR Portfolio Long Term Treasury ETF	127,558	4,395,649
Vanguard Long-Term Treasury ETF(a)	51,212	3,769,203

Total U.S. Long Term Treasury Bond Funds		9,923,227

U.S. Short Term Treasury Bond Funds — 48.7%
iShares 1-3 Year Treasury Bond ETF	102,795	8,551,516
Schwab Short-Term U.S. Treasury ETF(a)	430,755	21,386,986

Total U.S. Short Term Treasury Bond Funds		29,938,502

Total Investment Companies
(Cost $61,576,019)		61,373,102
Short-Term Investment — 0.0%(b)
Money Market Fund — 0.0%(b)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.79%(c)
(Cost $20,347)	20,347	20,347

Investment of Cash Collateral For Securities Loaned — 5.7%
Money Market Fund — 5.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(c)
(Cost $3,506,185)	3,506,185	3,506,185

Total Investments — 105.6%
(Cost $65,102,551)		64,899,634
Other Assets and Liabilities, Net — (5.6)%		(3,493,564)
Net Assets — 100.0%		$61,406,070

1

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,430,651; total market value of collateral held by the Fund was $3,506,185.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at July 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Bond U.S. ETF (continued)

July 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Investment Companies	$61,373,102	$–	$–	$61,373,102
Short-Term Investment:
Money Market Fund	20,347	–	–	20,347
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	3,506,185	–	–	3,506,185
Total Investments in Securities	$64,899,634	$–	$–	$64,899,634

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Plus Bond U.S. ETF

July 31, 2018 (unaudited)

	Shares	Value
Investment Companies — 99.9%
Emerging Market Bond Fund — 0.5%
Invesco Emerging Markets Sovereign Debt ETF	21,726	$593,554
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,917	754,368
Total Emerging Market Bond Funds		1,347,922

High Yield Corporate Bond Funds — 25.2%
iShares iBoxx $ High Yield Corporate Bond ETF(a)	381,351	32,841,948
SPDR Bloomberg Barclays High Yield Bond ETF(a)	1,120,212	40,260,420

Total High Yield Corporate Bond Funds		73,102,368

Investment Grade Corporate Bond Funds — 1.8%
iShares Broad USD Investment Grade Corporate Bond ETF	21,747	2,340,195
iShares iBoxx $ Investment Grade Corporate Bond ETF	8,132	941,360
Vanguard Intermediate-Term Corporate Bond ETF	23,914	2,007,341

Total Investment Grade Corporate Bond Funds		5,288,896

Mortgage Backed Securities Funds — 22.5%
iShares MBS ETF	165,400	17,163,558
SPDR Bloomberg Barclays Mortgage Backed Bond ETF†	1,018,778	25,800,553
Vanguard Mortgage-Backed Securities ETF	430,924	22,102,092

Total Mortgage Backed Securities Funds		65,066,203

U.S. Intermediate Term Treasury Bond Funds — 1.9%
Schwab Intermediate-Term U.S. Treasury ETF	56,377	2,934,423
Vanguard Intermediate-Term Treasury ETF	40,360	2,516,446

Total U.S. Intermediate Term Treasury Bond Funds		5,450,869

U.S. Long Term Treasury Bond Funds — 2.4%
iShares 10-20 Year Treasury Bond ETF(a)	815	105,914
iShares 20+ Year Treasury Bond ETF	9,384	1,123,265
SPDR Portfolio Long Term Treasury ETF	89,195	3,073,660
Vanguard Long-Term Treasury ETF	35,809	2,635,542

Total U.S. Long Term Treasury Bond Funds		6,938,381

U.S. Medium Term Treasury Bond Funds — 0.4%
iShares 3-7 Year Treasury Bond ETF	7,863	939,393
iShares 7-10 Year Treasury Bond ETF(a)	2,301	234,196

Total U.S. Medium Term Treasury Bond Funds		1,173,589

U.S. Short Term Treasury Bond Funds — 45.2%
iShares 1-3 Year Treasury Bond ETF	449,129	37,363,041
Schwab Short-Term U.S. Treasury ETF(a)	1,881,992	93,440,903

Total U.S. Short Term Treasury Bond Funds		130,803,944

Total Investment Companies
(Cost $288,738,922)		289,172,172

	Shares	Value
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.79%(b)
(Cost $314,750)	314,750	$314,750

Investment of Cash Collateral For Securities Loaned — 16.0%
Money Market Fund — 16.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(b)
(Cost $46,384,171)	46,384,171	46,384,171

Total Investments — 116.0%
(Cost $335,437,843)		335,871,093
Other Assets and Liabilities, Net — (16.0)%		(46,367,177)
Net Assets — 100.0%		$289,503,916

†	Affiliated Fund
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $45,409,150; total market value of collateral held by the Fund was $46,384,171.
(b)	Reflects the 1-day yield at July 31, 2018.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Plus Bond U.S. ETF (continued)

July 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Investment Companies	$289,172,172	$–	$–	$289,172,172
Short-Term Investment:
Money Market Fund	314,750	–	–	314,750
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	46,384,171	–	–	46,384,171
Total Investments in Securities	$335,871,093	$–	$–	$335,871,093

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

A summary of the Fund’s transactions with affiliated funds during the period ended July 31, 2018 is as follows:
Affiliated Holdings

	Shares at 04/30/2018	Value ($) at 04/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2018	Value ($) at 07/31/2018
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	520,339	13,174,984	24,077,063	11,375,387	(148,209)	72,102	120,541	–	1,018,778	25,800,553
	520,339	13,174,984	24,077,063	11,375,387	(148,209)	72,102	120,541	–	1,018,778	25,800,553
For more information on the determination, please refer to Note 2.

See Notes to Schedules of Investments.

No Preferred stock/ Convertible securities in fund holdings

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF

July 31, 2018 (unaudited)

	Principal Amount	Value
Long - Term Bonds 98.2%
Corporate Bonds — 90.5%
Consumer Discretionary — 9.4%
Allison Transmission, Inc.
5.000%, due 10/1/24‡	$199,000	$196,015
Boyd Gaming Corp.
6.375%, due 4/1/26	308,000	314,160
6.875%, due 5/15/23	150,000	157,687
Dana, Inc.
5.500%, due 12/15/24	120,000	117,600
Eldorado Resorts, Inc.
6.000%, due 4/1/25	175,000	176,750
ESH Hospitality, Inc.
5.250%, due 5/1/25‡	267,000	258,656
Goodyear Tire & Rubber Co. (The)
5.125%, due 11/15/23	200,000	199,000
Hanesbrands, Inc.
4.625%, due 5/15/24‡	176,000	170,940
4.875%, due 5/15/26‡	255,000	247,031
Hilton Domestic Operating Co., Inc.
4.250%, due 9/1/24	300,000	289,500
5.125%, due 5/1/26‡	285,000	285,000
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, due 4/1/25	250,000	243,750
4.875%, due 4/1/27	134,000	130,315
International Game Technology PLC
5.625%, due 2/15/20‡	150,000	153,000
6.250%, due 2/15/22‡	360,000	372,150
6.500%, due 2/15/25‡	220,000	231,550
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 6/1/27‡	175,000	165,156
5.000%, due 6/1/24‡	216,000	213,840
5.250%, due 6/1/26‡	275,000	270,875
L Brands, Inc.
5.625%, due 10/15/23	84,000	85,785
6.625%, due 4/1/21	60,000	63,150
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.500%, due 9/1/26	130,000	122,525
5.625%, due 5/1/24	228,000	233,130
MGM Resorts International
4.625%, due 9/1/26	79,000	74,260
5.250%, due 3/31/20	150,000	153,375
5.750%, due 6/15/25	250,000	251,875
6.000%, due 3/15/23	314,000	325,383
6.625%, due 12/15/21	350,000	372,313
7.750%, due 3/15/22	150,000	164,062
Navistar International Corp.
6.625%, due 11/1/25‡	250,000	260,313
Penske Automotive Group, Inc.
5.500%, due 5/15/26	100,000	97,250
QVC, Inc.
4.375%, due 3/15/23	140,000	138,022
4.450%, due 2/15/25	115,000	109,964
4.850%, due 4/1/24	111,000	109,868
Rite Aid Corp.
6.125%, due 4/1/23‡	425,000	428,188
Scientific Games International, Inc.
5.000%, due 10/15/25‡	350,000	336,000

	Principal Amount	Value
Corporate Bonds (continued)
Consumer Discretionary (continued)
Six Flags Entertainment Corp.
4.875%, due 7/31/24‡	$202,000	$197,455
5.500%, due 4/15/27‡	150,000	147,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.500%, due 3/1/25‡	372,000	367,350
		8,230,243
Consumer Staples — 1.5%
Energizer Gamma Acquisition, Inc.
6.375%, due 7/15/26‡	75,000	76,875
Energizer Holdings, Inc.
5.500%, due 6/15/25‡	160,000	157,200
Lamb Weston Holdings, Inc.
4.625%, due 11/1/24‡	152,000	149,150
4.875%, due 11/1/26‡	215,000	211,506
Post Holdings, Inc.
5.500%, due 3/1/25‡	247,000	243,295
Spectrum Brands, Inc.
5.750%, due 7/15/25	210,000	209,738
TreeHouse Foods, Inc.
6.000%, due 2/15/24‡	225,000	225,000
		1,272,764
Energy — 13.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, due 9/15/24	175,000	175,875
Antero Resources Corp.
5.000%, due 3/1/25	175,000	175,000
5.125%, due 12/1/22	300,000	301,500
5.375%, due 11/1/21	179,000	181,237
5.625%, due 6/1/23	172,000	175,440
Cheniere Corpus Christi Holdings LLC
5.125%, due 6/30/27	327,000	327,817
5.875%, due 3/31/25	358,000	376,795
7.000%, due 6/30/24	330,000	361,350
Cheniere Energy Partners LP
5.250%, due 10/1/25	377,000	375,115
Continental Resources, Inc.
3.800%, due 6/1/24	172,000	168,560
4.375%, due 1/15/28	350,000	348,687
4.500%, due 4/15/23	350,000	356,125
4.900%, due 6/1/44	130,000	129,025
5.000%, due 9/15/22	432,000	439,020
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.750%, due 4/1/25	100,000	101,250
6.250%, due 4/1/23	200,000	204,500
DCP Midstream Operating LP
5.375%, due 7/15/25	100,000	102,000
Endeavor Energy Resources LP / EER Finance, Inc.
5.500%, due 1/30/26‡	230,000	224,825
Energy Transfer Equity LP
4.250%, due 3/15/23	196,000	190,855
5.500%, due 6/1/27	275,000	281,875
5.875%, due 1/15/24	242,000	252,285
7.500%, due 10/15/20	320,000	341,600
EnLink Midstream Partners LP
4.850%, due 7/15/26	350,000	336,520
Hilcorp Energy I LP / Hilcorp Finance Co.
5.000%, due 12/1/24‡	150,000	144,187
5.750%, due 10/1/25‡	100,000	99,750

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2018 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Energy (continued)
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.250%, due 3/15/22‡	$125,000	$124,687
Murphy Oil Corp.
5.750%, due 8/15/25	75,000	75,085
6.875%, due 8/15/24	250,000	262,812
Newfield Exploration Co.
5.375%, due 1/1/26	153,000	156,443
5.625%, due 7/1/24	267,000	280,350
Parsley Energy LLC / Parsley Finance Corp.
5.250%, due 8/15/25‡	120,000	118,500
5.375%, due 1/15/25‡	185,000	183,613
5.625%, due 10/15/27‡	155,000	154,225
PDC Energy, Inc.
5.750%, due 5/15/26	175,000	172,813
Radian Group, Inc.
4.500%, due 10/1/24	125,000	120,781
Range Resources Corp.
5.000%, due 8/15/22	100,000	97,625
5.750%, due 6/1/21	150,000	153,375
SM Energy Co.
6.125%, due 11/15/22	100,000	102,500
Springleaf Finance Corp.
7.750%, due 10/1/21	102,000	110,160
8.250%, due 12/15/20	235,000	255,210
Sunoco LP / Sunoco Finance Corp.
4.875%, due 1/15/23‡	225,000	220,500
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, due 9/15/24‡	60,000	61,500
5.500%, due 1/15/28‡	210,000	210,525
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.125%, due 11/15/19	327,000	326,591
5.000%, due 1/15/28‡	250,000	235,625
5.250%, due 5/1/23	184,000	185,380
5.375%, due 2/1/27	150,000	147,750
5.875%, due 4/15/26‡	250,000	255,313
6.750%, due 3/15/24	125,000	131,563
Whiting Petroleum Corp.
5.750%, due 3/15/21	152,000	155,040
6.250%, due 4/1/23	100,000	103,500
Williams Cos., Inc. (The)
4.550%, due 6/24/24	317,000	325,718
5.750%, due 6/24/44	135,000	144,113
WPX Energy, Inc.
5.250%, due 9/15/24	175,000	173,688
5.750%, due 6/1/26	150,000	150,375
8.250%, due 8/1/23	52,000	58,890
		11,425,443
Financials — 4.9%
Ally Financial, Inc.
3.500%, due 1/27/19	50,000	50,062
3.750%, due 11/18/19	76,000	76,038
4.125%, due 3/30/20	200,000	200,500
4.125%, due 2/13/22	30,000	29,700
4.250%, due 4/15/21	175,000	175,437
4.625%, due 3/30/25	155,000	153,644
5.125%, due 9/30/24	228,000	232,845
8.000%, due 11/1/31	485,000	586,244
CIT Group, Inc.
4.125%, due 3/9/21	140,000	140,000

	Principal Amount	Value
Corporate Bonds (continued)
Financials (continued)
CIT Group, Inc. (continued)
5.000%, due 8/15/22	$271,000	$276,081
5.000%, due 8/1/23	225,000	228,094
5.250%, due 3/7/25	102,000	104,295
MSCI, Inc.
4.750%, due 8/1/26‡	127,000	125,413
5.250%, due 11/15/24‡	180,000	183,600
5.375%, due 5/15/27‡	150,000	151,500
5.750%, due 8/15/25‡	200,000	208,500
Navient Corp.
5.000%, due 10/26/20	125,000	125,156
5.875%, due 3/25/21	175,000	178,063
Series MTN, 4.875%, due 6/17/19	180,000	181,575
Series MTN, 8.000%, due 3/25/20	385,000	406,656
Springleaf Finance Corp.
5.250%, due 12/15/19	175,000	178,150
6.125%, due 5/15/22	275,000	282,975
		4,274,528
Health Care — 12.3%
Acadia Healthcare Co., Inc.
5.625%, due 2/15/23	175,000	176,311
Bausch Health Cos., Inc.
5.500%, due 11/1/25‡	427,000	427,000
6.500%, due 3/15/22‡	244,000	254,065
7.000%, due 3/15/24‡	500,000	530,625
Centene Corp.
4.750%, due 5/15/22	335,000	339,187
4.750%, due 1/15/25	352,000	352,000
5.375%, due 6/1/26‡	400,000	409,500
5.625%, due 2/15/21	204,000	208,590
6.125%, due 2/15/24	155,000	163,137
DaVita, Inc.
5.125%, due 7/15/24	355,000	344,350
5.750%, due 8/15/22	350,000	356,125
Encompass Health Corp.
5.750%, due 11/1/24	320,000	323,200
Envision Healthcare Corp.
5.125%, due 7/1/22‡	200,000	202,500
5.625%, due 7/15/22	220,000	224,950
6.250%, due 12/1/24‡	150,000	160,313
HCA Healthcare, Inc.
6.250%, due 2/15/21	110,000	114,538
HCA, Inc.
3.750%, due 3/15/19	150,000	150,375
4.250%, due 10/15/19	35,000	35,262
4.500%, due 2/15/27	117,000	113,636
4.750%, due 5/1/23	195,000	197,194
5.000%, due 3/15/24	300,000	306,750
5.250%, due 4/15/25	71,000	72,597
5.250%, due 6/15/26	125,000	126,875
5.375%, due 2/1/25	192,000	194,400
5.500%, due 6/15/47	175,000	165,812
5.875%, due 3/15/22	125,000	131,250
5.875%, due 5/1/23	125,000	130,625
5.875%, due 2/15/26	225,000	232,594
6.500%, due 2/15/20	326,000	339,448
7.500%, due 2/15/22	257,000	282,379
Hologic, Inc.
4.375%, due 10/15/25‡	275,000	265,375
IQVIA, Inc.
4.875%, due 5/15/23‡	155,000	157,325
5.000%, due 10/15/26‡	258,000	254,130

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2018 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Health Care (continued)
LifePoint Health, Inc.
5.500%, due 12/1/21	$254,000	$258,763
5.875%, due 12/1/23	150,000	156,375
Molina Healthcare, Inc.
5.375%, due 11/15/22	200,000	204,000
Service Corp. International
4.625%, due 12/15/27	150,000	142,500
5.375%, due 5/15/24	205,000	207,563
Teleflex, Inc.
4.625%, due 11/15/27	74,000	70,485
Tenet Healthcare Corp.
4.375%, due 10/1/21	285,000	283,931
4.500%, due 4/1/21	179,000	179,000
4.625%, due 7/15/24	452,000	437,875
5.125%, due 5/1/25	372,000	360,840
6.000%, due 10/1/20	400,000	416,500
WellCare Health Plans, Inc.
5.250%, due 4/1/25	261,000	261,653
		10,721,903
Industrials — 8.8%
ADT Corp. (The)
3.500%, due 7/15/22	245,000	232,750
6.250%, due 10/15/21	205,000	214,225
AECOM
5.125%, due 3/15/27	225,000	217,125
5.875%, due 10/15/24	184,000	192,740
Aramark Services, Inc.
4.750%, due 6/1/26	115,000	111,837
5.000%, due 4/1/25‡	200,000	200,500
5.000%, due 2/1/28‡	300,000	288,750
5.125%, due 1/15/24	123,000	124,076
HD Supply, Inc.
5.750%, due 4/15/24‡	255,000	268,069
Iron Mountain, Inc.
4.375%, due 6/1/21‡	155,000	154,806
6.000%, due 8/15/23	100,000	102,250
KB Home
7.000%, due 12/15/21	150,000	158,250
KLX, Inc.
5.875%, due 12/1/22‡	275,000	284,969
Lennar Corp.
4.125%, due 1/15/22	105,000	103,950
4.500%, due 6/15/19	127,000	127,794
4.500%, due 11/15/19	125,000	125,937
4.500%, due 4/30/24	175,000	169,750
4.750%, due 4/1/21	180,000	182,025
4.750%, due 11/15/22	125,000	125,000
4.750%, due 5/30/25	94,000	91,297
4.750%, due 11/29/27	225,000	211,500
5.875%, due 11/15/24	125,000	129,062
PulteGroup, Inc.
4.250%, due 3/1/21	180,000	180,000
5.000%, due 1/15/27	150,000	141,000
5.500%, due 3/1/26	172,000	169,420
Sabre GLBL, Inc.
5.250%, due 11/15/23‡	75,000	75,375
5.375%, due 4/15/23‡	210,000	212,100
Standard Industries, Inc.
4.750%, due 1/15/28‡	275,000	250,938
5.000%, due 2/15/27‡	140,000	131,250
5.375%, due 11/15/24‡	189,000	187,582
5.500%, due 2/15/23‡	78,000	79,463

	Principal Amount	Value
Corporate Bonds (continued)
Industrials (continued)
Standard Industries, Inc. (continued)
6.000%, due 10/15/25‡	$279,000	$283,185
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, due 7/15/23	182,000	185,185
Toll Brothers Finance Corp.
4.875%, due 3/15/27	100,000	94,500
TransDigm, Inc.
6.000%, due 7/15/22	309,000	313,249
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
4.375%, due 6/15/19	130,000	130,000
United Rentals North America, Inc.
4.625%, due 10/15/25	225,000	217,125
4.875%, due 1/15/28	475,000	443,531
5.500%, due 7/15/25	143,000	145,503
5.500%, due 5/15/27	172,000	170,495
5.750%, due 11/15/24	190,000	194,275
5.875%, due 9/15/26	250,000	254,688
		7,675,526
Information Technology — 7.1%
CDK Global, Inc.
4.875%, due 6/1/27	175,000	171,062
5.000%, due 10/15/24	115,000	117,300
5.875%, due 6/15/26	75,000	76,875
CDW LLC / CDW Finance Corp.
5.000%, due 9/1/23	102,000	102,892
5.000%, due 9/1/25	125,000	123,437
5.500%, due 12/1/24	160,000	165,200
CommScope Technologies LLC
5.000%, due 3/15/27‡	205,000	196,800
6.000%, due 6/15/25‡	280,000	286,300
CommScope, Inc.
5.000%, due 6/15/21‡	125,000	125,625
5.500%, due 6/15/24‡	180,000	181,350
Dell International LLC / EMC Corp.
5.875%, due 6/15/21‡	425,000	434,562
7.125%, due 6/15/24‡	455,000	489,125
EMC Corp.
2.650%, due 6/1/20	339,000	330,101
3.375%, due 6/1/23	305,000	284,794
First Data Corp.
5.000%, due 1/15/24‡	491,000	492,841
5.375%, due 8/15/23‡	253,000	256,795
5.750%, due 1/15/24‡	483,000	493,868
NCR Corp.
6.375%, due 12/15/23	157,000	159,944
Nuance Communications, Inc.
5.625%, due 12/15/26	130,000	129,188
Sensata Technologies BV
4.875%, due 10/15/23‡	150,000	150,938
5.000%, due 10/1/25‡	50,000	49,875
Sensata Technologies UK Financing Co. PLC
6.250%, due 2/15/26‡	167,000	174,724
Symantec Corp.
5.000%, due 4/15/25‡	266,000	262,412
VeriSign, Inc.
4.625%, due 5/1/23	162,000	162,405
4.750%, due 7/15/27	175,000	166,688
5.250%, due 4/1/25	120,000	122,700
See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2018 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Information Technology (continued)
Western Digital Corp.
4.750%, due 2/15/26	$552,000	$543,030
		6,250,831
Materials — 9.0%
Alcoa Nederland Holding BV
6.125%, due 5/15/28‡	100,000	103,000
6.750%, due 9/30/24‡	196,000	208,495
7.000%, due 9/30/26‡	140,000	151,070
Arconic, Inc.
5.125%, due 10/1/24	255,000	254,362
5.400%, due 4/15/21	325,000	332,312
6.150%, due 8/15/20	275,000	286,000
Ashland LLC
4.750%, due 8/15/22	305,000	307,287
Ball Corp.
4.000%, due 11/15/23	236,000	229,215
4.375%, due 12/15/20	175,000	177,187
4.875%, due 3/15/26	152,000	151,240
5.250%, due 7/1/25	270,000	276,750
Berry Global, Inc.
4.500%, due 2/15/26‡	125,000	116,406
5.125%, due 7/15/23	183,000	181,627
5.500%, due 5/15/22	125,000	126,875
Blue Cube Spinco LLC
9.750%, due 10/15/23	160,000	181,200
10.000%, due 10/15/25	150,000	173,813
CF Industries, Inc.
5.150%, due 3/15/34	185,000	170,894
Chemours Co. (The)
5.375%, due 5/15/27	80,000	77,900
6.625%, due 5/15/23	205,000	214,994
7.000%, due 5/15/25	220,000	235,125
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, due 1/15/23	100,000	99,000
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, due 2/1/26‡	334,000	314,795
Freeport-McMoRan, Inc.
3.100%, due 3/15/20	175,000	173,250
3.550%, due 3/1/22	525,000	507,281
3.875%, due 3/15/23	500,000	481,250
4.000%, due 11/14/21	77,000	76,230
4.550%, due 11/14/24	139,000	134,135
6.875%, due 2/15/23	200,000	213,750
Olin Corp.
5.000%, due 2/1/30	119,000	112,158
5.125%, due 9/15/27	150,000	147,000
Owens-Brockway Glass Container, Inc.
5.000%, due 1/15/22‡	134,000	134,000
5.875%, due 8/15/23‡	145,000	147,175
Peabody Energy Corp.
6.000%, due 3/31/22‡	64,000	65,840
6.375%, due 3/31/25‡	150,000	159,000
Platform Specialty Products Corp.
5.875%, due 12/1/25‡	175,000	175,438
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.125%, due 7/15/23‡	408,000	404,940
Sealed Air Corp.
4.875%, due 12/1/22‡	135,000	136,013

	Principal Amount	Value
Corporate Bonds (continued)
Materials (continued)
Sealed Air Corp. (continued)
5.125%, due 12/1/24‡	$62,000	$62,543
Steel Dynamics, Inc.
5.125%, due 10/1/21	200,000	202,250
5.500%, due 10/1/24	65,000	66,625
WR Grace & Co.-Conn.
5.125%, due 10/1/21‡	100,000	101,250
		7,869,675
Media — 10.5%
Altice US Finance I Corp.
5.375%, due 7/15/23‡	272,000	274,380
AMC Networks, Inc.
4.750%, due 8/1/25	200,000	192,000
5.000%, due 4/1/24	166,000	163,095
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, due 2/1/28‡	425,000	398,969
5.125%, due 2/15/23	204,000	203,490
5.125%, due 5/1/23‡	310,000	309,225
5.250%, due 9/30/22	200,000	202,000
5.375%, due 5/1/25‡	50,000	49,125
5.500%, due 5/1/26‡	300,000	294,750
5.750%, due 9/1/23	135,000	137,194
5.750%, due 1/15/24	75,000	75,937
5.750%, due 2/15/26‡	600,000	596,250
5.875%, due 4/1/24‡	300,000	305,250
5.875%, due 5/1/27‡	102,000	100,980
Cinemark USA, Inc.
4.875%, due 6/1/23	200,000	196,750
CSC Holdings LLC
6.625%, due 10/15/25‡	200,000	206,500
6.750%, due 11/15/21	232,000	242,150
Lamar Media Corp.
5.375%, due 1/15/24	126,000	128,835
Live Nation Entertainment, Inc.
4.875%, due 11/1/24‡	147,000	144,979
Netflix, Inc.
4.375%, due 11/15/26	158,000	148,125
4.875%, due 4/15/28‡	425,000	401,625
5.375%, due 2/1/21	150,000	153,938
5.500%, due 2/15/22	210,000	216,300
5.875%, due 2/15/25	250,000	255,625
5.875%, due 11/15/28‡	400,000	400,000
Nielsen Co. Luxembourg SARL (The)
5.500%, due 10/1/21‡	250,000	248,750
Nielsen Finance LLC / Nielsen Finance Co.
4.500%, due 10/1/20	100,000	99,625
5.000%, due 4/15/22‡	500,000	486,250
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.250%, due 2/15/22	180,000	181,575
5.625%, due 2/15/24	135,000	136,012
5.875%, due 3/15/25	75,000	75,656
Sinclair Television Group, Inc.
5.625%, due 8/1/24‡	150,000	148,125
Sirius XM Radio, Inc.
3.875%, due 8/1/22‡	200,000	195,000
4.625%, due 5/15/23‡	110,000	108,350
5.000%, due 8/1/27‡	237,000	225,150
5.375%, due 4/15/25‡	225,000	223,875
5.375%, due 7/15/26‡	225,000	220,500
6.000%, due 7/15/24‡	482,000	499,473

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2018 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
TEGNA, Inc.
5.125%, due 7/15/20	$90,000	$91,012
6.375%, due 10/15/23	135,000	139,387
Tribune Media Co.
5.875%, due 7/15/22	300,000	301,875
		9,178,087
Real Estate — 1.0%
Howard Hughes Corp. (The)
5.375%, due 3/15/25‡	250,000	244,062
Realogy Group LLC / Realogy Co-Issuer Corp.
5.250%, due 12/1/21‡	160,000	160,000
Starwood Property Trust, Inc.
3.625%, due 2/1/21‡	125,000	121,563
4.750%, due 3/15/25‡	125,000	123,438
5.000%, due 12/15/21	191,000	193,387
		842,450
Telecommunication Services — 8.7%
CenturyLink, Inc.
Series V, 5.625%, due 4/1/20	275,000	280,500
CyrusOne LP / CyrusOne Finance Corp.
5.000%, due 3/15/24	160,000	159,200
5.375%, due 3/15/27	125,000	124,062
Equinix, Inc.
5.375%, due 1/1/22	175,000	180,687
5.375%, due 4/1/23	250,000	256,250
5.375%, due 5/15/27	322,000	324,415
5.750%, due 1/1/25	80,000	82,400
5.875%, due 1/15/26	231,000	238,796
Level 3 Financing, Inc.
5.125%, due 5/1/23	210,000	207,375
5.375%, due 8/15/22	100,000	100,375
5.375%, due 1/15/24	200,000	198,000
5.625%, due 2/1/23	174,000	175,087
Level 3 Parent LLC
5.750%, due 12/1/22	150,000	150,563
SBA Communications Corp.
4.000%, due 10/1/22	110,000	106,150
4.875%, due 7/15/22	195,000	194,269
4.875%, due 9/1/24	285,000	275,381
Sprint Capital Corp.
6.900%, due 5/1/19	424,000	432,480
Sprint Communications, Inc.
7.000%, due 3/1/20‡	240,000	249,000
7.000%, due 8/15/20	360,000	375,300
T-Mobile USA, Inc.
4.000%, due 4/15/22	250,000	246,875
4.500%, due 2/1/26	250,000	235,000
4.750%, due 2/1/28	317,000	293,621
5.125%, due 4/15/25	100,000	100,250
5.375%, due 4/15/27	154,000	151,690
6.000%, due 3/1/23	230,000	236,900
6.000%, due 4/15/24	304,000	314,260
6.375%, due 3/1/25	290,000	301,963
6.500%, due 1/15/24	250,000	260,625
6.500%, due 1/15/26	375,000	392,813
Zayo Group LLC / Zayo Capital, Inc.
5.750%, due 1/15/27‡	375,000	371,250
6.000%, due 4/1/23	365,000	373,669
6.375%, due 5/15/25	169,000	174,915

		7,564,121

	Principal Amount	Value
Corporate Bonds (continued)
Transportation — 0.4%
American Airlines Group, Inc.
4.625%, due 3/1/20‡	$32,000	$32,155
5.500%, due 10/1/19‡	194,000	196,417
XPO Logistics, Inc.
6.125%, due 9/1/23‡	150,000	153,750
		382,322
Utilities — 3.8%
AES Corp.
4.500%, due 3/15/23	200,000	199,500
5.125%, due 9/1/27	100,000	101,000
5.500%, due 4/15/25	129,000	131,257
6.000%, due 5/15/26	160,000	167,200
Calpine Corp.
5.875%, due 1/15/24‡	22,000	22,110
6.000%, due 1/15/22‡	210,000	213,675
NextEra Energy Operating Partners LP
4.250%, due 9/15/24‡	150,000	144,750
4.500%, due 9/15/27‡	100,000	94,125
NRG Energy, Inc.
5.750%, due 1/15/28‡	200,000	198,000
6.250%, due 7/15/22	182,000	187,687
6.250%, due 5/1/24	184,000	189,520
6.625%, due 1/15/27	300,000	309,750
7.250%, due 5/15/26	250,000	266,250
TerraForm Power Operating LLC
4.250%, due 1/31/23‡	125,000	120,625
5.000%, due 1/31/28‡	177,000	166,823
Vistra Energy Corp.
5.875%, due 6/1/23	125,000	128,594
7.625%, due 11/1/24	350,000	375,375
8.000%, due 1/15/25‡	200,000	217,250
8.125%, due 1/30/26‡	121,000	133,100
		3,366,591
Total Corporate Bonds
(Cost $80,890,424)		79,054,484

Foreign Bonds — 7.7%

Consumer Discretionary — 2.7%
1011778 BC ULC / New Red Finance, Inc., (Canada)
4.250%, due 5/15/24‡	405,000	385,256
4.625%, due 1/15/22‡	179,000	178,329
5.000%, due 10/15/25‡	689,000	660,579
Fiat Chrysler Automobiles NV, (United Kingdom)
4.500%, due 4/15/20	400,000	404,000
5.250%, due 4/15/23	321,000	323,407
IHO Verwaltungs GmbH, (Germany)
4.125%, due 9/15/21‡	140,000	138,250
4.500%, due 9/15/23‡	130,000	124,475
Jaguar Land Rover Automotive PLC, (United Kingdom)
3.500%, due 3/15/20‡	75,000	74,250
4.250%, due 11/15/19‡	65,000	65,081
		2,353,627
Energy — 0.1%
Seven Generations Energy Ltd., (Canada)
6.750%, due 5/1/23‡	125,000	129,063
Financials — 0.7%
Park Aerospace Holdings Ltd., (Ireland)
4.500%, due 3/15/23‡	200,000	191,000

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2018 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)
Financials (continued)
Park Aerospace Holdings Ltd. (continued)
5.250%, due 8/15/22‡	$400,000	$398,442
		589,442
Health Care — 0.3%
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
6.000%, due 4/15/24	275,000	284,625
Industrials — 0.8%
Ashtead Capital, Inc., (United Kingdom)
4.125%, due 8/15/25‡	377,000	357,207
Bombardier, Inc., (Canada)
8.750%, due 12/1/21‡	300,000	331,875
		689,082
Information Technology — 0.9%
Nokia OYJ, (Finland)
3.375%, due 6/12/22	75,000	72,281
4.375%, due 6/12/27	112,000	105,577
5.375%, due 5/15/19	28,000	28,455
Open Text Corp., (Canada)
5.625%, due 1/15/23‡	200,000	205,000
5.875%, due 6/1/26‡	167,000	171,593
Telefonaktiebolaget LM Ericsson, (Sweden)
4.125%, due 5/15/22	222,000	218,604
		801,510
Materials — 1.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., (Ireland)
4.250%, due 9/15/22‡	200,000	196,250
4.625%, due 5/15/23‡	182,000	179,725
FMG Resources August 2006 Pty Ltd., (Australia)
4.750%, due 5/15/22‡	159,000	154,031
NOVA Chemicals Corp., (Canada)
4.875%, due 6/1/24‡	50,000	48,250
5.250%, due 8/1/23‡	105,000	104,737
5.250%, due 6/1/27‡	160,000	149,600
Teck Resources Ltd., (Canada)
8.500%, due 6/1/24‡	175,000	192,719
		1,025,312
Media — 0.4%
Videotron Ltd., (Canada)
5.125%, due 4/15/27‡	175,000	171,938
5.375%, due 6/15/24‡	160,000	165,200
		337,138
Telecommunication Services — 0.6%
Inmarsat Finance PLC, (United Kingdom)
4.875%, due 5/15/22‡	270,000	266,625
Intelsat Jackson Holdings SA, (Luxembourg)
9.500%, due 9/30/22‡	100,000	115,500
Millicom International Cellular SA, (Colombia)
6.000%, due 3/15/25‡	125,000	127,188
		509,313
Total Foreign Bonds
(Cost $6,843,544)		6,719,112

	Shares	Value
Short-Term Investment — 0.8%
Money Market Fund — 0.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.77%(a)
(Cost $704,037)	704,037	$704,037

Total Investments — 99.0%
(Cost $88,438,005)		86,477,633
Other Assets and Liabilities, Net — 1.0%		878,908
Net Assets — 100.0%		$87,356,541

1

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4 (a) (2) of the Securities Act of 1933, as amended.
(a)	Reflects the 1-day yield at July 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(b)
Corporate Bonds	$–	$79,054,484	$–	$79,054,484
Foreign Bonds	–	6,719,112	–	6,719,112
Short-Term Investment:
Money Market Fund	704,037	–	–	704,037
Total Investments in Securities	$704,037	$85,773,596	$–	$86,477,633

(b)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments - IQ Chaikin U.S. Small Cap ETF

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Basic Materials — 5.9%
AdvanSix, Inc.*	63,438	$2,567,336
Clearwater Paper Corp.*	56,429	1,275,295
Commercial Metals Co.	107,838	2,409,101
Hawkins, Inc.	62,770	2,341,321
Koppers Holdings, Inc.*	53,683	2,015,797
Kraton Corp.*	46,245	2,223,922
Nexeo Solutions, Inc.*	206,202	1,872,314
Peabody Energy Corp.	60,448	2,568,436
Stepan Co.	26,525	2,323,059
SunCoke Energy, Inc.*	205,052	2,339,643
Tredegar Corp.	122,917	3,201,988
Trinseo SA	29,796	2,225,761
Veritiv Corp.*(a)	56,285	2,155,716

Total Basic Materials		29,519,689

Consumer Goods — 8.0%
ACCO Brands Corp.	175,805	2,250,304
Avon Products, Inc.*	776,886	1,235,249
Beazer Homes USA, Inc.*	138,333	1,772,046
Fossil Group, Inc.*	173,729	4,551,700
HNI Corp.	61,135	2,645,311
M/I Homes, Inc.*	69,273	1,791,400
MDC Holdings, Inc.	79,024	2,294,857
Meritage Homes Corp.*	48,759	2,103,951
Perry Ellis International, Inc.*	85,518	2,397,924
Stoneridge, Inc.*	79,940	2,717,960
Taylor Morrison Home Corp., Class A*	94,775	1,850,956
Tenneco, Inc.	40,211	1,853,727
Tower International, Inc.	79,508	2,568,108
Unifi, Inc.*	60,869	1,836,418
Vista Outdoor, Inc.*	135,196	2,195,583
William Lyon Homes, Class A*	80,260	1,752,076
Winnebago Industries, Inc.(a)	58,680	2,341,332
Zynga, Inc., Class A*	602,830	2,284,725

Total Consumer Goods		40,443,627

Consumer Services — 13.3%
Asbury Automotive Group, Inc.*(a)	32,687	2,297,896
Avis Budget Group, Inc.*	47,104	1,641,574
Barnes & Noble Education, Inc.*	320,226	1,799,670
Beacon Roofing Supply, Inc.*	41,574	1,749,434
Bloomin' Brands, Inc.	90,874	1,757,503
Bojangles', Inc.*(a)	159,304	2,094,848
Brinker International, Inc.	61,118	2,882,936
Caleres, Inc.	65,665	2,199,121
Career Education Corp.*	167,911	3,089,562
Chico's FAS, Inc.(a)	244,066	2,123,374
Citi Trends, Inc.	71,380	2,027,906
Del Frisco's Restaurant Group, Inc.*	144,679	1,237,006
Group 1 Automotive, Inc.(a)	33,767	2,363,352
Hawaiian Holdings, Inc.	57,012	2,286,181
J. Jill, Inc.*(a)	499,176	4,088,252
Liberty Expedia Holdings, Inc., Class A*	56,170	2,705,709
Liberty TripAdvisor Holdings, Inc., Class A*	205,242	3,417,279
Lithia Motors, Inc., Class A(a)	21,949	1,954,559
Marcus Corp. (The)	72,697	2,802,469
New Media Investment Group, Inc.	128,726	2,315,781
Office Depot, Inc.	1,026,215	2,575,800
Penn National Gaming, Inc.*	84,020	2,692,841
Providence Service Corp. (The)*	31,911	2,236,323
Regis Corp.*(a)	145,827	2,546,139
Rush Enterprises, Inc., Class A*	51,926	2,341,343
Sally Beauty Holdings, Inc.*(a)	134,128	2,211,771
SP Plus Corp.*	61,976	2,417,064
SpartanNash Co.	128,205	3,071,792

Total Consumer Services		66,927,485

	Shares	Value
Common Stocks (continued)
Financials — 26.5%
Access National Corp.	77,335	$2,148,366
American Equity Investment Life Holding Co.	75,148	2,685,038
American National Insurance Co.	18,864	2,433,267
Ashford Hospitality Trust, Inc.	341,541	2,698,174
AV Homes, Inc.*(a)	118,941	2,563,179
Bancorp, Inc. (The)*	204,292	1,983,675
BancorpSouth Bank(a)	69,382	2,282,668
Banner Corp.	39,761	2,503,750
Berkshire Hills Bancorp, Inc.	58,139	2,360,443
BGC Partners, Inc., Class A	164,041	1,761,800
Camden National Corp.	49,581	2,285,684
CenterState Bank Corp.	83,165	2,307,829
Community Trust Bancorp, Inc.	48,813	2,383,295
Customers Bancorp, Inc.*	75,690	1,927,824
Employers Holdings, Inc.	54,545	2,533,615
Evercore, Inc., Class A	25,302	2,859,126
FBL Financial Group, Inc., Class A	31,815	2,599,286
Federated Investors, Inc., Class B	66,059	1,598,628
Fidelity Southern Corp.	95,637	2,288,593
First BanCorp*	366,507	3,012,688
First Busey Corp.	74,238	2,354,829
First Defiance Financial Corp.	76,988	2,475,934
First Foundation, Inc.*	119,005	1,870,759
First Interstate BancSystem, Inc., Class A	55,787	2,407,209
FirstCash, Inc.	27,155	2,204,986
Great Southern Bancorp, Inc.	44,171	2,608,298
Great Western Bancorp, Inc.	54,789	2,292,920
Greenlight Capital Re Ltd., Class A*(a)	137,468	2,007,033
Hanmi Financial Corp.	71,751	1,797,363
Health Insurance Innovations, Inc., Class A*	76,345	2,538,471
Heartland Financial USA, Inc.	41,590	2,443,413
Hilltop Holdings, Inc.	94,048	1,956,198
Hope Bancorp, Inc.	121,295	2,035,330
Horace Mann Educators Corp.	51,611	2,255,401
Houlihan Lokey, Inc.	49,469	2,431,896
Kemper Corp.	38,708	3,088,898
Maiden Holdings Ltd.	339,439	2,953,119
Meta Financial Group, Inc.(a)	20,205	1,807,337
MidWestOne Financial Group, Inc.	66,277	2,131,468
National General Holdings Corp.	90,759	2,503,133
Opus Bank	78,798	2,229,983
Peapack Gladstone Financial Corp.	66,078	2,172,645
PennyMac Financial Services, Inc., Class A*	97,411	1,865,421
Peoples Bancorp, Inc.	62,239	2,254,297
Piper Jaffray Cos.	26,567	2,054,958
QCR Holdings, Inc.	49,194	2,137,479
Renasant Corp.	51,841	2,316,256
RMR Group, Inc. (The), Class A	31,542	2,737,846
Selective Insurance Group, Inc.	36,349	2,173,670
State Bank Financial Corp.	73,521	2,312,235
TCF Financial Corp.	96,728	2,428,840
Towne Bank/Portsmouth VA	77,145	2,491,784
TriState Capital Holdings, Inc.*	94,897	2,789,972
United Fire Group, Inc.	46,100	2,779,369
United Insurance Holdings Corp.	115,279	2,393,192
Universal Insurance Holdings, Inc.	69,165	3,070,926
Walker & Dunlop, Inc.	37,132	2,200,442

Total Financials		133,790,238

Health Care — 4.1%
Aceto Corp.(a)	290,310	949,314
BioTime, Inc.*(a)	820,212	2,132,551
Enanta Pharmaceuticals, Inc.*	27,269	2,659,273
HealthStream, Inc.	88,858	2,495,133
Lantheus Holdings, Inc.*	138,765	2,005,154
LifePoint Health, Inc.*	46,944	3,041,971
Magellan Health, Inc.*	20,601	1,498,723
Syneos Health, Inc.*(a)	62,151	3,062,490

See Notes to Schedules of Investments.

Schedules of Investments - IQ Chaikin U.S. Small Cap ETF (continued)

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Triple-S Management Corp., Class B*	84,405	$2,997,222

Total Health Care		20,841,831

Industrials — 30.4%
AAR Corp.	50,019	2,371,401
ABM Industries, Inc.(a)	65,901	2,056,111
Anixter International, Inc.*	29,130	2,123,577
ArcBest Corp.	68,841	3,204,549
Argan, Inc.	51,370	1,972,608
ASGN, Inc.*	26,946	2,433,224
Atkore International Group, Inc.*	111,151	2,629,833
Atlas Air Worldwide Holdings, Inc.*	36,499	2,447,258
Barrett Business Services, Inc.	26,621	2,445,937
Benchmark Electronics, Inc.	73,915	1,788,743
Blue Bird Corp.*(a)	93,095	2,099,292
Builders FirstSource, Inc.*	111,208	1,993,959
CBIZ, Inc.*	120,896	2,659,712
Convergys Corp.	97,540	2,399,484
Covenant Transportation Group, Inc., Class A*	73,964	2,143,477
CRA International, Inc.	42,195	2,283,593
Donnelley Financial Solutions, Inc.*	128,501	2,672,821
Ducommun, Inc.*	72,625	2,420,591
Encore Wire Corp.	38,913	1,897,009
Engility Holdings, Inc.*	90,424	3,128,670
Essendant, Inc.	282,866	4,704,062
Forward Air Corp.	41,740	2,667,186
Foundation Building Materials, Inc.*	147,978	2,144,201
FTI Consulting, Inc.*	45,576	3,598,681
Global Brass & Copper Holdings, Inc.	65,960	2,173,382
GMS, Inc.*	72,198	1,894,476
GP Strategies Corp.*	97,411	1,841,068
Griffon Corp.	120,896	2,164,038
Heidrick & Struggles International, Inc.	70,603	2,887,663
Heritage-Crystal Clean, Inc.*	93,688	2,257,881
Hub Group, Inc., Class A*	52,721	2,446,254
Hyster-Yale Materials Handling, Inc.	31,551	2,074,794
ICF International, Inc.	37,748	2,780,140
Imperva, Inc.*	50,955	2,356,669
Integer Holdings Corp.*	39,016	2,787,693
Kelly Services, Inc., Class A	75,976	1,845,457
Kforce, Inc.	81,566	3,083,195
Korn/Ferry International	42,767	2,821,767
LSC Communications, Inc.	126,444	1,899,189
Lydall, Inc.*	45,728	2,121,779
ManTech International Corp./VA, Class A	39,776	2,380,594
Mueller Industries, Inc.	84,341	2,792,531
NCI Building Systems, Inc.*	124,652	1,988,199
Patrick Industries, Inc.*(a)	35,673	2,184,971
Primoris Services Corp.	88,325	2,385,658
Quad/Graphics, Inc.	87,039	1,789,522
Quanex Building Products Corp.	126,805	2,244,448
Resources Connection, Inc.	136,195	2,165,501
REV Group, Inc.	106,279	1,824,810
Saia, Inc.*	29,359	2,212,201
Spartan Motors, Inc.	128,277	1,892,086
SPX Corp.*	67,930	2,520,203
SPX FLOW, Inc.*	44,854	2,131,462
Sykes Enterprises, Inc.*	76,239	2,261,249
TrueBlue, Inc.*	85,188	2,304,335
TTM Technologies, Inc.*(a)	144,301	2,505,065
Universal Forest Products, Inc.	67,992	2,504,825
US Concrete, Inc.*(a)	36,529	1,844,715
Viad Corp.	42,066	2,414,588
VSE Corp.	42,660	1,838,646
Wabash National Corp.	106,024	2,099,275
Wesco Aircraft Holdings, Inc.*	215,254	2,572,285
WESCO International, Inc.*	35,558	2,169,038
World Fuel Services Corp.	89,872	2,501,138

	Shares	Value
Common Stocks (continued)
Industrials (continued)
YRC Worldwide, Inc.*	249,871	$2,433,744

Total Industrials		153,682,513

Oil & Gas — 2.5%
C&J Energy Services, Inc.*(a)	85,451	1,987,590
Exterran Corp.*	82,635	2,290,642
PBF Energy, Inc., Class A	65,084	3,039,423
Renewable Energy Group, Inc.*	172,372	2,938,943
TETRA Technologies, Inc.*(a)	588,365	2,535,853

Total Oil & Gas		12,792,451

Technology — 8.3%
Advanced Energy Industries, Inc.*	34,528	2,114,495
Alpha & Omega Semiconductor Ltd.*	142,806	1,907,888
Amkor Technology, Inc.*	217,804	1,890,539
CACI International, Inc., Class A*	14,578	2,554,066
ePlus, Inc.*	28,396	2,801,265
FormFactor, Inc.*	161,638	2,093,212
Insight Enterprises, Inc.*	63,165	3,175,304
MicroStrategy, Inc., Class A*	17,105	2,226,216
MobileIron, Inc.*	445,729	2,094,926
OneSpan, Inc.*	170,375	2,777,112
Perficient, Inc.*	96,263	2,533,642
Presidio, Inc.*(a)	141,071	1,969,351
ScanSource, Inc.*	62,063	2,560,099
Super Micro Computer, Inc.*(a)	129,786	2,868,271
Ultra Clean Holdings, Inc.*(a)	114,616	1,538,147
Unisys Corp.*(a)	205,242	2,637,360
Vectrus, Inc.*	59,247	1,860,948
Verint Systems, Inc.*	51,792	2,325,461

Total Technology		41,928,302

Telecommunications — 0.4%
Telephone & Data Systems, Inc.	78,714	1,987,528

Utilities — 0.5%
SJW Group	41,858	2,707,375

Total Common Stocks
(Cost $475,040,167)		504,621,039
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.79%(b)
(Cost $367,466)	367,466	367,466

Investment of Cash Collateral For Securities Loaned — 0.7%
Money Market Fund — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(b)
(Cost $3,323,004)	3,323,004	3,323,004

Total Investments — 100.7%
(Cost $478,730,637)		508,311,509
Other Assets and Liabilities, Net — (0.7)%		(3,394,395)
Net Assets — 100.0%		$504,917,114

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $29,929,981; total market value of collateral held by the Fund was $30,427,338. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $27,104,334.
(b)	Reflects the 1-day yield at July 31, 2018.

See Notes to Schedules of Investments.

Schedules of Investments - IQ Chaikin U.S. Small Cap ETF (continued)

July 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Common Stocks	$504,621,039	$–	$–	$504,621,039
Short-Term Investment:
Money Market Fund	367,466	–	–	367,466
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	3,323,004	–	–	3,323,004
Total Investments in Securities	$508,311,509	$–	$–	$508,311,509

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments - IQ Chaikin U.S. Large Cap ETF

July 31, 2018 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Basic Materials — 1.5%
LyondellBasell Industries NV, Class A	62,117	$6,881,942

Consumer Goods — 7.1%
Altria Group, Inc.	106,535	6,251,474
Archer-Daniels-Midland Co.	150,860	7,280,504
Ford Motor Co.	597,125	5,995,135
Molson Coors Brewing Co., Class B	87,082	5,834,494
Stanley Black & Decker, Inc.	42,396	6,336,930

Total Consumer Goods		31,698,537

Consumer Services — 4.5%
AmerisourceBergen Corp.	76,998	6,300,746
Booking Holdings, Inc.*	3,107	6,303,233
Ross Stores, Inc.	84,002	7,344,295

Total Consumer Services		19,948,274

Financials — 39.8%
Aflac, Inc.	148,761	6,923,337
Allstate Corp. (The)	69,208	6,583,065
American International Group, Inc.	120,259	6,639,499
Ameriprise Financial, Inc.	43,933	6,399,720
Bank of America Corp.	219,060	6,764,573
Bank of New York Mellon Corp. (The)	127,523	6,818,655
Berkshire Hathaway, Inc., Class B*	32,980	6,525,753
Capital One Financial Corp.	69,083	6,515,909
Chubb Ltd.	47,329	6,612,808
Citigroup, Inc.	94,664	6,805,395
Citizens Financial Group, Inc.	155,466	6,184,437
Goldman Sachs Group, Inc. (The)	26,145	6,207,607
Hartford Financial Services Group, Inc. (The)	126,533	6,668,289
KeyCorp	335,578	7,003,513
Lincoln National Corp.	89,831	6,117,491
Loews Corp.	131,705	6,687,980
MetLife, Inc.	142,110	6,500,111
Moody's Corp.	40,544	6,937,889
Morgan Stanley	121,690	6,152,646
Northern Trust Corp.	63,653	6,952,181
Principal Financial Group, Inc.	110,012	6,389,497
Progressive Corp. (The)	107,271	6,437,333
Prudential Financial, Inc.	63,018	6,359,146
Regions Financial Corp.	353,569	6,579,919
State Street Corp.	65,350	5,771,059
SunTrust Banks, Inc.	96,971	6,988,700
Wells Fargo & Co.	126,550	7,250,050

Total Financials		177,776,562

Health Care — 10.1%
Anthem, Inc.	29,501	7,463,753
Biogen, Inc.*	24,395	8,156,956
Cigna Corp.	39,106	7,016,398
HCA Healthcare, Inc.	66,377	8,246,015
Laboratory Corp. of America Holdings*	39,665	6,954,861
Pfizer, Inc.	184,701	7,375,111

Total Health Care		45,213,094

Industrials — 13.7%
Accenture PLC, Class A	43,413	6,916,993
Cummins, Inc.	40,691	5,811,082
FedEx Corp.	27,541	6,771,506
Fidelity National Information Services, Inc.	68,337	7,047,595
Fiserv, Inc.*	92,031	6,946,500
General Dynamics Corp.	29,242	5,841,382
Ingersoll-Rand PLC	76,057	7,492,375
Lockheed Martin Corp.	19,025	6,204,052

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Norfolk Southern Corp.	48,429	$8,184,501

Total Industrials		61,215,986

Oil & Gas — 9.1%
Andeavor	63,678	9,555,521
Chevron Corp.	56,393	7,120,744
Marathon Petroleum Corp.	88,731	7,172,127
Phillips 66	67,498	8,325,203
Valero Energy Corp.	70,100	8,296,335

Total Oil & Gas		40,469,930

Technology — 9.8%
Applied Materials, Inc.	116,621	5,671,279
Cognizant Technology Solutions Corp., Class A	80,777	6,583,326
DXC Technology Co.	73,357	6,216,272
Hewlett Packard Enterprise Co.	368,252	5,685,811
HP, Inc.	297,041	6,855,706
Lam Research Corp.	31,934	6,087,898
Micron Technology, Inc.*	123,424	6,515,553

Total Technology		43,615,845

Telecommunications — 1.3%
AT&T, Inc.	185,306	5,924,233

Utilities — 3.0%
Exelon Corp.	168,113	7,144,802
PG&E Corp.	147,173	6,340,213

Total Utilities		13,485,015

Total Common Stocks
(Cost $436,037,136)		446,229,418
Short-Term Investment — 0.0%(a)
Money Market Fund — 0.0%(a)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.79%(b)
(Cost $249,189)	249,189	249,189

Total Investments — 99.9%
(Cost $436,286,325)		446,478,607
Other Assets and Liabilities, Net — 0.1%		265,891
Net Assets — 100.0%		$446,744,498

1

*	Non-income producing securities.
(a)	Less than 0.05%
(b)	Reflects the 1-day yield at July 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments - IQ Chaikin U.S. Large Cap ETF (continued)

July 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Common Stocks	$446,229,418	$–	$–	$446,229,418
Short-Term Investment:
Money Market Fund	249,189	–	–	249,189
Total Investments in Securities	$446,478,607	$–	$–	$446,478,607

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

1.	FAIR VALUE MEASUREMENT (unaudited)

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at July 31, 2018 is disclosed at the end of each Fund’s Schedule of Investments.

2.	OTHER AFFILIATED PARTIES AND TRANSACTIONS (unaudited)

If a Fund owns more than 5% of the outstanding voting shares of another issuer, the issuer may be considered an affiliate. At July 31, 2018, affiliated transactions if any are listed at the end of the respective Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	September 24, 2018

By (Signature and Title)*	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date	September 24, 2018

* Print the name and title of each signing officer under his or her signature.